	As filed with the Securities and Exchange	Registration No. 333-130822
	Commission on April 12, 2010	Registration No. 811-08582

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 6 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account I of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
60 days after filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2010 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

PART A

ING Life Insurance and Annuity Company and its Variable Annuity Account I

Retirement Master

Supplement dated April 30, 2010 to the Contract Prospectus and Contract Prospectus Summary, each dated April 30, 2010

The following information updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

1. Effective in July and August certain funds offered through your contract will be reorganized into other funds as follows: Effective mid-July, 2010, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio Evergreen Special Values Fund

Surviving Portfolio Wells Fargo Advantage Special Small Cap Value Fund

Accordingly, the date of this reorganization, investments in the Disappearing Portfolio will automatically become investments in the Surviving Portfolio, as follows:

  Class F of the Wells Fargo Advantage Special Small Cap Value Fund will automatically be added to your contract and all existing account balances invested in the Evergreen Special Values Fund (Class A) will automatically become investments in the Wells Fargo Advantage Special Small Cap Value Fund (Class F).

As a result, effective the date of this reorganization, all references to the Disappearing Portfolio in the Contract Prospectus and Contract Prospectus Summary are hereby deleted. Please refer to the Disappearing Portfolio’s prospectus, including any supplements, for information regarding the exact reorganization date.

Effective after the close of business on August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios ING Baron Asset Portfolio ING Opportunistic LargeCap Portfolio ING Wells Fargo Small Cap Disciplined Portfolio

Surviving Portfolios ING MidCap Opportunities Portfolio ING Growth and Income Portfolio ING Small Company Portfolio

Accordingly, effective after the close of business on August 20, 2010 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

  All existing account balances invested in the ING Baron Asset Portfolio (S Class) will automatically become investments in the ING MidCap Opportunities Portfolio (Class I).

  All existing account balances invested in the ING Opportunistic LargeCap Portfolio (Class I) will automatically become investments in the ING Growth and Income Portfolio (Class I).

  All existing account balances invested in the ING Wells Fargo Small Cap Disciplined Portfolio (Class S) will automatically become investments in the ING Small Company Portfolio (Class I).

As a result of the reorganizations, effective after the close of business on August 20, 2010 all references to the Disappearing Portfolios in the Contract Prospectus and Contract Prospectus Summary are hereby deleted.

X.130822-10

April 2010

2. Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing Portfolios after the date of the reorganization will be automatically allocated to the Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862

See also the Transfers section of your Contract Prospectus or the Investment Options section of your Contract Prospectus Summary for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

3. Effective mid-July, 2010, the following information regarding the new fund made available in July as noted above is added to Appendix V - Description of Underlying Funds:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
Wells Fargo Funds Trust – Wells	Wells Fargo Funds	Seeks long-term capital
Fargo Advantage Small Cap	Management, LLC	appreciation.
Value Fund
Subadviser:
Wells Capital Management
Incorporated

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.130822-10

April 2010

ING Life Insurance and Annuity Company Variable Annuity Account I

Retirement Master

CONTRACT PROSPECTUS - APRIL 30, 2010

Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by ING Life Insurance and Annuity Company (the Company). Prior to January 1, 2006, the contracts were issued by ING Insurance Company of America (“IICA”). On December 31, 2005, IICA merged with and into the Company, and the Company assumed responsibility for all of IICA’s obligations under the contracts. See “The Company” for information about the merger of IICA with and into the Company. The contracts are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Option. The fixed interest option available under the contracts is the Fixed Plus Account. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section on page 10 of this prospectus and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus. You may obtain the April 30, 2010 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the “Contract Overview - Questions: Contacting the Company” section of this prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-130822. The SAI table of contents is listed on page 43 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus. The contracts are not offered for sale in the state of New York.

PRO.130822-10

CONTRACT PROSPECTUS - APRIL 30, 2010 (CONTINUED)

The Funds

Alger Green Fund (Class A)(1)	ING JPMorgan Mid Cap Value Portfolio	ING Templeton Foreign Equity Portfolio
Amana Growth Fund(1)	(S Class)	(I Class)
Amana Income Fund(1)	ING JPMorgan Small Cap Core Equity	ING Templeton Global Growth Portfolio
American Century® Inflation-Adjusted Bond	Portfolio (Class S)	(Class S)
Fund (Investor Class)(1)	ING Legg Mason ClearBridge Aggressive	ING Thornburg Value Portfolio (I Class)
Ariel Fund(1)(2)	Growth Portfolio (I Class)(3)	ING UBS U.S. Large Cap Equity
Artisan International Fund (Investor Shares)(1)	ING Lord Abbett Growth and Income	Portfolio (I Class)
Aston/Optimum Mid Cap Fund (Class N)(1)(2)	Portfolio (Class I)(3)	ING U.S. Bond Index Portfolio
BlackRock Mid Cap Value Opportunities	ING Marsico Growth Portfolio (Class S)	(Class I)
Fund (Investor A Shares)(1)	ING Marsico International Opportunities	ING U.S. Stock Index Portfolio
Calvert VP SRI Balanced Portfolio(3)	Portfolio (Class S)	(Class I)(3)
Columbia Mid Cap Value Fund (Class A)(1)	ING MFS Utilities Portfolio (Class S)	ING Van Kampen Comstock Portfolio
EuroPacific Growth Fund® (Class R-4)(1)	ING MidCap Opportunities Portfolio (Class I)	(S Class)
Evergreen Special Values Fund (Class A)(1)(4)	ING Money Market Portfolio (Class I)	ING Van Kampen Equity and Income
Fidelity® VIP Contrafund® Portfolio	ING Oppenheimer Global Portfolio (I Class)	Portfolio (S Class)
(Initial Class)	ING Oppenheimer Global (3) Strategic Income	ING Van Kampen Growth and Income
Fidelity® VIP Equity-Income Portfolio	Portfolio (I Class)	Portfolio (Class S)
(Initial Class)	ING Opportunistic LargeCap Portfolio	ING Wells Fargo Health Care Portfolio
Fidelity® VIP Growth Portfolio (Initial Class)	(Class I)	(Class S)(3)
Franklin Small Cap Value Securities Fund	ING PIMCO High Yield Portfolio (Class S)	ING Wells Fargo Small Cap Disciplined
(Class 2)	ING PIMCO Total Return Portfolio (S Class)	Portfolio (Class S)
Fundamental InvestorsSM (Class R-4)(1)	ING Pioneer Equity Income Portfolio (S Class)	Invesco Mid Cap Core Equity Fund
ING American Century Small-Mid Cap Value	(Class I)	(Class A)(1)(3)
Portfolio (S Class)	ING Pioneer Fund Portfolio (Class I)	Invesco V.I. Capital Appreciation Fund
ING Artio Foreign Portfolio (Class S)	ING Pioneer High Yield Portfolio (I Class)	(Series I)(3)
ING Balanced Portfolio (Class I)	ING Pioneer Mid Cap Value Portfolio	Invesco V.I. Core Equity Fund
ING Baron Asset Portfolio (S Class)	(Class I)	(Series I)(3)
ING Baron Small Cap Growth Portfolio	ING RussellTM Large Cap Growth Index	Lazard U.S. Mid Cap Equity Portfolio
(S Class)	Portfolio (Class I)	(Open Shares)(1)
ING BlackRock Large Cap Growth Portfolio	ING RussellTM Large Cap Index Portfolio	Loomis Sayles Small Cap Value Fund
(Class S)	(Class I)	(Retail Class)(1)
ING BlackRock Science and Technology	ING RussellTM Mid Cap Growth Index	Lord Abbett Series Fund - Mid-Cap
Opportunities Portfolio (Class I)	Portfolio (Class S)	Value Portfolio (Class VC)
ING Clarion Global Real Estate Portfolio	ING RussellTM Mid Cap Index Portfolio	Neuberger Berman Socially Responsive
(Class I)	(Class I)	Fund® (Trust Class)(1)
ING Clarion Real Estate Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio	New Perspective Fund® (Class R-4)(1)
ING Columbia Small Cap Value Portfolio	(Class I)	Oppenheimer Developing Markets Fund
(S Class)	ING Small Company Portfolio (Class I)	(Class A)(1)
ING Davis New York Venture Portfolio	ING SmallCap Opportunities Portfolio	Oppenheimer Main Street Small Cap
(S Class)	(Class I)	Fund ®/VA
ING FMRSM Diversified Mid Cap Portfolio	ING Solution Growth Portfolio (S Class)(5)	Pax World Balanced Fund (Individual
(Class S)*	ING Solution Income Portfolio (S Class)(5)	Investor Class)(1)
ING Growth and Income Portfolio (Class I)	ING Solution Moderate Portfolio	PIMCO VIT Real Return Portfolio
ING Index Plus LargeCap Income Portfolio (Class I)	(S Class)(3) (5)	(Administrative Class)
ING Index Plus MidCap Portfolio (Class I)	ING Solution 2015 Portfolio (S Class)(5)	Pioneer Emerging Markets VCT Portfolio
ING Index Plus SmallCap Portfolio (Class I)	ING Solution 2025 Portfolio (S Class) (5)	(Class I)
ING Index Solution Income Portfolio (Class I)	ING Solution 2035 Portfolio (S Class)(5)	Pioneer High Yield VCT Portfolio
(S Class)(2)(5)	ING Solution 2045 Portfolio (S Class)(5)	(Class I)
ING Index Solution 2015 Portfolio	ING Solution 2055 Portfolio (S Class)(2)(5)	RiverSource Diversified Equity Income
(S Class)(2)(5)	ING Strategic Allocation Conservative	Fund (Class R4)(1)
ING Index Solution 2025 Portfolio	Portfolio (Class I)(5)	SMALLCAP World Fund® (Class R-4)(1)
(S Class) (2)(5)	ING Strategic Allocation Growth Portfolio	Templeton Global Bond Fund (Class A)(1)
ING Index Solution 2035 Portfolio	(Class I)(5)	The Bond Fund of AmericaSM
(S Class) (2)(5)	ING Strategic Allocation Moderate Portfolio	(Class R-4)(1)
ING Index Solution 2045 Portfolio	(Class I)(5)	The Growth Fund of America®
(S Class)(2)(5)	ING T. Rowe Price Capital Appreciation	(Class R-4)(1)
ING Index Solution 2055 Portfolio	Portfolio (Class S)	Wanger International
(S Class)(2)(5)	ING T. Rowe Price Diversified Mid Cap	Wanger Select
ING Intermediate Bond Portfolio (Class I)	Growth Portfolio (S Class)	Wanger USA
ING International Index Portfolio (Class I)	ING T. Rowe Price Equity Income Portfolio	Washington Mutual Investors FundSM
ING International Value Portfolio (Class I)	(Class S)	(Class R-4)(1)
ING Janus Contrarian Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio
ING JPMorgan Emerging Markets Equity	(I Class)
Portfolio (Class S)

*	FMRSM is a service mark of Fidelity Management and Research Company.
(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds - Public Funds.”
(2)	This fund is scheduled to be available May 10, 2010.
(3)	This fund has changed its name to the name listed above. See “Appendix III - Description of Underlying Funds” for a complete list of former and current fund names.
(4)	Available only to those plans offering the fund prior to September 1, 2005.
(5)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” for additional information.

PRO.130822-10

2

TABLE OF CONTENTS

Contract Overview:	4
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table	6
Condensed Financial Information	8
Variable Annuity Account I	8
The Company	8
Investment Options	10
Transfers	11
Contract Purchase and Participation	15
Contract Ownership and Rights	16
Right to Cancel	17
Fees	18
Your Account Value	22
Withdrawals	24
Loans	25
Systematic Distribution Options	26
Death Benefit	27
The Income Phase	28
Contract Distribution	31
Tax Considerations	34
Other Topics	41

Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

PRO.130822-10

3

CONTRACT OVERVIEW

Questions: Contacting the	The following is a summary. Please read each section of this prospectus for
Company. Contact your	additional information.
local representative or write
or call the USFS Customer	Who’s Who
Service Center:
You (the participant): The individual who participates in the contract
ING	through a retirement plan.
USFS Customer Service
Defined Contribution	Plan Sponsor: The sponsor of your retirement plan. Generally, your
Administration	employer or a trust.
P.O. Box 990063
Hartford, CT 06199-0063	Contract Holder: The person to whom we issue the contract. Generally, the
1-800-262-3862	plan sponsor. We may also refer to the contract holder as the contract owner.

Sending forms and written	We (the Company): ING Life Insurance and Annuity Company. We issue
requests in good order.	the contract.

If you are writing to change	For greater detail please review “Contract Ownership and Rights” and
your beneficiary, request a	“Contract Purchase and Participation.”
withdrawal, or for any other
purpose, contact your local
representative or the
Company to learn what	The Contract and Your Retirement Plan
information is required in	Retirement Plan (plan): A plan sponsor has established a plan for you. This
order for the request to be in	contract is offered as a funding option for that plan. We are not a party to the
“good order.” By contacting	plan.
us, we can provide you with
the appropriate	Plan Type: We refer to the plan by the Tax Code section under which it administrative form for your
requested transaction.	qualifies. For example, a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section
Generally, a request is	applies to your plan, contact your plan sponsor, your local representative or
considered to be in “good	the Company.
order” when it is signed,
dated and made with such	Use of an Annuity Contract in your Plan. Under the federal tax laws,
clarity and completeness that	earnings on amounts held in annuity contracts are generally not taxed until
we are not required to	they are withdrawn. However, in the case of a qualified retirement account exercise any discretion in
carrying it out.	(such as a 401(a), 403(b), or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not
We can only act upon written	provide any tax benefits beyond the deferral already available to the tax
requests that are received in	qualified account itself. Annuities do provide other features and benefits
good order.	(such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights
Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.130822-10

4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans, Roth 403(b) plans or in some 401(a) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation. See “Withdrawals,” “Tax Considerations,” and “The Income Phase.”

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “Fee Table” and “Fees.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Tax Considerations.”

Contract Phases

I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life		Payments to
Insurance and Annuity Company with your completed		Your Account
enrollment materials.		Step 1 ||
ING Life Insurance and Annuity Company
According to the plan, we set up one or more accounts	(a) ||	Step 2	(b) ||
for you. We may set up account(s) for employer
contributions and/or for contributions from your salary.		Variable Annuity
	Fixed	Account I
STEP 2: The contract holder, or you if permitted by	Interest
your plan, directs us to invest your account dollars in	Option	Variable Investment
any of the following:		Options

(a) Fixed Interest Option, or		The Subaccounts
(b) Variable Investment Options. (The variable		A	B	Etc.
investment options are the subaccounts of Variable		|| Step 3 ||
Annuity Account I. Each one invests in a specific		Mutual	Mutual	Etc.
mutual fund.)		Fund A	Fund B

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:

  Receive income phase payments over a lifetime or for a specified period;

  Receive income phase payments monthly, quarterly, semi-annually or annually;

  Select an option that provides a death benefit to beneficiaries; and

  Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

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5

FEE TABLE

In This Section		The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. State
>	Maximum	premium taxes may also be deducted.* See “The Income Phase” for fees
	Contract Holder	that may apply after you begin receiving payments under the contract.
	Transaction	The first table describes the fees and expenses that you will pay at the
	Expenses	time that you buy the contract, withdraw from the contract, take a loan
>	Separate Account	from the contract or transfer cash value between investment options.
Annual Expenses
>	Total Annual Fund	Maximum Contract Holder Transaction Expenses
Operating
	Expenses	Loan Interest Rate Spread[1]	3.0%
>	Hypothetical
	Examples	[1] This is the difference between the rate applied and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5%; however, we reserve
>	Fees Deducted by	the right to apply a spread of up to 3.0%. For example, if the current credited interest
	the Funds	rate is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5%
loan interest rate spread is retained by the Company. See “Loans.”
See “Fees” for:
>	How, When and	The following table describes the fees and expenses that you will pay
	Why Fees are	periodically during the time that you own the contract, not including
	Deducted	fund fees and expenses.
>	Reduction, Waiver
	and/or Elimination	Separate Account Annual Expenses
	of Certain Fees	(as a percentage of average account value)
>	Redemption Fees
>	Premium and	Maximum Mortality and Expense Risk Charge	1.00%[1]
	Other Taxes	Administrative Expense Charge	0.00% - 0.25%[2]

See “The Income		Total Separate Account Annual Expenses	1.00% - 1.25%
Phase” for:
>	Fees During the	[1]	This is the maximum mortality and expense risk charge during the accumulation
	Income Phase	phase. This charge may be waived, reduced or eliminated in certain circumstances.
See “Fees - Mortality and Expense Risk Charge.”
		[2]	We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts.
See “Fees - Administrative Expense Charge.”

The next item shows the minimum and maximum total operating
expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense
reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

		Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets,
		including management fees, distribution	0.26%	1.87%
(12b-1) and/or service fees, and other expenses)

*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

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6

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the maximum separate account annual expenses, and the fund fees and expenses as described below.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$315	$963	$1,635	$3,430

Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the

minimum fees and expenses of any of the funds.		Although your actual costs may be higher or lower,
based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

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7

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV we provide condensed financial information about the Variable Annuity Account I subaccounts you may invest in through the contract. The numbers show the year-end unit values in each subaccount from the date of first availability.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account I and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I (the “separate account”) was established in 1994 as a separate account of ING Insurance Company of America. In connection with the merger of ING Insurance Company of America with and into ING Life Insurance and Annuity Company, the separate account was transferred to ING Life Insurance and Annuity Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. Variable Annuity Account I is a segregated asset account used to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

Prior to January 1, 2006, the Contracts were issued by ING Insurance Company of America (“IICA”), a direct wholly-owned subsidiary of the Company. On December 31, 2005, IICA merged with and into ING Life Insurance and Annuity Company, and ING Life Insurance and Annuity Company assumed responsibility for IICA’s obligations under the Contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to January 1, 2002, IICA was known as Aetna Insurance Company of America.

As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the company. ING Groep N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

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We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Developments - the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

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Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “Tax Considerations” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website, or by contacting the SEC Public Reference Branch.

Fixed Interest Option. For a description of the Fixed Plus Account, see Appendix I.

Selecting Investment Options

  Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

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Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>Mixed - bought for annuities and life insurance

>Shared - bought by more than one company

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

>	Alger Green Fund	>	Invesco Mid Cap Core Equity Fund
>	Amana Growth Fund	>	Lazard U.S. Mid Cap Equity Portfolio
>	Amana Income Fund	>	Loomis Sayles Small Cap Value Fund
>	American Century® Inflation-Adjusted Bond	>	Neuberger Berman Socially Responsive Fund®
	Fund	>	New Perspective FundÒ
>	Ariel Fund	>	Oppenheimer Developing Markets Fund
>	Artisan International Fund	>	Pax World Balanced Fund
>	Aston/Optimum Mid Cap Fund	>	RiverSource Diversified Equity Income Fund
>	BlackRock Mid Cap Value Opportunities	>	SMALLCAP World Fund®
	Fund	>	Templeton Global Bond Fund
>	Columbia Mid Cap Value Fund	>	The Bond Fund of AmericaSM
>	EuroPacific Growth FundÒ	>	The Growth Fund of AmericaÒ
>	Evergreen Special Values Fund	>	Washington Mutual Investors FundSM
>	Fundamental InvestorsSM

See “Tax Considerations – Section 403(b) and Roth 403(b) Tax-Deferred Annuities” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account I from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

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Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;

  Forced and unplanned portfolio turnover;

  Lost opportunity costs; and

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or

  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round- trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

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  Purchases and sales of fund shares in the amount of $5,000 or less;

  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

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The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

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CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b), including Roth 403(b). Contributions to a Roth 403(b) account must be made by after-tax salary reduction (to the extent allowed by the contract), exchange, or rollover paid to us on your behalf, as permitted by the Tax Code.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Purchasing the Contract

1.	The contract holder submits the required forms and application to the Company.
2.	We approve the forms and issue a contract to the contract holder.

Participating in the Contract

1.	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2.

If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish a separate account for Roth 403(b) contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

  Lump-sum payments - A one time payment to your account in the form of a transfer from a previous plan; and/or

  Installment payments - More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Tax Considerations.”

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Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

(1)

Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

(2)

Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)

Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)

Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or a qualified tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. We may also set up a separate account to accept Roth 403(b) after-tax salary contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

Who Holds Rights Under the Contract? The contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options. For additional information about the respective rights of the contract holder and participants, see Appendix II.

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RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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FEES

Types of Fees	The following repeats and adds to information provided in the “Fee
Table” section. Please review both this section and the “Fee Table”
You may incur the	section for information on fees.
following types of
fees or charges under	Transaction Fees
the contract:
Redemption Fees
> Transaction	Certain funds may deduct redemption fees as a result of withdrawals,
Fees	transfers, or other fund transactions you initiate. If applicable, we may
• Redemption	deduct the amount of any redemption fees imposed by the underlying
Fees	mutual funds as a result of withdrawals, transfers or other fund
> Fees Deducted	transactions you initiate. Redemption fees, if any, are separate and
from the	distinct from any transaction charges or other charges deducted from
Subaccounts	your contract value. For a more complete description of the funds’ fees
• Mortality and	and expenses, review each fund’s prospectus.
Expense Risk
Charge	Fees Deducted from the Subaccounts
• Administrative	Mortality and Expense Risk Charge
Expense
Charge	Maximum Amount. 1.00% annually of your account value invested in
> Fund Fees and	the subaccounts during the accumulation phase, and 1.25% annually of
Expenses	your account value invested in the subaccounts during the income phase.
> Premium and
Other Taxes	When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus Account.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.
> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

> The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the
Company to the same contract holder);

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  The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

  The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

  The frequency, consistency and method of submitting payments and loan repayments;

  The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

  The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

  The projected frequency of distributions; and

  The type and level of other factors that affect the overall administrative expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

When/How. If charged, this fee is deducted daily from the subaccounts. We will not deduct this fee from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the

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contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

The types of revenue received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;

  Service fees that are deducted from fund assets;

  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and

  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The Company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These intercompany payments provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenue received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

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These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2009, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1)	Fidelity Investments®	12) Calvert Funds
2)	American FundsSM	13) American Century Investments
3)	Franklin® Templeton® Investments	14) Amana Funds
4)	PIMCO Funds	15) RiverSource Investments, LLC
5)	OppenheimerFunds, Inc.	16) Neuberger Berman Management, Inc.
6)	Columbia Wanger Asset Management	17) Loomis Sayles Funds
7)	Evergreen InvestmentsSM	18) Ariel Mutual Funds
8)	Lord Abbett Funds	19) Artisan Funds
9)	Pax World Funds	20) Lazard Funds, Inc.
10) Invesco AIM Investments		21) Alger Funds
11) Pioneer Investments		22) BlackRock, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2009, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

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In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

  Account dollars directed to the Fixed Plus Account, including interest earnings to date; less

  Any deductions from the Fixed Plus Account (e.g. withdrawals); plus

  The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (NYSE) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next. Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus

  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

  Divided by the total value of the subaccount’s units at the preceding valuation;

  Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes			$5,000 contribution
$5,000.			Step 1 ||

Step 2:
A.	He directs us to invest $3,000	ING Life Insurance and Annuity Company
in Fund A. His dollars
	purchase 300 accumulation		Step 2 ||
units of Subaccount A
	($3,000 divided by the	Variable Annuity Account I
	current $10 AUV).	Subaccount A	Subaccount B	Etc.
		300	80
B.	He directs us to invest $2,000	accumulation	accumulation
	in Fund B. His dollars	units	units
purchase 80 accumulation
units of Subaccount B
($2,000 divided by the
	current $25 AUV).	||	Step 3 ||

Step 3: The separate account then		Fund A	Fund B
purchases shares of the applicable
funds at the current market value
(net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

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WITHDRAWALS

Deductions for Taxes	Making a Withdrawal. Subject to limitations on withdrawals from the
Fixed Plus Account and other restrictions (see “Withdrawal Restrictions” in
Amounts withdrawn	this section), the contract holder, or you if permitted by the plan, may
may be subject to	withdraw all or a portion of your account value at any time during the
redemption fees, tax	accumulation phase.
penalties and
withholding. See “Fees	Steps for Making a Withdrawal. The contract holder, or you if permitted
– Redemption Fees”	by the plan, must:
and “Tax
Considerations.” To	> Select the withdrawal amount.
determine which may	• Full Withdrawal: You will receive, reduced by any required tax
apply, refer to the	and redemption fees, your account value allocated to the
appropriate sections of	subaccounts, plus the amount available for withdrawal from the
this prospectus, contact	Fixed Plus Account.
your local	• Partial Withdrawal (Percentage or Specified Dollar Amount): You
representative or call
the Company at the	will receive, reduced by any required tax and redemption fees, the
number listed in	amount you specify, subject to the value available in your account.
“Contract Overview -	The amount available from the Fixed Plus Account may be limited.
Questions: Contacting
the Company.”	For a description of limitations on withdrawals from the Fixed Plus
Account, see Appendix I.

> Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
> Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1)	As of the next valuation date after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company”; or
(2)	On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege. The contracts allow the one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

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Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

  Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals). Other withdrawals may be allowed as provided for under the Tax Code or regulations.

  The contract may require that the contract holder certify that you are eligible for the distribution.

  Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Taxation of Qualified Contracts – Distributions – 403(b) Plans.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available under contracts issued as Roth 403(b) annuities or from Roth 403(b) accounts. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loan amounts. The difference between the rate applied and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0%.

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SYSTEMATIC DISTRIBUTION OPTIONS

Features of a	Availability of Systematic Distribution Options. These options may be
Systematic	exercised at any time during the accumulation phase of the contract. To
Distribution Option	exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what
If available under your	systematic distribution options are available, check with the contract holder
plan, a systematic	or the Company. The Company reserves the right to discontinue the
distribution option	availability of one or all of the systematic distribution options at any time,
allows you to receive	and/or to change the terms for future elections.
regular payments from
your account without	Systematic distribution options currently available under the contract include moving into the
income phase. By	the following:
remaining in the
accumulation phase,	> Systematic Withdrawal Option (SWO). SWO is a series of partial
you retain certain	withdrawals from your account based on a payment method you select.
rights and investment	It is designed for those who want a periodic income while retaining
flexibility not available	accumulation phase investment flexibility for amounts accumulated
during the income	under the account. (This option may not be available if you have an
phase. Because the	outstanding loan.)
account remains in the
accumulation phase,	> Estate Conservation Option (ECO). Also allows you to maintain the
all accumulation phase	account in the accumulation phase and provides periodic payments
charges continue to	designed to meet the Tax Code’s minimum distribution requirement.
apply.	Under ECO, the Company calculates the minimum distribution amount required by law at age 70½ (for certain plans, 70½ or retirement, if later)
and pays you that amount once a year.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting us at the address listed in “Contract
Overview - Questions: Contacting the Company.”

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions:
Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Tax
Considerations.”

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DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is	During the Income
payable to the beneficiary named under the contract (contract beneficiary).	Phase
The contract holder must be named as the contract beneficiary, but may
direct that we make any payments to the beneficiary you name under the	This section provides
plan (plan beneficiary).	information about the
accumulation phase. For
During the Accumulation Phase	death benefit information
applicable to the income
Payment Process	phase, see “The Income
1. Following your death, the contract beneficiary (on behalf of the plan	Phase.”
beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in
“Contract Overview - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

> Lump-sum payment;
>	Payment under an available income phase payment option (see “Income Phase - Payment Options”);
and
>	Payment under an available systematic distribution option (subject to certain limitations).

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary
through a checkbook feature.	The beneficiary may access death benefit proceeds at any time through the
checkbook without penalty.	Interest credited under this account may be less than under other settlement options, and the Company seeks to earn a profit on these accounts.

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Death Benefit Calculation. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in the Fixed Plus Account, calculated from date of death at a rate specified by state law.

The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a)	Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company”; or
(b)	The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

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Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Tax Considerations” for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

  Start date;

  Income phase payment option (see the income phase payment options table in this section);

  Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

  Choice of fixed or variable income phase payments;

  Selection of an assumed net investment rate (only if variable income phase payments are elected); and

  Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Income Phase Payments from Fixed Plus Account Values. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

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For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted

  When you select an income payment phase option (one of the options listed in the tables on the following page), a mortality and expense risk charge consisting of a daily deduction of 1.25% on an annual basis will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

  We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to earn a profit on these accounts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “Tax Considerations.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

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Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will
Life Income	be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Life Income-	choice of 5 to 30 years, or as otherwise specified in the contract.
Guaranteed	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the
Payments*	guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
Life Income-	(a) When you select this option you choose for 100%, 66 2/3% or 50% of the payment to
Two Lives	continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.

Life Income-	Length of Payments: For as long as either annuitant lives, with payments guaranteed for your
Two Lives-	choice of 5 to 30 years, or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments*	first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-	Length of Payments: For as long as the annuitant lives.
Cash Refund	Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a
Option (fixed	lump-sum payment equal to the amount originally applied to the payment option (less any
payment only)	premium tax) and less the total amount of fixed income phase payments paid.

Life Income-	Length of Payments: For as long as either annuitant lives.
Two Lives-	Continuing Payment: 100% of the payment to continue after the first death.
Cash Refund	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
Option (fixed	payment equal to the amount applied to the income phase payment option (less any premium
payment only)	tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. For amounts held in the Fixed Plus Account during the
Nonlifetime-	accumulation phase, the income phase payment must be on a fixed basis. In certain cases a
Guaranteed	lump-sum payment may be requested at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Directed Services LLC	ING Funds Distributor, LLC
ING America Equities, Inc.	ING Investment Advisors, LLC
ING Financial Advisers, LLC	ING Investment Management Services LLC
ING Financial Markets LLC	ShareBuilder Securities Corporation
ING Financial Partners, Inc.	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 2% to 5%. After the first year of the participant account, renewal commissions up to 0.50% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 2% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.30%.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 5% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited to ING Financial Advisers, LLC and other distributors affiliated with the Company.

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We may also enter into special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program. In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	SagePoint Financial, Inc.	14) National Planning Corporation
2)	Symetra Investment Services, Inc.	15) Morgan Keegan and Company, Inc.
3)	LPL Financial Corporation	16) Multi-Financial Securities Corporation
4)	ING Financial Partners, Inc.	17) Ameritas Investment Corp.
5)	Financial Network Investment Corporation	18) Huckin Financial Group, Inc.
6)	Walnut Street Securities, Inc.®	19) Securities America, Inc.
7)	Lincoln Financial Securities Corporation	20) Wells Fargo Advisors, LLC
8)	NRP Financial, Inc.	21) Northwestern Mutual Investment Services,
9)	Valor Insurance Agency Inc.	LLC
10) NFP Securities, Inc.		22) McGinn Smith & Co., Inc.
11) American Portfolios Financial Services, Inc.		23) Tower Square Securities, Inc.
12) Lincoln Investment Planning, Inc.		24) NIA Securities, L.L.C.
13) Cadaret, Grant & Co., Inc.		25) Financial Telesis Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.

  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.

  At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

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TAX CONSIDERATIONS

In this Section	I. Introduction

I. Introduction	The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our
II. Taxation of	understanding of current federal income tax laws affecting the contract. The
Qualified Contracts	U.S. federal income tax treatment of the contracts is complex and sometimes uncertain. You should keep the following in mind when reading it:
III. Possible Changes
in Taxation	> Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid
IV. Taxation of the	out under the contract;
Company

When consulting a	> Tax laws change. It is possible that a change in the future could affect
qualified tax adviser,	contracts issued in the past, including the contract described in this
be certain that he or	prospectus;
she has expertise in the
Tax Code sections	> This section addresses some, but not all, applicable federal income tax
applicable to your tax	rules and does not discuss federal estate and gift tax implications, state
concerns.	and local taxes or any other tax provisions; and

> We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

> No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. For advice about the effect of federal income tax laws affecting the contract, state tax laws or any other tax laws affecting the contract or any transactions involving the contract, consult a qualified tax adviser. No attempt is made to provide more than general information about the use of the contract with tax-qualified retirement arrangements.

Qualified Contracts

The contract described in this prospectus is available for purchase on a tax-qualified basis (“qualified contracts”).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Tax Code sections 401(a) and 403(b).

II. Taxation of Qualified Contracts

General

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified contracts are primarily designed for use with Tax Code section 401(a) and 403(b) plans, including Roth 403(b) plans. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program, and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition,

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certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules; (iv) and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan, including 401(a), 403(b), and Roth 403(b) plans, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) and Roth 403(b) Tax-Deferred Annuities. This contract is available as a Tax Code section 403(b) tax-deferred annuity. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contract may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (i) a written plan requirement; (ii) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (iii) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007, and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the 403(b) plan sponsor can elect not to permit exchanges or transfers); and (iv) new distribution rules for 403(b)(1) annuities that impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options” section of this prospectus, under the heading “Additional Risks of Investing in the Funds –Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract

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must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract owner’s direction in publicly available securities.

This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Section 401(a) Plans. Section 401(a) of the Tax Code permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contract to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek qualified legal advice.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

     401(a), 403(b), and Roth 403(b) Plans. Total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $49,000 (as indexed for 2010). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 403(b) salary reduction contributions are made on an after-tax basis.

     Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 403(b) or Roth 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,500; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

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Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     401(a) and 403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;

  A required minimum distribution under Tax Code section 401(a)(9);

  A hardship withdrawal;

  Otherwise excludable from income; or

  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;

  You have become disabled, as defined in the Tax Code;

  You have died and the distribution is to your beneficiary;

  You have separated from service with the sponsor at or after age 55;

  The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

  The distribution is made due to an IRS levy upon your plan;

  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

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     401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your retirement, death, disability, severance from employment, attainment of normal retirement age, attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006, or termination of the plan, in some instances. Such distributions remain subject to other applicable restrictions under the Tax Code.

     403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions are restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. See “Withdrawals – Withdrawal Restrictions.” Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after the date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

     Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) account only if you have:

  Attained age 59½;

  Experienced a severance from employment;

  Become disabled as defined in the Tax Code;

  Died;

  Experienced financial hardship as defined by the Tax Code; or

  Met other circumstances as allowed by federal law, regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) account is one that meets the following requirements.

1.	The withdrawal occurs after the five-year taxable period measured from the earlier of:
(a)

The first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b) account established for you under the same applicable retirement plan as defined in Tax Code section 402A; or

(b)

If a rollover contribution was made from a designated Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth 403(b) contribution to such previously established account; and

2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

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Lifetime Required Minimum Distributions (Section 401(a), 403(b), and Roth 403(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;

  The time period in which all amounts in your contract(s) must be distributed; and

  Distribution amounts.

  Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

  Under 401(a) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

  Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

     Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or

  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 403(b), and Roth 403(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

              Over the life of the designated beneficiary; or

  Over a period not extending beyond the life expectancy of the designated beneficiary.

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     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or

  December 31 of the calendar year in which you would have attained age 70½.

   No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

     401(a), 403(b) and Roth 403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

     Section 401(a), 403(b) and Roth 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;

  An alternate payee under a QDRO in accordance with Tax Code section 414(p); or

  The Company as collateral for a loan.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

III. Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

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We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  Standardized average annual total returns; and

  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), Roth 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

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The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. We will notify you in writing of any changes.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 403(b) account) as a designated Roth 403(b) annuity contract (or Roth 403(b) account) under the Tax Code, regulations, IRS Rulings and requirements.

We may change the tables for determining the amount of income phase payments attributable only to contributions accepted after the effective date of the change, without contract holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the contract, or (2) the effective date of a previous change. We will notify the contract holder in writing at least 30 days before the effective date of the change. We may not make contract changes which adversely affect the annuity benefits attributable to contributions already made to the contract.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a)	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
(b)

When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

(c)	During any other periods the SEC may by order permit for the protection of investors.

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The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in “Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

You may request an SAI by calling us at the number listed in “Contract Overview - Questions: Contacting the Company.”

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APPENDIX I FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

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Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

  One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

  One-fourth of the remaining Fixed Plus Account value 12 months later;

  One-third of the remaining Fixed Plus Account value 12 months later;

  One-half of the remaining Fixed Plus Account value 12 months later; and

  The balance of the Fixed Plus Account value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a)	Due to your death during the accumulation phase; or
(b)	Due to the election of an income phase payment option; or
(c)	When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:

1.	Due to financial hardship as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
The hardship is certified by the employer;
The amount is paid directly to you; and

The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2.	Due to your separation from service with the employer, provided that all the following apply:

The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;

The employer certifies that you have separated from service;
The amount withdrawn is paid directly to you; and

The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

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3. If we terminate your account based on our right to do so for accounts below $3,500.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

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APPENDIX II

PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

The employer has adopted a plan under Internal Revenue Code Sections 403(b) (including Roth 403(b)) or 401(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

  The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b) (including Roth 403(b)), or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), the participant has ownership in the value of his/her Employer Account.

  The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.

  The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract.
  Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract.

  On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

  In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

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APPENDIX III
DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

Current Fund Name		Former Fund Name
Calvert VP SRI Balanced Portfolio		Calvert Social Balanced Portfolio
ING Legg Mason ClearBridge Aggressive Growth		ING Legg Mason Partners Aggressive Growth
Portfolio		Portfolio
ING Lord Abbett Growth and Income Portfolio		ING Lord Abbett Affiliated Portfolio
ING Oppenheimer Global Strategic Income		ING Oppenheimer Strategic Income Portfolio
Portfolio
ING Solution Moderate Portfolio		ING Solution Growth and Income Portfolio
ING U.S. Stock Index Portfolio		ING Stock Index Portfolio
ING Wells Fargo Health Care Portfolio		ING Evergreen Health Sciences Portfolio
Invesco Mid Cap Core Equity Fund		AIM Mid Cap Core Equity Fund
Invesco V.I. Capital Appreciation Fund		AIM V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund		AIM V.I. Core Equity Fund

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the
Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview
- Questions,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
The Alger Funds II - Alger	Fred Alger	Seeks long-term capital appreciation.
Green Fund	Management, Inc.
Amana Mutual Funds Trust -	Saturna Capital	Seeks long-term capital growth.
Amana Growth Fund	Corporation
Amana Mutual Funds Trust -	Saturna Capital	Seeks current income and preservation of
Amana Income Fund	Corporation	capital.
American Century Government	American Century	Seeks to provide total return and inflation
Income Trust - American	Investment	protection consistent with investments in
Century® Inflation-Adjusted	Management, Inc.	inflation-indexed securities.
Bond Fund

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Ariel Investment Trust – Ariel	Ariel Investments,	Seeks long-term capital appreciation.
Fund	LLC
Artisan Funds, Inc - Artisan	Artisan Partners	Seeks maximum long-term capital
International Fund	Limited Partnership	growth.
Aston Funds - Aston/Optimum	Aston Asset	Seeks long-term total return through
Mid Cap Fund	Management LP	capital appreciation by investing primarily
in common and preferred stocks and
	Subadviser: Optimum	convertible securities.
Investment Advisors,
LLC
BlackRock Mid Cap Value	BlackRock Advisors,	Seeks capital appreciation and,
Opportunities Series, Inc. -	LLC	secondarily, income.
BlackRock Mid Cap Value
Opportunities Fund	Subadviser:
BlackRock
Investment
Management, LLC
Calvert Variable Series, Inc. –	Calvert Asset	A non-diversified Portfolio that seeks to
Calvert VP SRI Balanced	Management	achieve a competitive total return through
Portfolio	Company, Inc.	an actively managed portfolio of stocks,
bonds and money market instruments
	Subadvisers: (equity	which offer income and capital growth
	portion of Portfolio):	opportunity and which satisfy the
	New Amsterdam	investment, including financial,
	Partners LLC	sustainability and social responsibility
factors.
Calvert Asset
Management
Company, Inc.
manages fixed-
income portion of
Portfolio and handles
allocation of assets
and Portfolio
Managers for the
Portfolio.
Columbia Funds Series Trust –	Columbia	Seeks long-term capital appreciation.
Columbia Mid Cap Value	Management
Fund	Advisors, LLC

* Effective on or about
May 1, 2010, the
Investment Adviser is
scheduled to change to
Columbia Management
Investment Advisers, LLC.
EuroPacific Growth Fund®	Capital Research and	Seeks to provide long-term growth of
	Management	capital by investing in companies based
	Company	outside the United States.
Evergreen Equity Trust -	Evergreen Investment	Seeks to produce growth of capital.
Evergreen Special Values	Management
Fund	Company, LLC

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management	Seeks long-term capital appreciation.
Products – Fidelity® VIP	& Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management	Seeks reasonable income. Also considers
Products – Fidelity® VIP	& Research Company	the potential for capital appreciation.
Equity-Income Portfolio		Seeks to achieve a yield which exceeds
	Subadvisers: FMR	the composite yield on the securities
	Co., Inc.; Fidelity	comprising the Standard & Poor’s 500SM
	Management &	Index.
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management	Seeks to achieve capital appreciation.
Products – Fidelity® VIP	& Research Company
Growth Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited;
Fidelity Investments
Japan Limited
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return. The Fund
Insurance Products Trust –	Services, LLC	normally invests at least 80% of its net
Franklin Small Cap Value		assets in investments of small
Securities Fund		capitalization companies.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fundamental InvestorsSM	Capital Research and	Seeks to provide long-term growth of
	Management Company	capital and income primarily through
investments in common stocks.
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth; income
American Century Small-Mid		is a secondary objective.
Cap Value Portfolio	Subadviser: American
Century Investment
Management, Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
Artio Foreign Portfolio
Subadviser: Artio
Global Management,
LLC
ING Balanced Portfolio	ING Investments, LLC	Prior to July 15, 2010, the Portfolio
seeks to maximize investment return,
	Subadviser: ING	consistent with reasonable safety of
	Investment	principal, by investing in a diversified
	Management Co.	portfolio of one or more of the following
asset classes: stocks, bonds and cash
equivalents, based on the judgment of
the Portfolio’s management, of which of
those sectors or mix thereof offers the
best investment prospects.

Effective July 15, 2010, the Portfolio
seeks total return consisting of capital
appreciation (both realized and
unrealized) and current income; the
secondary investment objective is long-
term capital appreciation.
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Asset Portfolio
Subadviser: BAMCO,
Inc.
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks long-term capital appreciation.
ING BlackRock Science and
Technology Opportunities	Subadviser:
Portfolio	BlackRock Advisors,
LLC
ING Investors Trust – ING	ING Investments, LLC	A non-diversified Portfolio that seeks to
Clarion Global Real Estate		provide investors with high total return,
Portfolio	Subadviser: ING	consisting of capital appreciation and
	Clarion Real Estate	current income.
Securities LLC

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING	Directed Services LLC	A non-diversified portfolio that seeks
Clarion Real Estate Portfolio		total return including capital
	Subadviser: ING	appreciation and current income.
Clarion Real Estate
Securities LLC
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term growth of capital.
Columbia Small Cap Value
Portfolio	Subadviser: Columbia
Management Advisors,
LLC
ING Partners, Inc. – ING Davis	Directed Services LLC	Seeks long-term growth of capital.
New York Venture Portfolio
Subadviser: Davis
Selected Advisers, L.P.
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
FMRSM Diversified Mid Cap
Portfolio*	Subadviser: Fidelity
Management &
*FMRSM is a service mark of Fidelity	Research Company
Management & Research Company
ING Variable Funds – ING	ING Investments, LLC	Seeks to maximize total return through
Growth and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities
	Investment	convertible into common stocks. It is
	Management Co.	anticipated that capital appreciation and
investment income will both be major
factors in achieving total return.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks to outperform the total return
ING Index Plus LargeCap		performance of the Standard & Poor’s
Portfolio	Subadviser: ING	500 Composite Stock Price Index, while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks to outperform the total return
ING Index Plus MidCap		performance of the Standard & Poor’s
Portfolio	Subadviser: ING	MidCap 400 Index, while maintaining a
	Investment	market level of risk.
Management Co.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks to outperform the total return
ING Index Plus SmallCap		performance of the Standard & Poor’s
Portfolio	Subadviser: ING	SmallCap 600 Index, while maintaining
	Investment	a market level of risk.
Management Co.
ING Partners, Inc. – ING Index	Directed Services LLC	Seeks to provide a combination of total
Solution Income Portfolio		return and stability of principal
	Investment	consistent with an asset allocation
	Committee	targeted to retirement.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2015 Portfolio		Portfolio seeks to provide total return
	Investment	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2015. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2025 Portfolio		Portfolio seeks to provide total return
	Investment	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2025. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2035 Portfolio		Portfolio seeks to provide total return
	Investment	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2035. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2045 Portfolio		Portfolio seeks to provide total return
	Investment	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2045. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2055 Portfolio		Portfolio seeks to provide total return
	Investment	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2055. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.
ING Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent
Portfolio		with reasonable risk. The Portfolio seeks
	Subadviser: ING	its objective through investments in a
	Investment	diversified portfolio consisting primarily
	Management Co.	of debt securities. It is anticipated that
capital appreciation and investment
income will both be major factors in
achieving total return.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before fees and
ING International Index		expenses) that correspond to the total
Portfolio	Subadviser: ING	return of a widely accepted International
	Investment	Index.
Management Co.
ING Variable Products Trust –	ING Investments, LLC	Seeks long-term capital appreciation.
ING International Value
Portfolio	Subadviser: ING
Investment
Management Co.
ING Investors Trust – ING	Directed Services LLC	A non-diversified portfolio that seeks
Janus Contrarian Portfolio		capital appreciation.
Subadviser: Janus
Capital Management,
LLC
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks growth from capital appreciation.
JPMorgan Mid Cap Value
Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks capital growth over the long term.
JPMorgan Small Cap Core
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason ClearBridge
Aggressive Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC
ING Investors Trust – ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Growth and Income		secondarily, current income.
Portfolio	Subadviser: Lord
Abbett & Co. LLC
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
Marsico Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
Marsico International
Opportunities Portfolio	Subadviser: Marsico
Capital Management,
LLC

PRO.130822-10

54

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING	Directed Services LLC	Seeks total return.
MFS Utilities Portfolio
Subadviser:
Massachusetts
Financial Services
Company
ING Variable Products Trust –	ING Investments, LLC	Seeks long-term capital appreciation.
ING MidCap Opportunities
Portfolio	Subadviser: ING
Investment
Management Co.
ING Money Market Portfolio*	ING Investments, LLC	Seeks to provide high current return,
consistent with preservation of capital
	Subadviser: ING	and liquidity, through investment in
* There is no guarantee that the ING	Investment	high-quality money market instruments
Money Market Subaccount will	Management Co.	while maintaining a stable share price of
have a positive or level return.		$1.00.
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global
Portfolio	Subadviser:
OppenheimerFunds,
Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income
Oppenheimer Global		principally derived from interest on debt
Strategic Income Portfolio	Subadviser:	securities.
OppenheimerFunds,
Inc.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks growth of capital primarily
ING Opportunistic LargeCap		through investment in a diversified
Portfolio	Subadviser: ING	portfolio of common stocks.
Investment
Management Co.
ING Investors Trust – ING	Directed Services LLC	Seeks maximum total return, consistent
PIMCO High Yield Portfolio		with preservation of capital and prudent
	Subadviser: Pacific	investment management.
Investment
Management Company
LLC
ING Partners, Inc. – ING	Directed Services LLC	Seeks maximum total return, consistent
PIMCO Total Return		with capital preservation and prudent
Portfolio	Subadviser: Pacific	investment management.
Investment
Management Company
LLC
ING Investors Trust – ING	Directed Services LLC	Seeks current income and long-term
Pioneer Equity Income		growth of capital from a portfolio
Portfolio	Subadviser: Pioneer	consisting primarily of equity securities
	Investment	of U.S. corporations that are expected to
	Management, Inc.	produce income.
ING Investors Trust – ING	Directed Services LLC	Seeks reasonable income and capital
Pioneer Fund Portfolio		growth.
Subadviser: Pioneer
Investment
Management, Inc.

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55

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services LLC	Seeks to maximize total return through
Pioneer High Yield Portfolio		income and capital appreciation.
Subadviser: Pioneer
Investment
Management, Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
Pioneer Mid Cap Value
Portfolio	Subadviser: Pioneer
Investment
Management, Inc.
ING Variable Portfolios, Inc. –	ING Investments, LLC	A non-diversified Portfolio that seeks
ING RussellTM Large Cap		investment results (before fees and
Growth Index Portfolio	Subadviser: ING	expenses) that correspond to the total
	Investment	return of the Russell Top 200® Growth
	Management Co.	Index.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before fees and
ING RussellTM Large Cap		expenses) that correspond to the total
Index Portfolio	Subadviser: ING	return of the Russell Top 200® Index.
Investment
Management Co.
ING Variable Portfolios, Inc. –	ING Investments, LLC	A non-diversified Portfolio that seeks
ING RussellTM Mid Cap		investment results (before fees and
Growth Index Portfolio	Subadviser: ING	expenses) that correspond to the total
	Investment	return of the Russell Midcap® Growth
	Management Co.	Index.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before fees and
ING RussellTM Mid Cap Index		expenses) that correspond to the total
Portfolio	Subadviser: ING	return of the Russell Midcap® Index.
Investment
Management Co.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before fees and
ING RussellTM Small Cap		expenses) that correspond to the total
Index Portfolio	Subadviser: ING	return of the Russell 2000® Index.
Investment
Management Co.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks growth of capital primarily
ING Small Company		through investment in a diversified
Portfolio	Subadviser: ING	portfolio of common stocks of
	Investment	companies with smaller market
	Management Co.	capitalizations.
ING Variable Products Trust –	ING Investments, LLC	Seeks long-term capital appreciation.
ING SmallCap Opportunities
Portfolio	Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING	Directed Services LLC	Seeks to provide capital growth through
Solution Growth Portfolio		a diversified asset allocation strategy.
Asset Allocation
Committee

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56

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services LLC	Seeks to provide a combination of total
Solution Income Portfolio		return and stability of principal
	Asset Allocation	consistent with an asset allocation
	Committee	targeted to retirement.
ING Partners, Inc. – ING	Directed Services LLC	Seeks to provide a combination of total
Solution Moderate Portfolio		return and stability of principal through a
	Asset Allocation	diversified asset allocation strategy.
Committee
ING Partners, Inc. – ING	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2015 Portfolio		Portfolio seeks to provide total return
	Asset Allocation	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2015. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2025 Portfolio		Portfolio seeks to provide total return
	Asset Allocation	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2025. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2035 Portfolio		Portfolio seeks to provide total return
	Asset Allocation	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2035. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2045 Portfolio		Portfolio seeks to provide total return
	Asset Allocation	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2045. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2055 Portfolio		Portfolio seeks to provide total return
	Asset Allocation	consistent with an asset allocation
	Committee	targeted at retirement in approximately
2055. On the Target Date, the Portfolio’s
investment objective will be to seek to
provide a combination of total return and
stability of principal consistent with an
asset allocation targeted to retirement.

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57

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Strategic Allocation	ING Investments, LLC	Seeks to provide total return (i.e.,
Portfolios, Inc. – ING		income and capital growth, both realized
Strategic Allocation	Subadviser: ING	and unrealized) consistent with
Conservative Portfolio	Investment	preservation of capital.
Management Co.
ING Strategic Allocation	ING Investments, LLC	Seeks to provide capital appreciation.
Portfolios, Inc. – ING
Strategic Allocation Growth	Subadviser: ING
Portfolio	Investment
Management Co.
ING Strategic Allocation	ING Investments, LLC	Seeks to provide total return (i.e.,
Portfolios, Inc. – ING		income and capital appreciation, both
Strategic Allocation Moderate	Subadviser: ING	realized and unrealized).
Portfolio	Investment
Management Co.
ING Investors Trust – ING T.	Directed Services LLC	Seeks, over the long-term, a high total
Rowe Price Capital		investment return, consistent with the
Appreciation Portfolio	Subadviser: T. Rowe	preservation of capital and prudent
	Price Associates, Inc.	investment risk.
ING Partners, Inc. – ING T.	Directed Services LLC	Seeks long-term capital appreciation.
Rowe Price Diversified Mid
Cap Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
ING Investors Trust – ING T.	Directed Services LLC	Seeks substantial dividend income as
Rowe Price Equity Income		well as long-term growth of capital.
Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING T.	Directed Services LLC	Seeks long-term capital growth, and
Rowe Price Growth Equity		secondarily, increasing dividend income.
Portfolio	Subadviser: T. Rowe
Price Associates, Inc.

ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity
Portfolio	Subadviser:
Templeton Investment
Counsel, LLC
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation. Current
Templeton Global Growth		income is only an incidental
Portfolio	Subadviser:	consideration.
Templeton Global
Advisors Limited
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
ING Partners, Inc. – ING UBS	Directed Services LLC	Seeks long-term growth of capital and
U.S. Large Cap Equity		future income.
Portfolio	Subadviser: UBS
Global Asset
Management
(Americas) Inc.

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58

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before fees and
ING U.S. Bond Index		expenses) that correspond to the total
Portfolio	Subadviser: Neuberger	return of the Barclays Capital U.S.
	Berman Fixed Income	Aggregate Bond Index® .
LLC
ING Investors Trust – ING U.S.	Directed Services LLC	Seeks total return.
Stock Index Portfolio
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-
Kampen Equity and Income		term capital appreciation and current
Portfolio	Subadviser: Van	income.
Kampen
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term growth of capital and
Kampen Growth and Income		income.
Portfolio	Subadviser: Van
Kampen
ING Investors Trust – ING	Directed Services LLC	A non-diversified portfolio that seeks
Wells Fargo Health Care		long-term capital growth.
Portfolio	Subadviser: Wells
Capital Management,
Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks long-term capital appreciation.
Wells Fargo Small Cap
Disciplined Portfolio	Subadviser: Wells
Capital Management,
Inc.
Invesco Growth Series – Invesco	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Mid Cap Core Equity Fund
Invesco Variable Insurance	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Funds – Invesco V.I. Capital
Appreciation Fund
Invesco Variable Insurance	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Funds – Invesco V.I. Core
Equity Fund
Lazard Funds, Inc. – Lazard	Lazard Asset	Seeks long-term capital appreciation.
U.S. Mid Cap Equity	Management LLC
Portfolio
Loomis Sayles Funds II –	Loomis, Sayles &	Seeks long-term capital growth from
Loomis Sayles Small Cap	Company, L.P.	investments in common stocks or other
Value Fund		equity securities.
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through
Mid-Cap Value Portfolio	LLC	investments, primarily in equity
securities, which are believed to be
undervalued in the marketplace.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Neuberger Berman Socially	Neuberger Berman	Seeks long-term growth of capital by
Responsive Fund®	Management Inc.	investing primarily in securities of
companies that meet the fund’s financial
	Subadviser: Neuberger	criteria and social policy.
Berman LLC
New Perspective Fund®	Capital Research and	Seeks to provide long-term growth of
	Management Company	capital through investments all over the
world including the United States.
Oppenheimer Developing	OppenheimerFunds,	Aggressively seeks capital appreciation.
Markets Fund	Inc.
Oppenheimer Variable Account	OppenheimerFunds,	Seeks capital appreciation.
Funds – Oppenheimer Main	Inc.
Street Small Cap Fund® /VA
Pax World Balanced Fund	Pax World	Seeks income and conservation of
	Management Corp.	principal and secondarily possible long-
term growth of capital.
PIMCO Variable Insurance	Pacific Investment	Seeks maximum real return, consistent
Trust – Real Return Portfolio	Management Company	with preservation of real capital and
	LLC	prudent investment management.
Pioneer Variable Contracts	Pioneer Investment	Seeks long-term growth of capital.
Trust – Pioneer Emerging	Management, Inc.
Markets VCT Portfolio
Pioneer Variable Contracts	Pioneer Investment	Seeks to maximize total return through a
Trust - Pioneer High Yield	Management, Inc.	combination of income and capital
VCT Portfolio		appreciation.
RiverSource Investment Series,	RiverSource	Seeks to provide shareholders with a
Inc. – RiverSource Diversified	Investments, Inc.	high level of current income and, as a
Equity Income Fund		secondary objective growth of capital
growth.
SMALLCAP World Fund®	Capital Research and	Seeks to provide long-term growth of
	Management Company	capital by investing in the stocks of
smaller companies in the United States
and around the world.
Templeton Income Trust –	Franklin Advisers, Inc.	Seeks current income with capital
Templeton Global Bond Fund		appreciation and growth of income.
The Bond Fund of AmericaSM	Capital Research and	Seeks to provide as high a level of
	Management Company	current income as is consistent with the
preservation of capital.
The Growth Fund of America®	Capital Research and	Seeks to provide long-term growth of
	Management Company	capital through a diversified portfolio of
common stocks.
Wanger Advisors Trust –	Columbia Wanger	Seeks long-term growth of capital.
Wanger International	Asset Management,
L.P.
Wanger Advisors Trust –	Columbia Wanger	A non-diversified fund that seeks long-
Wanger Select	Asset Management,	term growth of capital.
L.P.
Wanger Advisors Trust –	Columbia Wanger	Seeks long-term growth of capital.
Wanger USA	Asset Management,
L.P.
Washington Mutual Investors	Capital Research and	Seeks to provide current income and the
FundSM	Management Company	opportunity for growth of principal
consistent with sound common stock
investing.

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APPENDIX IV CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account I available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2009, the "Value at beginning of period" shown is the value at first date of investment.  Portfolio name changes after December 31, 2009 are not reflected in this information.

(Selected data for annuity units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period			$9.21	$8.75	$8.12	$7.69	$6.00	$8.012	$10.549	$10.549
Value at end of period			$10.22	$9.21	$8.75	$8.12	$7.69	$6.00	$8.012	$10.549
Number of accumulation units outstanding at end of period			0	423	1,269	1,014	1,523	953	443	70
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.25	$10.48	$9.80	$8.48	$8.13	$7.54	$6.12	$7.32	$9.582	$10.275
Value at end of period	$9.21	$7.25	$10.48	$9.80	$8.48	$8.13	$7.54	$6.12	$7.32	$9.582
Number of accumulation units outstanding at end of period	709,070	623,556	673,263	646,954	337,443	345,326	334,093	264,677	174,013	148
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period		$11.66	$11.46	$10.64	$10.17	$9.49	$8.03	$9.18
Value at end of period		$7.93	$11.66	$11.46	$10.64	$10.17	$9.49	$8.03
Number of accumulation units outstanding at end of period		0	30	30	30	30	30	61
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.48	$19.51	$16.58	$15.19
Value at end of period	$15.82	$11.48	$19.51	$16.58
Number of accumulation units outstanding at end of period	902,428	685,325	464,941	241,926
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$9.81	$17.24	$14.81	$13.39	$11.57	$10.12	$7.95	$8.863	$9.827
Value at end of period	$13.19	$9.81	$17.24	$14.81	$13.39	$11.57	$10.12	$7.95	$8.863
Number of accumulation units outstanding at end of period	507,248	372,183	228,180	57,522	3,967	4,192	3,463	3,465	463
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period	$8.46	$14.90	$14.82	$12.45	$11.88	$10.76	$8.34	$10.142	$9.897
Value at end of period	$10.90	$8.46	$14.90	$14.82	$12.45	$11.88	$10.76	$8.34	$10.142
Number of accumulation units outstanding at end of period	855,409	703,277	3,261	3,016	2,796	3,178	2,969	2,692	582
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period		$10.43	$8.30	$7.84	$7.49	$7.32	$5.56	$8.039	$9.861	$9.899
Value at end of period		$5.46	$10.43	$8.30	$7.84	$7.49	$7.32	$5.56	$8.039	$9.861
Number of accumulation units outstanding at end of period		0	2	935	1,966,369	1,805,324	1,539,832	1,058,748	597,344	21,539
ING BALANCED PORTFOLIO
Value at beginning of period	$9.28	$13.03	$12.47	$11.45	$11.09	$10.24	$8.70	$9.80	$10.334	$10.164
Value at end of period	$10.95	$9.28	$13.03	$12.47	$11.45	$11.09	$10.24	$8.70	$9.80	$10.334
Number of accumulation units outstanding at end of period	1,241,138	1,218,053	1,328,886	1,266,957	1,182,664	964,011	751,614	545,332	324,320	2,812
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.79	$18.55	$17.66	$16.17
Value at end of period	$14.45	$10.79	$18.55	$17.66
Number of accumulation units outstanding at end of period	146,037	88,341	63,515	14,256

CFI 1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.30	$10.42	$10.67
Value at end of period	$8.15	$6.30	$10.42
Number of accumulation units outstanding at end of period	54	54	54
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$3.01	$5.05	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.603
Value at end of period	$4.55	$3.01	$5.05	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	673,073	555,975	541,079	492,300	475,983	416,542	321,624	167,312	88,611	3,299
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$6.00	$9.72	$9.14	$8.09	$7.55	$7.04	$5.64	$7.593	$9.029
Value at end of period	$7.74	$6.00	$9.72	$9.14	$8.09	$7.55	$7.04	$5.64	$7.593
Number of accumulation units outstanding at end of period	4,597	4,599	4,597	4,598	4,557	4,529	4,757	4,650	4,547
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$6.72	$10.82	$10.40	$9.17	$8.79	$8.03	$6.43	$8.275	$9.676	$10.952
Value at end of period	$8.20	$6.72	$10.82	$10.40	$9.17	$8.79	$8.03	$6.43	$8.275	$9.676
Number of accumulation units outstanding at end of period	1,249	1,207	0	627	1,711,200	1,475,682	1,245,690	850,722	375,985	12,812
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$12.72	$20.57	$19.70	$18.18	$16.52	$14.31	$10.92	$12.542	$12.315
Value at end of period	$16.58	$12.72	$20.57	$19.70	$18.18	$16.52	$14.31	$10.92	$12.542
Number of accumulation units outstanding at end of period	818,453	696,873	643,905	531,906	421,352	5,142	4,399	4,082	3,089
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period	$12.27	$18.65	$20.09	$17.83	$16.73	$13.85	$10.27	$11.953	$11.542
Value at end of period	$15.16	$12.27	$18.65	$20.09	$17.83	$16.73	$13.85	$10.27	$11.953
Number of accumulation units outstanding at end of period	359	286	461	319	202	190	2,688	2,690	2,643
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$13.58	$14.99	$14.28	$13.86	$13.57	$13.36
Value at end of period	$15.00	$13.58	$14.99	$14.28	$13.86	$13.57
Number of accumulation units outstanding at end of period	249,437	174,260	141,448	56,892	35,543	16,962
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period		$18.66	$16.62	$12.97	$11.97	$10.55
Value at end of period		$10.58	$18.66	$16.62	$12.97	$11.97
Number of accumulation units outstanding at end of period		0	4	15,380	53,226	11,178
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$4.32	$7.18	$7.37	$6.75	$6.12	$5.63	$4.12	$6.425	$8.678	$8.678
Value at end of period	$5.66	$4.32	$7.18	$7.37	$6.75	$6.12	$5.63	$4.12	$6.425	$8.678
Number of accumulation units outstanding at end of period	2,998	1,629	2,002	1,455	2,726	2,161	2,518	1,441	542	85
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$12.29	$12.09	$11.62	$11.19	$10.97	$10.96	$10.97	$10.908	$10.756
Value at end of period	$12.21	$12.29	$12.09	$11.62	$11.19	$10.97	$10.96	$10.97	$10.908
Number of accumulation units outstanding at end of period	594,664	654,193	386,918	260,969	178,194	161,923	186,027	265,123	49,508

CFI 2

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.50	$14.39	$13.64	$11.68	$10.01
Value at end of period	$11.75	$8.50	$14.39	$13.64	$11.68
Number of accumulation units outstanding at end of period	1,373,947	1,321,011	1,445,095	1,418,957	1,355,024
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.70	$11.59	$10.77	$10.03	$9.85
Value at end of period	$11.67	$9.70	$11.59	$10.77	$10.03
Number of accumulation units outstanding at end of period	701,265	589,920	491,714	373,287	322,826
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$7.84	$12.30	$12.06	$10.50	$9.91	$9.08	$7.36	$10.046	$11.024
Value at end of period	$8.93	$7.84	$12.30	$12.06	$10.50	$9.91	$9.08	$7.36	$10.046
Number of accumulation units outstanding at end of period	3,377	3,376	4,730	4,730	4,730	6,700	5,002	5,005	3,648
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$6.37	$9.82	$9.01	$8.08	$8.25
Value at end of period	$8.26	$6.37	$9.82	$9.01	$8.08
Number of accumulation units outstanding at end of period	4,536	73	755	408	99
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$12.96	$18.99	$18.11	$15.66	$14.35	$12.67	$9.31	$12.246	$11.894	$12.755
Value at end of period	$16.37	$12.96	$18.99	$18.11	$15.66	$14.35	$12.67	$9.31	$12.246	$11.894
Number of accumulation units outstanding at end of period	1,002,964	876,466	843,761	791,870	710,431	559,666	420,712	239,998	60,753	2,007
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.44	$13.55	$13.00	$12.08
Value at end of period	$10.54	$8.44	$13.55	$13.00
Number of accumulation units outstanding at end of period	1,524,761	1,428,915	1,525,492	1,423,439
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$7.53	$13.16	$12.10	$10.78	$10.26	$9.42	$7.27	$9.11
Value at end of period	$10.66	$7.53	$13.16	$12.10	$10.78	$10.26	$9.42	$7.27
Number of accumulation units outstanding at end of period	87,478	35,551	26,577	8,781	5,635	5,632	5,631	5,629
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.66	$11.94
Value at end of period	$10.62	$8.66
Number of accumulation units outstanding at end of period	243	109
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.05	$13.08	$14.44
Value at end of period	$10.93	$8.05	$13.08
Number of accumulation units outstanding at end of period	120	120	120
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.97	$11.93	$10.90	$10.89
Value at end of period	$12.86	$10.97	$11.93	$10.90
Number of accumulation units outstanding at end of period	35	35	35	35
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2006)

CFI 3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Value at beginning of period	$8.91	$14.77	$13.45	$12.62
Value at end of period	$11.87	$8.91	$14.77	$13.45
Number of accumulation units outstanding at end of period	2,382,442	1,899,083	1,786,449	1,537,845

CFI 4

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account I prospectus dated April 30, 2010, as well as all current prospectuses for the funds available under the Contracts.

___ Please send a Variable Annuity Account I Statement of Additional Information (Form No. SAI.130822-10) dated April 30, 2010.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.130822-10

PART B

VARIABLE ANNUITY ACCOUNT I

OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2010

Retirement Master

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the “separate account”) dated April 30, 2010.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063

1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

Prior to January 1, 2006, the contracts described in the prospectus were issued by ING Insurance Company of America (“IICA”), a direct, wholly owned subsidiary of the Company. On December 31, 2005, IICA merged with and into the Company, and the Company assumed responsibility for IICA's obligations under the contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to January 1, 2002, IICA was known as Aetna Insurance Company of America.

The Company is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.) The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by IICA for the purpose of funding variable annuity contracts issued by the Company. In connection with the merger of IICA with and into the Company, Variable Annuity Account I was transferred to the Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s affiliate, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2009, 2008 and 2007 amounted to $340,218.89, $340,358.46 and $215,695.68, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also

4

shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                                                                                                      EXPERTS

The statements of assets and liabilities of Variable Annuity Account I as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

 5

iliacvaai12-312009.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS Variable Annuity Account I of ING Life Insurance and Annuity Company Year ended December 31, 2009 with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year ended December 31, 2009

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account I of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Core Equity Fund - Series I Shares	ING Stock Index Portfolio - Institutional Class
Calvert Variable Series, Inc.:	ING Van Kampen Capital Growth Portfolio - Institutional Class
Calvert Social Balanced Portfolio	ING Van Kampen Growth and Income Portfolio - Service Class
EuroPacific Growth Fund®:	ING Money Market Portfolio:
EuroPacific Growth Fund® - Class R-4	ING Money Market Portfolio - Class I
Federated Insurance Series:	ING Partners, Inc.:
Federated Capital Income Fund II	ING Baron Small Cap Growth Portfolio - Service Class
Federated Clover Value Fund II - Primary Shares	ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Federated Equity Income Fund II	Class
Federated Fund for U.S. Government Securities II	ING Neuberger Berman Partners Portfolio - Initial Class
Federated High Income Bond Fund II - Primary Shares	ING Oppenheimer Global Portfolio - Initial Class
Federated International Equity Fund II	ING Oppenheimer Strategic Income Portfolio - Initial Class
Federated Mid Cap Growth Strategies Fund II	ING Pioneer High Yield Portfolio - Initial Class
Federated Prime Money Fund II	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Fidelity® Variable Insurance Products:	Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Initial Class
Fidelity® Variable Insurance Products II:	ING Thornburg Value Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class
Fidelity® Variable Insurance Products V:	ING Strategic Allocation Portfolios, Inc.:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio - Class I
The Growth Fund of America®, Inc.:	ING Strategic Allocation Growth Portfolio - Class I
The Growth Fund of America® - Class R-4	ING Strategic Allocation Moderate Portfolio - Class I
ING Balanced Portfolio, Inc.:	ING Variable Funds:
ING Balanced Portfolio - Class I	ING Growth and Income Portfolio - Class I
ING Intermediate Bond Portfolio:	ING Variable Portfolios, Inc.:
ING Intermediate Bond Portfolio - Class I	ING BlackRock Science and Technology Opportunities
ING Investors Trust:	Portfolio - Class I
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Index Plus LargeCap Portfolio - Class I
ING Evergreen Omega Portfolio - Institutional Class	ING Index Plus MidCap Portfolio - Class I
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Index Plus SmallCap Portfolio - Class I
ING Global Resources Portfolio - Service Class	ING International Index Portfolio - Class I
ING Index Plus International Equity Portfolio - Institutional	ING Opportunistic Large Cap Growth Portfolio - Class I
Class	ING Opportunistic Large Cap Portfolio - Class I
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING Russell™ Large Cap Growth Index Portfolio - Class I
Class	ING Russell™ Large Cap Index Portfolio - Class I
ING JPMorgan Value Opportunities Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Marsico International Opportunities Portfolio - Service	ING Small Company Portfolio - Class I
Class	ING Variable Products Trust:
ING MFS Total Return Portfolio - Institutional Class	ING SmallCap Opportunities Portfolio - Class I
ING Oppenheimer Main Street Portfolio® - Institutional Class	Lord Abbett Series Fund, Inc.:
ING PIMCO High Yield Portfolio - Service Class	Lord Abbett Series Fund - Growth and Income Portfolio -
ING Pioneer Fund Portfolio - Institutional Class	Class VC

Oppenheimer Variable Account Funds:	Pioneer Variable Contracts Trust:
Oppenheimer Main Street Fund®/VA	Pioneer Equity Income VCT Portfolio - Class I
Oppenheimer Main Street Small Cap Fund®/VA	Pioneer Mid Cap Value VCT Portfolio - Class I
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account I of ING Life
Insurance and Annuity Company at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP Atlanta, Georgia April 12, 2010

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

					Federated
	AIM V.I. Core	Calvert Social	EuroPacific	Federated	Clover Value
	Equity Fund -	Balanced	Growth Fund®	Capital Income	Fund II -
	Series I Shares	Portfolio	- Class R-4	Fund II	Primary Shares
Assets
Investments in mutual funds
at fair value	$6,531	$152	$14,276	$2,123	$11,924
Total assets	6,531	152	14,276	2,123	11,924
Net assets	$6,531	$152	$14,276	$2,123	$11,924

Net assets
Accumulation units	$6,531	$152	$14,276	$2,103	$11,898
Contracts in payout (annuitization)
period	-	-	-	20	26
Total net assets	$6,531	$152	$14,276	$2,123	$11,924

Total number of mutual fund shares	262,060	99,411	378,484	244,916	1,316,075

Cost of mutual fund shares	$6,508	$161	$14,769	$2,107	$18,735

The accompanying notes are an integral part of these financial statements.
3

VARIABLE ANNUITY ACCOUNT I OF

ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009

(Dollars in thousands)

		Federated Fund	Federated High		Federated Mid
	Federated	for U.S.	Income Bond	Federated	Cap Growth
	Equity Income	Government	Fund II -	International	Strategies
	Fund II	Securities II	Primary Shares	Equity Fund II	Fund II
Assets
Investments in mutual funds
at fair value	$ 2,901	$ 822	$ 2,848	$ 2,525	$ 4,066
Total assets	2,901	822	2,848	2,525	4,066
Net assets	$ 2,901	$ 822	$ 2,848	$ 2,525	$ 4,066

Net assets
Accumulation units	$ 2,877	$ 822	$ 2,836	$ 2,512	$ 4,066
Contracts in payout (annuitization)
period	24	-	12	13	-
Total net assets	$ 2,901	$ 822	$ 2,848	$ 2,525	$ 4,066

Total number of mutual fund shares	243,161	71,818	427,048	183,523	244,345

Cost of mutual fund shares	$ 3,158	$ 806	$ 2,888	$ 2,305	$ 4,518

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	High Income	Contrafund®	Index 500
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,583	$ 19,873	$ 3	$ 19,214	$ 5,713
Total assets	1,583	19,873	3	19,214	5,713
Net assets	$ 1,583	$ 19,873	$ 3	$ 19,214	$ 5,713

Net assets
Accumulation units	$ 1,583	$ 19,873	$ -	$ 19,214	$ 5,713
Contracts in payout (annuitization)
period	-	-	3	-	-
Total net assets	$ 1,583	$ 19,873	$ 3	$ 19,214	$ 5,713

Total number of mutual fund shares	1,582,512	1,182,189	601	931,791	47,762

Cost of mutual fund shares	$ 1,583	$ 25,144	$ 4	$ 24,905	$ 6,538

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING BlackRock
	Fidelity® VIP			ING	Large Cap
	Investment	The Growth		Intermediate	Growth
	Grade Bond	Fund of	ING Balanced	Bond	Portfolio -
	Portfolio -	America® -	Portfolio -	Portfolio -	Institutional
	Initial Class	Class R-4	Class I	Class I	Class
Assets
Investments in mutual funds
at fair value	$ 240	$ 28,280	$ 16,271	$ 9,591	$ 1,766
Total assets	240	28,280	16,271	9,591	1,766
Net assets	$ 240	$ 28,280	$ 16,271	$ 9,591	$ 1,766

Net assets
Accumulation units	$ 240	$ 28,280	$ 16,239	$ 9,589	$ 1,737
Contracts in payout (annuitization)
period	-	-	32	2	29
Total net assets	$ 240	$ 28,280	$ 16,271	$ 9,591	$ 1,766

Total number of mutual fund shares	19,236	1,043,142	1,561,483	828,986	203,640

Cost of mutual fund shares	$ 242	$ 30,927	$ 19,760	$ 10,223	$ 2,412

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING JPMorgan
	ING Evergreen	ING FMRSM		Emerging	ING Marsico
	Omega	Diversified Mid	ING Global	Markets Equity	International
	Portfolio -	Cap Portfolio -	Resources	Portfolio -	Opportunities
	Institutional	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 535	$ 1,504	$ 177	$ 965	$ 451
Total assets	535	1,504	177	965	451
Net assets	$ 535	$ 1,504	$ 177	$ 965	$ 451

Net assets
Accumulation units	$ 535	$ 1,504	$ 177	$ 965	$ 451
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 535	$ 1,504	$ 177	$ 965	$ 451

Total number of mutual fund shares	45,959	126,461	9,932	47,354	43,369

Cost of mutual fund shares	$ 488	$ 1,558	$ 212	$ 898	$ 608

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING Van
	ING MFS Total		ING Pioneer	ING Stock	Kampen
	Return	ING PIMCO	Fund	Index	Growth and
	Portfolio -	High Yield	Portfolio -	Portfolio -	Income
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,990	$ 1,690	$ 3	$ 16,071	$ 3
Total assets	4,990	1,690	3	16,071	3
Net assets	$ 4,990	$ 1,690	$ 3	$ 16,071	$ 3

Net assets
Accumulation units	$ 4,990	$ 1,690	$ -	$ 16,071	$ 3
Contracts in payout (annuitization)
period	-	-	3	-	-
Total net assets	$ 4,990	$ 1,690	$ 3	$ 16,071	$ 3

Total number of mutual fund shares	365,277	175,120	319	1,663,662	133

Cost of mutual fund shares	$ 6,125	$ 1,574	$ 3	$ 18,798	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING Legg
			Mason		ING
		ING Baron	Partners	ING	Oppenheimer
	ING Money	Small Cap	Aggressive	Oppenheimer	Strategic
	Market	Growth	Growth	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Service Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 16,066	$ 2,110	$ 2,968	$ 26,477	$ 11,913
Total assets	16,066	2,110	2,968	26,477	11,913
Net assets	$ 16,066	$ 2,110	$ 2,968	$ 26,477	$ 11,913

Net assets
Accumulation units	$ 16,009	$ 2,110	$ 2,965	$ 26,426	$ 11,906
Contracts in payout (annuitization)
period	57	-	3	51	7
Total net assets	$ 16,066	$ 2,110	$ 2,968	$ 26,477	$ 11,913

Total number of mutual fund shares	16,065,909	140,870	76,377	2,175,578	1,136,775

Cost of mutual fund shares	$ 16,066	$ 2,146	$ 2,621	$ 28,927	$ 11,859

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING T. Rowe
		Price	ING T. Rowe		ING
	ING Pioneer	Diversified Mid	Price Growth	ING Templeton	Thornburg
	High Yield	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 3,002	$ 2,607	$ 7,302	$ 915	$ 1,262
Total assets	3,002	2,607	7,302	915	1,262
Net assets	$ 3,002	$ 2,607	$ 7,302	$ 915	$ 1,262

Net assets
Accumulation units	$ 3,002	$ 2,607	$ 7,211	$ 888	$ 1,244
Contracts in payout (annuitization)
period	-	-	91	27	18
Total net assets	$ 3,002	$ 2,607	$ 7,302	$ 915	$ 1,262

Total number of mutual fund shares	298,657	388,466	156,533	88,025	43,248

Cost of mutual fund shares	$ 2,576	$ 3,346	$ 7,312	$ 1,059	$ 1,229

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

	ING UBS U.S.	ING Van	ING Strategic	ING Strategic	ING Strategic
	Large Cap	Kampen Equity	Allocation	Allocation	Allocation
	Equity	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 2,476	$ 4,293	$ 1,244	$ 2,563	$ 1,901
Total assets	2,476	4,293	1,244	2,563	1,901
Net assets	$ 2,476	$ 4,293	$ 1,244	$ 2,563	$ 1,901

Net assets
Accumulation units	$ 2,476	$ 4,293	$ 1,182	$ 2,563	$ 1,882
Contracts in payout (annuitization)
period	-	-	62	-	19
Total net assets	$ 2,476	$ 4,293	$ 1,244	$ 2,563	$ 1,901

Total number of mutual fund shares	307,135	138,342	126,900	272,898	198,416

Cost of mutual fund shares	$ 2,790	$ 4,833	$ 1,535	$ 3,068	$ 2,357

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING BlackRock
Science and
	ING Growth	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	and Income	Opportunities	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 2,818	$ 3,357	$ 1,246	$ 13,570	$ 5
Total assets	2,818	3,357	1,246	13,570	5
Net assets	$ 2,818	$ 3,357	$ 1,246	$ 13,570	$ 5

Net assets
Accumulation units	$ 2,667	$ 3,357	$ 1,172	$ 13,570	$ 5
Contracts in payout (annuitization)
period	151	-	74	-	-
Total net assets	$ 2,818	$ 3,357	$ 1,246	$ 13,570	$ 5

Total number of mutual fund shares	145,120	669,962	100,356	1,056,027	472

Cost of mutual fund shares	$ 2,685	$ 3,048	$ 1,650	$ 16,350	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

	ING	ING	ING Russell™	ING Russell™	ING Russell™
	International	Opportunistic	Large Cap	Large Cap	Large Cap
	Index	Large Cap	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 2,037	$ 1,381	$ 4,012	$ 1,915	$ 667
Total assets	2,037	1,381	4,012	1,915	667
Net assets	$ 2,037	$ 1,381	$ 4,012	$ 1,915	$ 667

Net assets
Accumulation units	$ 2,026	$ 1,233	$ 4,012	$ 1,915	$ 667
Contracts in payout (annuitization)
period	11	148	-	-	-
Total net assets	$ 2,037	$ 1,381	$ 4,012	$ 1,915	$ 667

Total number of mutual fund shares	248,104	143,847	312,473	214,662	52,765

Cost of mutual fund shares	$ 1,872	$ 1,467	$ 3,404	$ 1,620	$ 565

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

Lord Abbett
Series Fund -
	ING Small	ING SmallCap	Growth and		Oppenheimer
	Company	Opportunities	Income	Oppenheimer	Main Street
	Portfolio -	Portfolio -	Portfolio -	Main Street	Small Cap
	Class I	Class I	Class VC	Fund®/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 18,689	$ 37	$ -	$ 40	$ 1
Total assets	18,689	37	-	40	1
Net assets	$ 18,689	$ 37	$ -	$ 40	$ 1

Net assets
Accumulation units	$ 18,617	$ 37	$ -	$ -	$ 1
Contracts in payout (annuitization)
period	72	-	-	40	-
Total net assets	$ 18,689	$ 37	$ -	$ 40	$ 1

Total number of mutual fund shares	1,261,054	2,330	1	2,224	91

Cost of mutual fund shares	$ 22,281	$ 36	$ -	$ 49	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

PIMCO Real
	Return	Pioneer Equity	Pioneer Mid
	Portfolio -	Income VCT	Cap Value
	Administrative	Portfolio -	VCT Portfolio -
	Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ -	$ 12	$ -
Total assets	-	12	-
Net assets	$ -	$ 12	$ -

Net assets
Accumulation units	$ -	$ 12	$ -
Contracts in payout (annuitization)
period	-	-	-
Total net assets	$ -	$ 12	$ -

Total number of mutual fund shares	36	728	17

Cost of mutual fund shares	$ -	$ 18	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

					Federated
	AIM V.I. Core	Calvert Social	EuroPacific	Federated	Clover Value
	Equity Fund -	Balanced	Growth Fund®	Capital Income	Fund II -
	Series I Shares	Portfolio	- Class R-4	Fund II	Primary Shares
Net investment income (loss)
Income:
Dividends	$ 105	$ 3	$ 233	$ 126	$ 337
Total investment income	105	3	233	126	337
Expenses:
Mortality and expense risk and
other charges	52	2	104	29	166
Total expenses	52	2	104	29	166
Net investment income (loss)	53	1	129	97	171

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(88)	(23)	(720)	(39)	(5,740)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(88)	(23)	(720)	(39)	(5,740)
Net unrealized appreciation
(depreciation) of investments	1,389	54	4,071	405	6,707
Net realized and unrealized gain (loss)
on investments	1,301	31	3,351	366	967
Net increase (decrease) in net assets
resulting from operations	$ 1,354	$ 32	$ 3,480	$ 463	$ 1,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		Federated Fund	Federated High		Federated Mid
	Federated	for U.S.	Income Bond	Federated	Cap Growth
	Equity Income	Government	Fund II -	International	Strategies
	Fund II	Securities II	Primary Shares	Equity Fund II	Fund II
Net investment income (loss)
Income:
Dividends	$ 147	$ 51	$ 299	$ 70	$ -
Total investment income	147	51	299	70	-
Expenses:
Mortality and expense risk and
other charges	42	13	36	32	57
Total expenses	42	13	36	32	57
Net investment income (loss)	105	38	263	38	(57)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	6	(248)	(166)	(428)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	18	6	(248)	(166)	(428)
Net unrealized appreciation
(depreciation) of investments	195	(10)	1,035	882	1,502
Net realized and unrealized gain (loss)
on investments	213	(4)	787	716	1,074
Net increase (decrease) in net assets
resulting from operations	$ 318	$ 34	$ 1,050	$ 754	$ 1,017

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	High Income	Contrafund®	Index 500
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$7	$395	$-	$230	$130
Total investment income	7	395	-	230	130
Expenses:
Mortality and expense risk and
other charges	23	206	-	201	73
Total expenses	23	206	-	201	73
Net investment income (loss)	(16)	189	-	29	57

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1,702)	-	(1,217)	(335)
Capital gains distributions	-	-	-	5	124
Total realized gain (loss) on investments
and capital gains distributions	-	(1,702)	-	(1,212)	(211)
Net unrealized appreciation
(depreciation) of investments	-	5,994	1	5,903	1,317
Net realized and unrealized gain (loss)
on investments	-	4,292	1	4,691	1,106
Net increase (decrease) in net assets
resulting from operations	$(16)	$4,481	$1	$4,720	$1,163

The accompanying notes are an integral part of these financial statements.

18

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

					ING BlackRock
	Fidelity® VIP				Large Cap
	Investment	The Growth		ING	Growth
	Grade Bond	Fund of	ING Balanced	Intermediate	Portfolio -
	Portfolio -	America® -	Portfolio -	Bond Portfolio -	Institutional
	Initial Class	Class R-4	Class I	Class I	Class
Net investment income (loss)
Income:
Dividends	$ 21	$ 234	$ 645	$ 610	$ 9
Total investment income	21	234	645	610	9
Expenses:
Mortality and expense risk and
other charges	3	215	152	105	21
Total expenses	3	215	152	105	21
Net investment income (loss)	18	19	493	505	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(753)	(847)	(339)	(196)
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(753)	(847)	(339)	(196)
Net unrealized appreciation
(depreciation) of investments	15	7,067	2,812	659	606
Net realized and unrealized gain (loss)
on investments	14	6,314	1,965	320	410
Net increase (decrease) in net assets
resulting from operations	$ 32	$ 6,333	$ 2,458	$ 825	$ 398

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

				ING Index Plus	ING JPMorgan
	ING Evergreen	ING FMRSM		International	Emerging
	Omega	Diversified Mid	ING Global	Equity	Markets Equity
	Portfolio -	Cap Portfolio -	Resources	Portfolio -	Portfolio -
	Institutional	Institutional	Portfolio -	Institutional	Institutional
	Class	Class	Service Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 9	$ -	$ 114	$ 13
Total investment income	2	9	-	114	13
Expenses:
Mortality and expense risk and
other charges	6	17	2	13	11
Total expenses	6	17	2	13	11
Net investment income (loss)	(4)	(8)	(2)	101	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(73)	(252)	(21)	(1,717)	(224)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(73)	(252)	(21)	(1,717)	(224)
Net unrealized appreciation
(depreciation) of investments	224	609	71	1,884	630
Net realized and unrealized gain (loss)
on investments	151	357	50	167	406
Net increase (decrease) in net assets
resulting from operations	$ 147	$ 349	$ 48	$ 268	$ 408

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING
	ING JPMorgan	ING Marsico	ING MFS Total	Oppenheimer
	Value	International	Return	Main Street	ING PIMCO
	Opportunities	Opportunities	Portfolio -	Portfolio® -	High Yield
	Portfolio -	Portfolio -	Institutional	Institutional	Portfolio -
	Service Class	Service Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$33	$5	$130	$2	$97
Total investment income	33	5	130	2	97
Expenses:
Mortality and expense risk and
other charges	5	6	68	2	17
Total expenses	5	6	68	2	17
Net investment income (loss)	28	(1)	62	-	80

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(434)	(234)	(488)	(88)	(79)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(434)	(234)	(488)	(88)	(79)
Net unrealized appreciation
(depreciation) of investments	446	361	1,156	101	426
Net realized and unrealized gain (loss)
on investments	12	127	668	13	347
Net increase (decrease) in net assets
resulting from operations	$40	$126	$730	$13	$427

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

			ING Van	ING Van
	ING Pioneer	ING Stock	Kampen	Kampen
	Fund	Index	Capital Growth	Growth and		ING Money
	Portfolio -	Portfolio -	Portfolio -	Income		Market
	Institutional	Institutional	Institutional	Portfolio -		Portfolio -
	Class	Class	Class	Service Class		Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 96	$ 32	$ -		$ 51
Total investment income	-	96	32		-	51
Expenses:
Mortality and expense risk and
other charges	-	132	26		-	216
Total expenses	-	132	26		-	216
Net investment income (loss)	-	(36)	6		-	(165)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(931)	(2,219)		-	-
Capital gains distributions	-	-	-		-	8
Total realized gain (loss) on investments
and capital gains distributions	-	(931)	(2,219)		-	8
Net unrealized appreciation
(depreciation) of investments	-	4,029	2,939		1	-
Net realized and unrealized gain (loss)
on investments	-	3,098	720		1	8
Net increase (decrease) in net assets
resulting from operations	$ -	$ 3,062	$ 726	$ 1		$ (157)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		ING Legg			ING
	ING Baron	Mason Partners ING Neuberger		ING	Oppenheimer
	Small Cap	Aggressive	Berman	Oppenheimer	Strategic
	Growth	Growth	Partners	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ - $	58	$ 554	$ 447
Total investment income	-	-	58	554	447
Expenses:
Mortality and expense risk and
other charges	14	38	11	257	117
Total expenses	14	38	11	257	117
Net investment income (loss)	(14)	(38)	47	297	330

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(53)	31	(1,197)	(696)	(158)
Capital gains distributions	-	-	-	400	-
Total realized gain (loss) on investments
and capital gains distributions	(53)	31	(1,197)	(296)	(158)
Net unrealized appreciation
(depreciation) of investments	510	730	1,366	7,320	1,798
Net realized and unrealized gain (loss)
on investments	457	761	169	7,024	1,640
Net increase (decrease) in net assets
resulting from operations	$ 443	$ 723 $	216	$ 7,321	$ 1,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		ING T. Rowe
		Price	ING T. Rowe
	ING Pioneer	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	High Yield	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 197	$ 10	$ 11	$ -	$ 12
Total investment income	197	10	11	-	12
Expenses:
Mortality and expense risk and
other charges	35	31	83	10	14
Total expenses	35	31	83	10	14
Net investment income (loss)	162	(21)	(72)	(10)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(136)	(169)	1	(101)	7
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(136)	(169)	1	(101)	7
Net unrealized appreciation
(depreciation) of investments	1,237	997	2,189	309	369
Net realized and unrealized gain (loss)
on investments	1,101	828	2,190	208	376
Net increase (decrease) in net assets
resulting from operations	$ 1,263	$ 807	$ 2,118	$ 198	$ 374

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING UBS U.S.	ING Van	ING Strategic	ING Strategic	ING Strategic
	Large Cap	Kampen Equity	Allocation	Allocation	Allocation
	Equity	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 33	$ 79	$ 93	$ 117	$ 146
Total investment income	33	79	93	117	146
Expenses:
Mortality and expense risk and
other charges	31	55	15	19	22
Total expenses	31	55	15	19	22
Net investment income (loss)	2	24	78	98	124

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(134)	(141)	(37)	(112)	(98)
Capital gains distributions	-	-	-	64	48
Total realized gain (loss) on investments
and capital gains distributions	(134)	(141)	(37)	(48)	(50)
Net unrealized appreciation
(depreciation) of investments	674	882	131	259	238
Net realized and unrealized gain (loss)
on investments	540	741	94	211	188
Net increase (decrease) in net assets
resulting from operations	$ 542	$ 765	$ 172	$ 309	$ 312

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		ING BlackRock
		Science and
	ING Growth	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	and Income	Opportunities	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 37	$ -	$ 36	$ 175	$ -
Total investment income	37	-	36	175	-
Expenses:
Mortality and expense risk and
other charges	34	25	15	104	-
Total expenses	34	25	15	104	-
Net investment income (loss)	3	(25)	21	71	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	21	(1)	(67)	(588)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	21	(1)	(67)	(588)	-
Net unrealized appreciation
(depreciation) of investments	614	1,078	264	3,503	-
Net realized and unrealized gain (loss)
on investments	635	1,077	197	2,915	-
Net increase (decrease) in net assets
resulting from operations	$ 638	$ 1,052	$ 218	$ 2,986	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		ING
	ING	Opportunistic	ING	ING Russell™	ING Russell™
	International	Large Cap	Opportunistic	Large Cap	Large Cap
	Index	Growth	Large Cap	Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 20	$ 29	$ -	$ -
Total investment income	-	20	29	-	-
Expenses:
Mortality and expense risk and
other charges	11	13	14	25	12
Total expenses	11	13	14	25	12
Net investment income (loss)	(11)	7	15	(25)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(598)	(224)	32	11
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	(598)	(224)	32	11
Net unrealized appreciation
(depreciation) of investments	165	913	355	608	295
Net realized and unrealized gain (loss)
on investments	171	315	131	640	306
Net increase (decrease) in net assets
resulting from operations	$ 160	$ 322	$ 146	$ 615	$ 294

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

				Lord Abbett
	ING Russell™			Series Fund -
	Large Cap	ING Small	ING SmallCap	Growth and
	Value Index	Company	Opportunities	Income	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Main Street
	Class S	Class I	Class I	Class VC	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ -	$ 95	$ -	$ -	$ 1
Total investment income	-	95	-	-	1
Expenses:
Mortality and expense risk and
other charges	4	156	-	-	1
Total expenses	4	156	-	-	1
Net investment income (loss)	(4)	(61)	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(1,012)	-	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	(1,012)	-	-	-
Net unrealized appreciation
(depreciation) of investments	102	4,824	2	-	9
Net realized and unrealized gain (loss)
on investments	108	3,812	2	-	9
Net increase (decrease) in net assets
resulting from operations	$ 104	$ 3,751	$ 2	$ -	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

PIMCO Real
	Oppenheimer	Return	Pioneer Equity	Pioneer Mid
	Main Street	Portfolio -	Income VCT	Cap Value VCT
	Small Cap	Administrative	Portfolio -	Portfolio -
	Fund®/VA	Class	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	-
Total expenses	-	-	-	-
Net investment income (loss)	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	-	-	1	-
Net realized and unrealized gain (loss)
on investments	-	-	1	-
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ 1	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	AIM V.I. Core	Calvert Social	EuroPacific	Federated
	Equity Fund -	Balanced	Growth Fund®	Capital Income
	Series I Shares	Portfolio	- Class R-4	Fund II
Net assets at January 1, 2008	$ 7,056	$ 212	$ 9,071	$ 3,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	2	115	139
Total realized gain (loss) on investments
and capital gains distributions	230	(24)	(10)	86
Net unrealized appreciation (depreciation)
of investments	(2,339)	(57)	(4,812)	(878)
Net increase (decrease) in net assets from operations	(2,040)	(79)	(4,707)	(653)
Changes from principal transactions:
Total unit transactions	(495)	9	3,504	(903)
Increase (decrease) in net assets derived from
principal transactions	(495)	9	3,504	(903)
Total increase (decrease)	(2,535)	(70)	(1,203)	(1,556)
Net assets at December 31, 2008	4,521	142	7,868	2,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	1	129	97
Total realized gain (loss) on investments
and capital gains distributions	(88)	(23)	(720)	(39)
Net unrealized appreciation (depreciation)
of investments	1,389	54	4,071	405
Net increase (decrease) in net assets from operations	1,354	32	3,480	463
Changes from principal transactions:
Total unit transactions	656	(22)	2,928	(420)
Increase (decrease) in net assets derived from
principal transactions	656	(22)	2,928	(420)
Total increase (decrease)	2,010	10	6,408	43
Net assets at December 31, 2009	$ 6,531	$ 152	$ 14,276	$ 2,123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	Federated		Federated Fund	Federated High
	Clover Value	Federated	for U.S.	Income Bond
	Fund II -	Equity Income	Government	Fund II -
	Primary Shares	Fund II	Securities II	Primary Shares
Net assets at January 1, 2008	$ 30,605	$ 7,375	$ 1,252	$ 4,660

Increase (decrease) in net assets
Operations:
Net investment income (loss)	128	141	39	338
Total realized gain (loss) on investments
and capital gains distributions	1,477	392	(14)	(169)
Net unrealized appreciation (depreciation)
of investments	(10,574)	(2,448)	6	(1,145)
Net increase (decrease) in net assets from operations	(8,969)	(1,915)	31	(976)
Changes from principal transactions:
Total unit transactions	(7,112)	(1,761)	(165)	(1,301)
Increase (decrease) in net assets derived from
principal transactions	(7,112)	(1,761)	(165)	(1,301)
Total increase (decrease)	(16,081)	(3,676)	(134)	(2,277)
Net assets at December 31, 2008	14,524	3,699	1,118	2,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	171	105	38	263
Total realized gain (loss) on investments
and capital gains distributions	(5,740)	18	6	(248)
Net unrealized appreciation (depreciation)
of investments	6,707	195	(10)	1,035
Net increase (decrease) in net assets from operations	1,138	318	34	1,050
Changes from principal transactions:
Total unit transactions	(3,738)	(1,116)	(330)	(585)
Increase (decrease) in net assets derived from
principal transactions	(3,738)	(1,116)	(330)	(585)
Total increase (decrease)	(2,600)	(798)	(296)	465
Net assets at December 31, 2009	$ 11,924	$ 2,901	$ 822	$ 2,848

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

		Federated Mid		Fidelity® VIP
	Federated	Cap Growth	Federated	Equity-Income
	International	Strategies	Prime Money	Portfolio -
	Equity Fund II	Fund II	Fund II	Initial Class
Net assets at January 1, 2008	$ 6,060	$ 10,082	$ 907	$ 21,348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(104)	11	297
Total realized gain (loss) on investments
and capital gains distributions	155	1,289	-	(91)
Net unrealized appreciation (depreciation)
of investments	(2,493)	(4,972)	-	(12,038)
Net increase (decrease) in net assets from operations	(2,370)	(3,787)	11	(11,832)
Changes from principal transactions:
Total unit transactions	(1,339)	(2,001)	261	6,327
Increase (decrease) in net assets derived from
principal transactions	(1,339)	(2,001)	261	6,327
Total increase (decrease)	(3,709)	(5,788)	272	(5,505)
Net assets at December 31, 2008	2,351	4,294	1,179	15,843

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	(57)	(16)	189
Total realized gain (loss) on investments
and capital gains distributions	(166)	(428)	-	(1,702)
Net unrealized appreciation (depreciation)
of investments	882	1,502	-	5,994
Net increase (decrease) in net assets from operations	754	1,017	(16)	4,481
Changes from principal transactions:
Total unit transactions	(580)	(1,245)	420	(451)
Increase (decrease) in net assets derived from
principal transactions	(580)	(1,245)	420	(451)
Total increase (decrease)	174	(228)	404	4,030
Net assets at December 31, 2009	$ 2,525	$ 4,066	$ 1,583	$ 19,873

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	High Income	Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 3	$ 26,669	$ 10,482	$ 262

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(69)	57	7
Total realized gain (loss) on investments
and capital gains distributions	-	736	291	-
Net unrealized appreciation (depreciation)
of investments	(1)	(11,979)	(3,932)	(18)
Net increase (decrease) in net assets from operations	(1)	(11,312)	(3,584)	(11)
Changes from principal transactions:
Total unit transactions	-	(915)	(1,257)	(12)
Increase (decrease) in net assets derived from
principal transactions	-	(915)	(1,257)	(12)
Total increase (decrease)	(1)	(12,227)	(4,841)	(23)
Net assets at December 31, 2008	2	14,442	5,641	239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	29	57	18
Total realized gain (loss) on investments
and capital gains distributions	-	(1,212)	(211)	(1)
Net unrealized appreciation (depreciation)
of investments	1	5,903	1,317	15
Net increase (decrease) in net assets from operations	1	4,720	1,163	32
Changes from principal transactions:
Total unit transactions	-	52	(1,091)	(31)
Increase (decrease) in net assets derived from
principal transactions	-	52	(1,091)	(31)
Total increase (decrease)	1	4,772	72	1
Net assets at December 31, 2009	$ 3	$ 19,214	$ 5,713	$ 240

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

				ING BlackRock
				Large Cap
	The Growth		ING	Growth
	Fund of	ING Balanced	Intermediate	Portfolio -
	America® -	Portfolio -	Bond Portfolio -	Institutional
	Class R-4	Class I	Class I	Class
Net assets at January 1, 2008	$ 26,386	$ 21,927	$ 8,518	$ 3,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	470	380	(27)
Total realized gain (loss) on investments
and capital gains distributions	(424)	1,403	64	128
Net unrealized appreciation (depreciation)
of investments	(10,363)	(7,905)	(1,293)	(1,200)
Net increase (decrease) in net assets from operations	(10,818)	(6,032)	(849)	(1,099)
Changes from principal transactions:
Total unit transactions	1,353	(1,946)	390	(479)
Increase (decrease) in net assets derived from
principal transactions	1,353	(1,946)	390	(479)
Total increase (decrease)	(9,465)	(7,978)	(459)	(1,578)
Net assets at December 31, 2008	16,921	13,949	8,059	1,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	493	505	(12)
Total realized gain (loss) on investments
and capital gains distributions	(753)	(847)	(339)	(196)
Net unrealized appreciation (depreciation)
of investments	7,067	2,812	659	606
Net increase (decrease) in net assets from operations	6,333	2,458	825	398
Changes from principal transactions:
Total unit transactions	5,026	(136)	707	(172)
Increase (decrease) in net assets derived from
principal transactions	5,026	(136)	707	(172)
Total increase (decrease)	11,359	2,322	1,532	226
Net assets at December 31, 2009	$ 28,280	$ 16,271	$ 9,591	$ 1,766

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

				ING Index Plus
	ING Evergreen	ING FMRSM		International
	Omega	Diversified Mid	ING Global	Equity
	Portfolio -	Cap Portfolio -	Resources	Portfolio -
	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Service Class	Class
Net assets at January 1, 2008	$ 853	$ 2,772	$ 307	$ 4,689

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(4)	-	166
Total realized gain (loss) on investments
and capital gains distributions	74	(21)	45	(50)
Net unrealized appreciation (depreciation)
of investments	(302)	(866)	(168)	(1,818)
Net increase (decrease) in net assets from operations	(234)	(891)	(123)	(1,702)
Changes from principal transactions:
Total unit transactions	(51)	(558)	(15)	(1,166)
Increase (decrease) in net assets derived from
principal transactions	(51)	(558)	(15)	(1,166)
Total increase (decrease)	(285)	(1,449)	(138)	(2,868)
Net assets at December 31, 2008	568	1,323	169	1,821

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(8)	(2)	101
Total realized gain (loss) on investments
and capital gains distributions	(73)	(252)	(21)	(1,717)
Net unrealized appreciation (depreciation)
of investments	224	609	71	1,884
Net increase (decrease) in net assets from operations	147	349	48	268
Changes from principal transactions:
Total unit transactions	(180)	(168)	(40)	(2,089)
Increase (decrease) in net assets derived from
principal transactions	(180)	(168)	(40)	(2,089)
Total increase (decrease)	(33)	181	8	(1,821)
Net assets at December 31, 2009	$ 535	$ 1,504	$ 177	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING JPMorgan
	Emerging	ING JPMorgan	ING Marsico	ING MFS Total
	Markets Equity	Value	International	Return
	Portfolio -	Opportunities	Opportunities	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2008	$ 1,430	$ 1,234	$ 1,160	$ 8,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	16	(3)	329
Total realized gain (loss) on investments
and capital gains distributions	116	60	51	315
Net unrealized appreciation (depreciation)
of investments	(914)	(516)	(671)	(2,376)
Net increase (decrease) in net assets from operations	(781)	(440)	(623)	(1,732)
Changes from principal transactions:
Total unit transactions	(6)	(117)	15	(1,936)
Increase (decrease) in net assets derived from
principal transactions	(6)	(117)	15	(1,936)
Total increase (decrease)	(787)	(557)	(608)	(3,668)
Net assets at December 31, 2008	643	677	552	5,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	28	(1)	62
Total realized gain (loss) on investments
and capital gains distributions	(224)	(434)	(234)	(488)
Net unrealized appreciation (depreciation)
of investments	630	446	361	1,156
Net increase (decrease) in net assets from operations	408	40	126	730
Changes from principal transactions:
Total unit transactions	(86)	(717)	(227)	(790)
Increase (decrease) in net assets derived from
principal transactions	(86)	(717)	(227)	(790)
Total increase (decrease)	322	(677)	(101)	(60)
Net assets at December 31, 2009	$ 965	$ -	$ 451	$ 4,990

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING
	Oppenheimer			ING Stock
	Main Street	ING PIMCO	ING Pioneer	Index
	Portfolio® -	High Yield	Fund Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Service Class	Class	Class
Net assets at January 1, 2008	$ 397	$ 1,095	$ 5	$ 20,670

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	67	-	438
Total realized gain (loss) on investments
and capital gains distributions	(3)	(30)	-	(322)
Net unrealized appreciation (depreciation)
of investments	(149)	(273)	(2)	(7,610)
Net increase (decrease) in net assets from operations	(146)	(236)	(2)	(7,494)
Changes from principal transactions:
Total unit transactions	(7)	(77)	-	(1,116)
Increase (decrease) in net assets derived from
principal transactions	(7)	(77)	-	(1,116)
Total increase (decrease)	(153)	(313)	(2)	(8,610)
Net assets at December 31, 2008	244	782	3	12,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	80	-	(36)
Total realized gain (loss) on investments
and capital gains distributions	(88)	(79)	-	(931)
Net unrealized appreciation (depreciation)
of investments	101	426	-	4,029
Net increase (decrease) in net assets from operations	13	427	-	3,062
Changes from principal transactions:
Total unit transactions	(257)	481	-	949
Increase (decrease) in net assets derived from
principal transactions	(257)	481	-	949
Total increase (decrease)	(244)	908	-	4,011
Net assets at December 31, 2009	$ -	$ 1,690	$ 3	$ 16,071

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen			ING Baron
	Capital Growth	Growth and		ING Money	Small Cap
	Portfolio -	Income		Market	Growth
	Institutional	Portfolio -		Portfolio -	Portfolio -
	Class	Service Class		Class I	Service Class
Net assets at January 1, 2008	$ -	$ -		$ 15,804	$ 1,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44)		-	646	(11)
Total realized gain (loss) on investments
and capital gains distributions	(41)		-	(43)	(16)
Net unrealized appreciation (depreciation)
of investments	(2,939)		-	(360)	(558)
Net increase (decrease) in net assets from operations	(3,024)		-	243	(585)
Changes from principal transactions:
Total unit transactions	6,263		1	3,222	360
Increase (decrease) in net assets derived from
principal transactions	6,263		1	3,222	360
Total increase (decrease)	3,239		1	3,465	(225)
Net assets at December 31, 2008	3,239		1	19,269	953

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6		-	(165)	(14)
Total realized gain (loss) on investments
and capital gains distributions	(2,219)		-	8	(53)
Net unrealized appreciation (depreciation)
of investments	2,939		1		510
Net increase (decrease) in net assets from operations	726		1	(157)	443
Changes from principal transactions:
Total unit transactions	(3,965)		1	(3,046)	714
Increase (decrease) in net assets derived from
principal transactions	(3,965)		1	(3,046)	714
Total increase (decrease)	(3,239)		2	(3,203)	1,157
Net assets at December 31, 2009	$ -	$ 3		$ 16,066	$ 2,110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING Legg			ING
	Mason Partners ING Neuberger		ING	Oppenheimer
	Aggressive	Berman	Oppenheimer	Strategic
	Growth	Partners	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 5,462	$ 3,925	$ 40,002	$ 11,696

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	(32)	333	465
Total realized gain (loss) on investments
and capital gains distributions	286	(52)	3,068	140
Net unrealized appreciation (depreciation)
of investments	(2,161)	(1,680)	(18,415)	(2,581)
Net increase (decrease) in net assets from operations	(1,933)	(1,764)	(15,014)	(1,976)
Changes from principal transactions:
Total unit transactions	(861)	(622)	(4,843)	(339)
Increase (decrease) in net assets derived from
principal transactions	(861)	(622)	(4,843)	(339)
Total increase (decrease)	(2,794)	(2,386)	(19,857)	(2,315)
Net assets at December 31, 2008	2,668	1,539	20,145	9,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	47	297	330
Total realized gain (loss) on investments
and capital gains distributions	31	(1,197)	(296)	(158)
Net unrealized appreciation (depreciation)
of investments	730	1,366	7,320	1,798
Net increase (decrease) in net assets from operations	723	216	7,321	1,970
Changes from principal transactions:
Total unit transactions	(423)	(1,755)	(989)	562
Increase (decrease) in net assets derived from
principal transactions	(423)	(1,755)	(989)	562
Total increase (decrease)	300	(1,539)	6,332	2,532
Net assets at December 31, 2009	$ 2,968	$ -	$ 26,477	$ 11,913

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING T. Rowe
		Price	ING T. Rowe
	ING Pioneer	Diversified Mid	Price Growth	ING Templeton
	High Yield	Cap Growth	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ -	$ 4,416	$ 11,371	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67	(32)	(5)	14
Total realized gain (loss) on investments
and capital gains distributions	(30)	550	853	(62)
Net unrealized appreciation (depreciation)
of investments	(811)	(2,234)	(5,283)	(453)
Net increase (decrease) in net assets from operations	(774)	(1,716)	(4,435)	(501)
Changes from principal transactions:
Total unit transactions	2,852	(744)	(1,440)	1,220
Increase (decrease) in net assets derived from
principal transactions	2,852	(744)	(1,440)	1,220
Total increase (decrease)	2,078	(2,460)	(5,875)	719
Net assets at December 31, 2008	2,078	1,956	5,496	719

Increase (decrease) in net assets
Operations:
Net investment income (loss)	162	(21)	(72)	(10)
Total realized gain (loss) on investments
and capital gains distributions	(136)	(169)	1	(101)
Net unrealized appreciation (depreciation)
of investments	1,237	997	2,189	309
Net increase (decrease) in net assets from operations	1,263	807	2,118	198
Changes from principal transactions:
Total unit transactions	(339)	(156)	(312)	(2)
Increase (decrease) in net assets derived from
principal transactions	(339)	(156)	(312)	(2)
Total increase (decrease)	924	651	1,806	196
Net assets at December 31, 2009	$ 3,002	$ 2,607	$ 7,302	$ 915

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

		ING UBS U.S.	ING Van	ING Strategic
	ING Thornburg	Large Cap	Kampen Equity	Allocation
	Value	Equity	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Class I
Net assets at January 1, 2008	$ 1,796	$ 4,497	$ 6,830	$ 1,574

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	33	199	43
Total realized gain (loss) on investments
and capital gains distributions	34	191	245	(25)
Net unrealized appreciation (depreciation)
of investments	(700)	(1,851)	(1,941)	(444)
Net increase (decrease) in net assets from operations	(678)	(1,627)	(1,497)	(426)
Changes from principal transactions:
Total unit transactions	(215)	(619)	(1,307)	(42)
Increase (decrease) in net assets derived from
principal transactions	(215)	(619)	(1,307)	(42)
Total increase (decrease)	(893)	(2,246)	(2,804)	(468)
Net assets at December 31, 2008	903	2,251	4,026	1,106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	2	24	78
Total realized gain (loss) on investments
and capital gains distributions	7	(134)	(141)	(37)
Net unrealized appreciation (depreciation)
of investments	369	674	882	131
Net increase (decrease) in net assets from operations	374	542	765	172
Changes from principal transactions:
Total unit transactions	(15)	(317)	(498)	(34)
Increase (decrease) in net assets derived from
principal transactions	(15)	(317)	(498)	(34)
Total increase (decrease)	359	225	267	138
Net assets at December 31, 2009	$ 1,262	$ 2,476	$ 4,293	$ 1,244

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING BlackRock
	ING Strategic	ING Strategic		Science and
	Allocation	Allocation	ING Growth	Technology
	Growth	Moderate	and Income	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$2,097	$2,355	$5,158	$3,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	26	(2)	(28)
Total realized gain (loss) on investments
and capital gains distributions	176	87	332	206
Net unrealized appreciation (depreciation)
of investments	(891)	(803)	(2,073)	(1,492)
Net increase (decrease) in net assets from operations	(698)	(690)	(1,743)	(1,314)
Changes from principal transactions:
Total unit transactions	(281)	(206)	(1,005)	(108)
Increase (decrease) in net assets derived from
principal transactions	(281)	(206)	(1,005)	(108)
Total increase (decrease)	(979)	(896)	(2,748)	(1,422)
Net assets at December 31, 2008	1,118	1,459	2,410	1,837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	98	124	3	(25)
Total realized gain (loss) on investments
and capital gains distributions	(48)	(50)	21	(1)
Net unrealized appreciation (depreciation)
of investments	259	238	614	1,078
Net increase (decrease) in net assets from operations	309	312	638	1,052
Changes from principal transactions:
Total unit transactions	1,136	130	(230)	468
Increase (decrease) in net assets derived from
principal transactions	1,136	130	(230)	468
Total increase (decrease)	1,445	442	408	1,520
Net assets at December 31, 2009	$2,563	$1,901	$2,818	$3,357

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	ING Index Plus	ING Index Plus	ING Index Plus	International
	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$2,790	$13,245	$9	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	40	-	-
Total realized gain (loss) on investments
and capital gains distributions	63	926	(1)	-
Net unrealized appreciation (depreciation)
of investments	(924)	(6,233)	(1)	-
Net increase (decrease) in net assets from operations	(845)	(5,267)	(2)	-
Changes from principal transactions:
Total unit transactions	(802)	886	(3)	-
Increase (decrease) in net assets derived from
principal transactions	(802)	886	(3)	-
Total increase (decrease)	(1,647)	(4,381)	(5)	-
Net assets at December 31, 2008	1,143	8,864	4	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	71	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	(67)	(588)	-	6
Net unrealized appreciation (depreciation)
of investments	264	3,503	-	165
Net increase (decrease) in net assets from operations	218	2,986	-	160
Changes from principal transactions:
Total unit transactions	(115)	1,720	1	1,877
Increase (decrease) in net assets derived from
principal transactions	(115)	1,720	1	1,877
Total increase (decrease)	103	4,706	1	2,037
Net assets at December 31, 2009	$1,246	$13,570	$5	$2,037

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING
	Opportunistic	ING	ING Russell™	ING Russell™
	Large Cap	Opportunistic	Large Cap	Large Cap
	Growth	Large Cap	Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$3,511	$1,553	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	8	-	-
Total realized gain (loss) on investments
and capital gains distributions	27	177	-	-
Net unrealized appreciation (depreciation)
of investments	(1,570)	(706)	-	-
Net increase (decrease) in net assets from operations	(1,551)	(521)	-	-
Changes from principal transactions:
Total unit transactions	(58)	(98)	-	-
Increase (decrease) in net assets derived from
principal transactions	(58)	(98)	-	-
Total increase (decrease)	(1,609)	(619)	-	-
Net assets at December 31, 2008	1,902	934	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	15	(25)	(12)
Total realized gain (loss) on investments
and capital gains distributions	(598)	(224)	32	11
Net unrealized appreciation (depreciation)
of investments	913	355	608	295
Net increase (decrease) in net assets from operations	322	146	615	294
Changes from principal transactions:
Total unit transactions	(2,224)	301	3,397	1,621
Increase (decrease) in net assets derived from
principal transactions	(2,224)	301	3,397	1,621
Total increase (decrease)	(1,902)	447	4,012	1,915
Net assets at December 31, 2009	$-	$1,381	$4,012	$1,915

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				Lord Abbett
	ING Russell™			Series Fund -
	Large Cap	ING Small	ING SmallCap	Growth and
	Value Index	Company	Opportunities	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class VC
Net assets at January 1, 2008	$ -	$ 19,997	$ 7	$ 9,464

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	-	1,819	-	(943)
Net unrealized appreciation (depreciation)
of investments	-	(8,062)	(1)	220
Net increase (decrease) in net assets from operations	-	(6,249)	(1)	(734)
Changes from principal transactions:
Total unit transactions	-	(227)	(6)	(8,730)
Increase (decrease) in net assets derived from
principal transactions	-	(227)	(6)	(8,730)
Total increase (decrease)	-	(6,476)	(7)	(9,464)
Net assets at December 31, 2008	-	13,521	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(61)	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	(1,012)	-	-
Net unrealized appreciation (depreciation)
of investments	102	4,824	2	-
Net increase (decrease) in net assets from operations	104	3,751	2	-
Changes from principal transactions:
Total unit transactions	563	1,417	35	-
Increase (decrease) in net assets derived from
principal transactions	563	1,417	35	-
Total increase (decrease)	667	5,168	37	-
Net assets at December 31, 2009	$ 667	$ 18,689	$ 37	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			PIMCO Real
		Oppenheimer	Return	Pioneer Equity
	Oppenheimer	Main Street	Portfolio -	Income VCT
	Main Street	Small Cap	Administrative	Portfolio -
	Fund®/VA	Fund®/VA	Class	Class I
Net assets at January 1, 2008	$ 57	$ 2	$ -	$ 15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	-	-	1
Net unrealized appreciation (depreciation)
of investments	(25)	(1)	-	(6)
Net increase (decrease) in net assets from operations	(22)	(1)	-	(5)
Changes from principal transactions:
Total unit transactions	(2)	-	-	1
Increase (decrease) in net assets derived from
principal transactions	(2)	-	-	1
Total increase (decrease)	(24)	(1)	-	(4)
Net assets at December 31, 2008	33	1	-	11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	9	-	-	1
Net increase (decrease) in net assets from operations	9	-	-	1
Changes from principal transactions:
Total unit transactions	(2)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(2)	-	-	-
Total increase (decrease)	7	-	-	1
Net assets at December 31, 2009	$ 40	$ 1	$ -	$ 12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Pioneer Mid
Cap Value VCT
Portfolio -
Class I
Net assets at January 1, 2008	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-
Total realized gain (loss) on investments
and capital gains distributions	-
Net unrealized appreciation (depreciation)
of investments	-
Net increase (decrease) in net assets from operations	-
Changes from principal transactions:
Total unit transactions	-
Increase (decrease) in net assets derived from
principal transactions	-
Total increase (decrease)	-
Net assets at December 31, 2008	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-
Total realized gain (loss) on investments
and capital gains distributions	-
Net unrealized appreciation (depreciation)
of investments	-
Net increase (decrease) in net assets from operations	-
Changes from principal transactions:
Total unit transactions	-
Increase (decrease) in net assets derived from
principal transactions	-
Total increase (decrease)	-
Net assets at December 31, 2009	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1 .	Organization

Variable Annuity Account I of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Insurance Company of America (“IICA”) to support the operations of variable annuity contracts (“Contracts”).

Effective December 31, 2005 (the “merger date”), IICA was merged with and into ING
Life Insurance and Annuity Company (“ILIAC” or the “Company”). As of the merger date, IICA ceased to exist and was succeeded by ILIAC. In conjunction with the merger, the Account was transferred to ILIAC and had its name changed to Variable Annuity
Account I of ING Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an
insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

Contracts are identified in Note 9 (Unit Summary) by the qualifiers ILIAC I, ILIAC II, and ILIAC III. ILIAC I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued beginning June 28, 1995. ILIAC II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual
Retirement Annuity Contracts issued beginning May 1, 1998. Contracts are no longer sold under qualifiers ILIAC I and ILIAC II. ILIAC III Contracts represent certain group
Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e)
plans issued beginning September 24, 2000.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

At December 31, 2009, the Account had 63 active investment divisions (the “Divisions”),
23 of which invest in independently managed mutual funds and 40 of which invest in mutual funds managed by an affiliate, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

Investment Divisions with asset balances at December 31, 2009 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Core Equity Fund - Series I Shares	ING Van Kampen Growth and Income Portfolio -
Calvert Variable Series, Inc.:	Service Class*
Calvert Social Balanced Portfolio	ING Money Market Portfolio:
EuroPacific Growth Fund®:	ING Money Market Portfolio - Class I
EuroPacific Growth Fund® - Class R-4	ING Partners, Inc.:
Federated Insurance Series:	ING Baron Small Cap Growth Portfolio - Service
Federated Capital Income Fund II	Class
Federated Clover Value Fund II - Primary Shares	ING Legg Mason Partners Aggressive Growth
Federated Equity Income Fund II	Portfolio - Initial Class
Federated Fund for U.S. Government Securities II	ING Oppenheimer Global Portfolio - Initial Class
Federated High Income Bond Fund II - Primary	ING Oppenheimer Strategic Income Portfolio - Initial
Shares	Class
Federated International Equity Fund II	ING Pioneer High Yield Portfolio - Initial Class*
Federated Mid Cap Growth Strategies Fund II	ING T. Rowe Price Diversified Mid Cap Growth
Federated Prime Money Fund II	Portfolio - Initial Class
Fidelity® Variable Insurance Products:	ING T. Rowe Price Growth Equity Portfolio - Initial
Fidelity® VIP Equity-Income Portfolio - Initial Class	Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Initial
Fidelity® Variable Insurance Products II:	Class*
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Thornburg Value Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial
Fidelity® Variable Insurance Products V:	Class
Fidelity® VIP Investment Grade Bond Portfolio -	ING Van Kampen Equity and Income Portfolio -
Initial Class	Initial Class
The Growth Fund of America®, Inc.:	ING Strategic Allocation Portfolios, Inc.:
The Growth Fund of America® - Class R-4	ING Strategic Allocation Conservative Portfolio -
ING Balanced Portfolio, Inc.:	Class I
ING Balanced Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I
ING Intermediate Bond Portfolio:	ING Strategic Allocation Moderate Portfolio - Class I
ING Intermediate Bond Portfolio - Class I	ING Variable Funds:
ING Investors Trust:	ING Growth and Income Portfolio - Class I
ING BlackRock Large Cap Growth Portfolio -	ING Variable Portfolios, Inc.:
Institutional Class	ING BlackRock Science and Technology
ING Evergreen Omega Portfolio - Institutional Class	Opportunities Portfolio - Class I
ING FMRSM Diversified Mid Cap Portfolio -	ING Index Plus LargeCap Portfolio - Class I
Institutional Class	ING Index Plus MidCap Portfolio - Class I
ING Global Resources Portfolio - Service Class	ING Index Plus SmallCap Portfolio - Class I
ING JPMorgan Emerging Markets Equity Portfolio -	ING International Index Portfolio - Class I **
Institutional Class	ING Opportunistic Large Cap Portfolio - Class I
ING Marsico International Opportunities Portfolio -	ING Russell™ Large Cap Growth Index Portfolio -
Service Class	Class I**
ING MFS Total Return Portfolio - Institutional Class	ING Russell™ Large Cap Index Portfolio - Class I**
ING PIMCO High Yield Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio -
ING Pioneer Fund Portfolio - Institutional Class	Class S**
ING Stock Index Portfolio - Institutional Class	ING Small Company Portfolio - Class I

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Products Trust:	PIMCO Variable Insurance Trust:
ING SmallCap Opportunities Portfolio - Class I		PIMCO Real Return Portfolio - Administrative Class
Lord Abbett Series Fund, Inc.:	Pioneer Variable Contracts Trust:
Lord Abbett Series Fund - Growth and Income		Pioneer Equity Income VCT Portfolio - Class I
Portfolio - Class VC		Pioneer Mid Cap Value VCT Portfolio - Class I
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA	*	Division became available in 2008
Oppenheimer Main Street Small Cap Fund®/VA	**	Division became available in 2009

The names of certain Divisions were changed during 2009. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Federated Insurance Series:	Federated Insurance Series:
Federated Clover Value Fund II - Primary Shares	Federated American Leaders Fund II - Primary Shares
ING Balanced Portfolio, Inc.:	ING VP Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	ING VP Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:	ING VP Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I
ING Investors Trust:	ING Investors Trust:
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Institutional Class	Institutional Class
ING Money Market Portfolio:	ING VP Money Market Portfolio:
ING Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class I
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio -	ING VP Strategic Allocation Conservative Portfolio -
Class I	Class I
ING Strategic Allocation Growth Portfolio -	ING VP Strategic Allocation Growth Portfolio -
Class I	Class I
ING Strategic Allocation Moderate Portfolio -	ING VP Strategic Allocation Moderate Portfolio -
Class I	Class I
ING Variable Funds:	ING Variable Funds:
ING Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology	ING BlackRock Global Science and Technology
Opportunities Portfolio - Class I	Portfolio - Class I
ING Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I
ING Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I
ING Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I
ING Opportunistic Large Cap Portfolio - Class I	ING Opportunistic Large Cap Value Portfolio -
Class I
ING Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class I
ING Variable Products Trust:	ING Variable Products Trust:
ING SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were closed during 2009:

ING Investors Trust:
ING Index Plus International Equity Portfolio - Institutional Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Partners, Inc.:
ING Neuberger Berman Partners Portfolio - Initial Class
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Growth Portfolio - Class I

The following Divisions were available to contractowners during 2009, but did not have any activity as of December 31, 2009:

AIM Growth Series:	ING Investors Trust (continued):
AIM Mid Cap Core Equity Fund - Class A	ING FMRSM Diversified Mid Cap Portfolio - Service
AIM Variable Insurance Funds:	Class
AIM V.I. Capital Appreciation Fund - Series I Shares	ING Global Resources Portfolio - Institutional Class
The Alger Funds II:	ING Janus Contrarian Portfolio - Service Class
Alger Green Fund - Class A	ING JPMorgan Emerging Markets Equity Portfolio -
Amana Mutual Funds Trust:	Service Class
Amana Growth Fund	ING JPMorgan Small Cap Core Equity Portfolio -
Amana Income Fund	Service Class
American Century Government Income Trust:	ING Lord Abbett Affiliated Portfolio- Institutional
American Century Inflation-Adjusted Bond Fund -	Class
Investor Class	ING Marsico Growth Portfolio - Service Class
Artisan Funds, Inc.:	ING MFS Utilities Portfolio - Service Class
Artisan International Fund - Investor Shares	ING PIMCO High Yield Portfolio - Institutional Class
BlackRock Mid Cap Value Opportunities Series, Inc.:	ING Pioneer Equity Income Portfolio - Institutional
BlackRock Mid Cap Value Opportunities Fund -	Class
Class A	ING Pioneer Mid Cap Value Portfolio - Institutional
The Bond Fund of AmericaSM, Inc.:	Class
The Bond Fund of AmericaSM - Class R-4	ING T. Rowe Price Capital Appreciation Portfolio -
Columbia Funds Series Trust:	Service Class
Columbia Mid Cap Value Fund - Class A	ING Templeton Global Growth Portfolio - Service
Evergreen Equity Trust:	Class
Evergreen Special Values Fund - Class A	ING Wells Fargo Small Cap Disciplined Portfolio -
Fidelity® Variable Insurance Products:	Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Partners, Inc.:
Fidelity® VIP Overseas Portfolio - Initial Class	ING American Century Small-Mid Cap Value
Fidelity® Variable Insurance Products V:	Portfolio - Service Class
Fidelity® VIP Asset Manager Portfolio - Initial Class	ING Baron Asset Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING Columbia Small Cap Value Portfolio - Service
Franklin Small Cap Value Securities Fund - Class 2	Class
Fundamental InvestorsSM, Inc.:	ING Davis New York Venture Portfolio - Service
Fundamental InvestorsSM - Class R-4	Class
ING Investors Trust:	ING JPMorgan Mid Cap Value Portfolio - Service
ING Artio Foreign Portfolio - Service Class	Class
ING BlackRock Large Cap Growth Portfolio - Service	ING Oppenheimer Global Portfolio - Service Class
Class	ING Oppenheimer Strategic Income Portfolio -
ING Clarion Global Real Estate Portfolio -	Service Class
Institutional Class	ING PIMCO Total Return Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class*	ING Solution 2015 Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service	ING Solution 2025 Portfolio - Service Class
Class	ING Solution 2035 Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	Neuberger Berman Equity Funds®:
ING Solution 2045 Portfolio - Service Class	Neuberger Berman Socially Responsive Fund® - Trust
ING Solution Growth and Income Portfolio - Service	Class New Perspective Fund®, Inc.:
Class	New Perspective Fund® - Class R-4
ING Solution Growth Portfolio - Service Class	Oppenheimer Developing Markets Fund:
ING Solution Income Portfolio - Service Class	Oppenheimer Developing Markets Fund - Class A
ING T. Rowe Price Diversified Mid Cap Growth	Oppenheimer Variable Account Funds:
Portfolio - Service Class	Oppenheimer Global Securities Fund/VA
ING Templeton Foreign Equity Portfolio - Service	Oppenheimer MidCap Fund/VA
Class	Oppenheimer Strategic Bond Fund/VA
ING Van Kampen Comstock Portfolio - Service Class	Pax World Funds Series Trust I:
ING Van Kampen Equity and Income Portfolio -	Pax World Balanced Fund
Service Class	Pioneer Variable Contracts Trust:
ING Variable Portfolios, Inc.:	Pioneer Emerging Markets VCT Portfolio - Class I
ING International Index Portfolio - Class S	Pioneer High Yield VCT Portfolio - Class I
ING RussellTM Mid Cap Growth Index Portfolio -	Premier VIT:
Class S	Premier VIT OpCap Mid Cap Portfolio
ING RussellTM Mid Cap Index Portfolio - Class I	RiverSource® Investment Series, Inc.:
ING RussellTM Small Cap Index Portfolio - Class I	RiverSource® Diversified Equity Income Fund -
ING U.S. Bond Index Portfolio - Class I	Class R4
ING Variable Products Trust:	SmallCap World Fund, Inc.:
ING International Value Portfolio - Class I	SMALLCAP World Fund - Class R-4
ING MidCap Opportunities Portfolio - Class I	Templeton Income Trust:
The Lazard Funds, Inc.:	Templeton Global Bond Fund - Class A
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	Wanger Advisors Trust:
Loomis Sayles Funds I:	Wanger Select
Loomis Sayles Small Cap Value Fund - Retail Class	Wanger USA
Lord Abbett Series Fund, Inc.:	Washington Mutual Investors FundSM, Inc.:
Lord Abbett Series Fund - Mid Cap Value Portfolio -	Washington Mutual Investors FundSM - Class R-4
Class VC

Effective October 7, 2008, ING Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended
December 31, 2009 and 2008, were issued.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. Recently Adopted Accounting Standards

FASB Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting
Principles: amendments based on Statement of Financial Accounting Standards (“FAS”)
No. 168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally
Accepted Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1,
2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is
the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Account adopted the Codification as of July 1, 2009. There was no effect on the
Account’s net assets and results of operations. The Account has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data.
ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2009 and 2008, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2009.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§ Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§ Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract or certificate maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

6. Related Party Transactions

During the year ended December 31, 2009, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to
ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates ranging up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Intermediate Bond Portfolio, ING Balanced
Portfolio, Inc., ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc.,
ING Variable Funds, ING Variable Portfolios, Inc. and ING Variable Products Trust.
The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM V.I. Core Equity Fund - Series I Shares	$1,335	$626	$992	$1,417
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	25	46	136	122
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-4	4,376	1,319	5,927	1,946
Federated Insurance Series:
Federated Capital Income Fund II	286	608	404	1,167
Federated Clover Value Fund II - Primary Shares	575	4,143	7,405	7,577
Federated Equity Income Fund II	231	1,242	293	1,914
Federated Fund for U.S. Government Securities II	78	370	456	582
Federated High Income Bond Fund II - Primary Shares	349	671	462	1,425
Federated International Equity Fund II	90	632	120	1,493
Federated Mid Cap Growth Strategies Fund II	16	1,318	2,278	2,256
Federated Prime Money Fund II	1,755	1,351	1,162	890
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,460	2,722	11,318	4,678
Fidelity® VIP High Income Portfolio - Initial Class	-	-	1	-
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,398	2,311	4,080	4,436
Fidelity® VIP Index 500 Portfolio - Initial Class	382	1,293	804	1,912
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	22	34	11	15
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-4	6,639	1,594	4,597	3,275
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	2,402	2,045	4,314	4,057
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	3,598	2,387	3,682	2,691
ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	70	254	367	617
ING Evergreen Omega Portfolio - Institutional Class	72	257	149	120
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	355	530	567	991
ING Global Resources Portfolio - Service Class	-	42	47	19
ING Index Plus International Equity Portfolio - Institutional
Class	127	2,114	1,421	1,489
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	292	376	787	702
ING JPMorgan Value Opportunities Portfolio - Service Class	36	725	283	281
ING Marsico International Opportunities Portfolio - Service
Class	8	236	498	386

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars In Thousands)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Institutional Class	$ 329	$ 1,056	$ 1,180	$ 2,129
ING Oppenheimer Main Street Portfolio® - Institutional Class	14	271	106	107
ING PIMCO High Yield Portfolio - Service Class	807	245	194	204
ING Pioneer Fund Portfolio - Institutional Class	-	-	-	1
ING Stock Index Portfolio - Institutional Class	2,462	1,548	2,798	3,304
ING Van Kampen Capital Growth Portfolio - Institutional Class	91	4,050	7,079	707
ING Van Kampen Growth and Income Portfolio - Service Class	1	-	1	-
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	7,924	11,128	17,285	13,416
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	791	92	616	229
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	9	470	14	933
ING Neuberger Berman Partners Portfolio - Initial Class	139	1,847	240	894
ING Oppenheimer Global Portfolio - Initial Class	2,758	3,051	4,852	6,987
ING Oppenheimer Strategic Income Portfolio - Initial Class	3,456	2,564	3,553	3,387
ING Pioneer High Yield Portfolio - Initial Class	538	715	3,054	136
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class	143	320	968	1,216
ING T. Rowe Price Growth Equity Portfolio - Initial Class	834	1,218	1,014	1,816
ING Templeton Foreign Equity Portfolio - Initial Class	174	186	1,552	317
ING Thornburg Value Portfolio - Initial Class	128	145	24	251
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	218	533	128	714
ING Van Kampen Equity and Income Portfolio - Initial Class	251	726	714	1,516
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	124	81	512	386
ING Strategic Allocation Growth Portfolio - Class I	1,432	134	311	351
ING Strategic Allocation Moderate Portfolio - Class I	462	159	915	886
ING Variable Funds:
ING Growth and Income Portfolio - Class I	150	377	90	1,097
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities
Portfolio - Class I	766	324	821	957
ING Index Plus LargeCap Portfolio - Class I	37	131	310	953
ING Index Plus MidCap Portfolio - Class I	2,549	757	3,952	1,560
ING Index Plus SmallCap Portfolio - Class I	1	-	2	5
ING International Index Portfolio - Class I	1,999	134	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	370	2,586	643	709
ING Opportunistic Large Cap Portfolio - Class I	701	385	395	301
ING Russell™ Large Cap Growth Index Portfolio - Class I	3,714	341	-	-
ING Russell™ Large Cap Index Portfolio - Class I	1,782	172	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	614	55	-	-
ING Small Company Portfolio - Class I	2,891	1,535	5,143	3,149

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
ING Variable Products Trust:
ING SmallCap Opportunities Portfolio - Class I	$35	$-	$2	$8
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio -
Class VC	-	-	323	9,065
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA	1	2	4	3
Oppenheimer Main Street Small Cap Fund®/VA	-	-	-	-
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	-	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	-	-	2	-
Pioneer Mid Cap Value VCT Portfolio - Class I	-	-	-	-

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Core Equity Fund - Series I Shares	168,613	83,099	85,514	111,734	161,441	(49,707)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	3,236	5,289	(2,053)	17,186	17,334	(148)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-4	345,567	128,464	217,103	381,851	161,467	220,384
Federated Insurance Series:
Federated Capital Income Fund II	11,223	43,720	(32,497)	13,171	75,908	(62,737)
Federated Clover Value Fund II - Primary Shares	5,892	264,546	(258,654)	1,562	356,461	(354,899)
Federated Equity Income Fund II	2,688	100,649	(97,961)	4,001	120,127	(116,126)
Federated Fund for U.S. Government Securities II	2,054	20,998	(18,944)	23,178	33,028	(9,850)
Federated High Income Bond Fund II - Primary Shares	2,479	39,786	(37,307)	1,587	78,488	(76,901)
Federated International Equity Fund II	642	47,350	(46,708)	4,693	82,032	(77,339)
Federated Mid Cap Growth Strategies Fund II	632	69,747	(69,115)	4,701	84,934	(80,233)
Federated Prime Money Fund II	127,520	96,246	31,274	87,930	68,292	19,638
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	260,244	234,484	25,760	846,660	311,049	535,611
Fidelity® VIP High Income Portfolio - Initial Class	-	18	(18)	22	18	4
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	208,725	151,557	57,168	258,609	228,493	30,116
Fidelity® VIP Index 500 Portfolio - Initial Class	8,569	82,712	(74,143)	39,981	97,934	(57,953)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	-	1,767	(1,767)	-	671	(671)
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-4	699,290	215,931	483,359	435,890	323,256	112,634
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	218,235	220,116	(1,881)	202,972	358,567	(155,595)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	214,575	164,295	50,280	213,818	187,558	26,260
ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	8,221	36,928	(28,707)	2,148	59,471	(57,323)
ING Evergreen Omega Portfolio - Institutional Class	7,180	29,596	(22,416)	6,574	11,747	(5,173)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	67,097	101,538	(34,441)	92,491	143,762	(51,271)
ING Global Resources Portfolio - Service Class	-	4,573	(4,573)	-	1,189	(1,189)
ING Index Plus International Equity Portfolio - Institutional Class	3,103	344,001	(340,898)	95,753	243,058	(147,305)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	23,850	31,504	(7,654)	49,810	54,529	(4,719)
ING JPMorgan Value Opportunities Portfolio - Service Class	579	93,038	(92,459)	19,371	27,471	(8,100)
ING Marsico International Opportunities Portfolio - Service Class	4,176	38,842	(34,666)	46,164	50,218	(4,054)
ING MFS Total Return Portfolio - Institutional Class	22,887	107,195	(84,308)	14,426	194,358	(179,932)
ING Oppenheimer Main Street Portfolio® - Institutional Class	1,851	32,871	(31,020)	13,060	12,684	376
ING PIMCO High Yield Portfolio - Service Class	65,359	23,708	41,651	10,102	16,311	(6,209)
ING Pioneer Fund Portfolio - Institutional Class	-	39	(39)	-	44	(44)
ING Stock Index Portfolio - Institutional Class	320,001	224,155	95,846	240,082	336,659	(96,577)
ING Van Kampen Capital Growth Portfolio - Institutional Class	12,895	617,110	(604,215)	685,250	81,035	604,215
ING Van Kampen Growth and Income Portfolio - Service Class	134	-	134	109	-	109
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	824,808	1,055,751	(230,943)	1,738,331	1,474,883	263,448
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	69,641	11,945	57,696	41,240	16,414	24,826
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	2,237	59,930	(57,693)	6,287	97,751	(91,464)
ING Neuberger Berman Partners Portfolio - Initial Class	15,503	303,371	(287,868)	30,033	95,750	(65,717)
ING Oppenheimer Global Portfolio - Initial Class	231,217	340,709	(109,492)	213,389	614,553	(401,164)
ING Oppenheimer Strategic Income Portfolio - Initial Class	312,008	257,263	54,745	322,950	363,311	(40,361)
ING Pioneer High Yield Portfolio - Initial Class	44,655	79,907	(35,252)	616,977	330,001	286,976
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	13,778	33,034	(19,256)	34,494	100,361	(65,867)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	88,455	87,434	1,021	28,882	103,505	(74,623)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Templeton Foreign Equity Portfolio - Initial Class	38,305	41,014	(2,709)	152,626	37,400	115,226
ING Thornburg Value Portfolio - Initial Class	11,434	13,395	(1,961)	3,269	21,692	(18,423)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	23,775	72,037	(48,262)	18,973	76,138	(57,165)
ING Van Kampen Equity and Income Portfolio - Initial Class	17,086	68,501	(51,415)	18,669	140,272	(121,603)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	2,143	4,826	(2,683)	23,078	28,096	(5,018)
ING Strategic Allocation Growth Portfolio - Class I	82,120	8,883	73,237	5,442	23,366	(17,924)
ING Strategic Allocation Moderate Portfolio - Class I	21,211	11,177	10,034	41,854	53,499	(11,645)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	10,438	29,536	(19,098)	5,695	78,089	(72,394)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	236,280	108,253	128,027	202,966	239,399	(36,433)
ING Index Plus LargeCap Portfolio - Class I	109	9,090	(8,981)	7,640	57,120	(49,480)
ING Index Plus MidCap Portfolio - Class I	199,109	77,529	121,580	168,355	115,387	52,968
ING Index Plus SmallCap Portfolio - Class I	72	-	72	109	284	(175)
ING International Index Portfolio - Class I	160,106	14,192	145,914	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	58,422	410,455	(352,033)	87,615	94,310	(6,695)
ING Opportunistic Large Cap Portfolio - Class I	55,004	28,516	26,488	16,301	21,457	(5,156)
ING Russell™ Large Cap Growth Index Portfolio - Class I	370,757	29,006	341,751	-	-	-
ING Russell™ Large Cap Index Portfolio - Class I	163,492	14,978	148,514	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	58,376	5,064	53,312	-	-	-
ING Small Company Portfolio - Class I	239,674	132,768	106,906	206,943	204,261	2,682
ING Variable Products Trust:
ING SmallCap Opportunities Portfolio - Class I	4,463	-	4,463	171	853	(682)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	2	-	2	32,284	715,129	(682,845)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year ended December 31
		2009				2008
	Units	Units		Net Increase	Units	Units	Net Increase
	Issued	Redeemed		(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA		- 210		(210)	36	217	(181)
Oppenheimer Main Street Small Cap Fund®/VA		-	-	-	-	-	-
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class		-	-	-	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I		-	1	(1)	42	(1)	43
Pioneer Mid Cap Value VCT Portfolio - Class I		-	-	-	-	-	-

VARIABLE ANNUITY ACCOUNT I OF

ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

9. Unit Summary

Unit value information for units outstanding, by Contract type, as of December 31, 2009 follows:

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity Fund - Series I Shares
Contracts in accumulation period:
ILIAC III	709,069.794	$ 9.21	$ 6,530,533

Calvert Social Balanced Portfolio
Contracts in accumulation period:
ILIAC I	10,760.360	$ 11.42	$ 122,883
ILIAC II	2,593.497	11.38	29,514
	13,353.857		$ 152,397
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ILIAC III	902,427.999	$ 15.82	$ 14,276,411

Federated Capital Income Fund II
Currently payable annuity contracts	1,434.352	$ 13.98	$ 20,052
Contracts in accumulation period:
ILIAC I	134,572.382	15.63	2,103,366
	136,006.734		$ 2,123,418
Federated Clover Value Fund II - Primary Shares
Currently payable annuity contracts	1,879.072	$ 13.83	$ 25,988
Contracts in accumulation period:
ILIAC I	683,773.007	17.40	11,897,650
	685,652.079		$ 11,923,638
Federated Equity Income Fund II
Currently payable annuity contracts	2,116.974	$ 11.50	$ 24,345
Contracts in accumulation period:
ILIAC I	215,958.235	13.32	2,876,564
	218,075.209		$ 2,900,909
Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
ILIAC I	46,197.344	$ 17.80	$ 822,313

Federated High Income Bond Fund II - Primary Shares
Currently payable annuity contracts	692.893	$ 17.71	$ 12,271
Contracts in accumulation period:
ILIAC I	142,233.727	19.94	2,836,141
	142,926.620		$ 2,848,412
Federated International Equity Fund II
Currently payable annuity contracts	879.942	$ 15.34	$ 13,498
Contracts in accumulation period:
ILIAC I	156,399.935	16.06	2,511,783
	157,279.877		$ 2,525,281

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
ILIAC I	191,607.143	$ 21.22	$ 4,065,904

Federated Prime Money Fund II
Contracts in accumulation period:
ILIAC I	119,525.086	$ 13.24	$ 1,582,512

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	509,448.917	$ 18.01	$ 9,175,175
ILIAC II	114,360.684	12.01	1,373,472
ILIAC III	855,408.980	10.90	9,323,958
	1,479,218.581		$ 19,872,605
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts	282.017	$ 11.28	$ 3,181
	282.017		$ 3,181
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	424,535.897	$ 26.66	$ 11,318,127
ILIAC II	67,270.409	17.91	1,204,813
ILIAC III	507,247.685	13.19	6,690,597
	999,053.991		$ 19,213,537
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	253,391.308	$ 19.52	$ 4,946,198
ILIAC II	66,353.766	11.56	767,050
	319,745.074		$ 5,713,248
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	12,885.912	$ 18.63	$ 240,065

The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ILIAC III	2,382,441.971	$ 11.87	$ 28,279,586

ING Balanced Portfolio - Class I
Currently payable annuity contracts	1,927.750	$ 16.42	$ 31,654
Contracts in accumulation period:
ILIAC I	115,597.430	18.40	2,126,993
ILIAC II	40,429.352	12.90	521,539
ILIAC III	1,241,138.144	10.95	13,590,463
	1,399,092.676		$ 16,270,649

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts	143.594	$ 16.84	$ 2,418
Contracts in accumulation period:
ILIAC I	272,738.314	16.99	4,633,824
ILIAC II	79,111.553	15.34	1,213,571
ILIAC III	249,437.184	15.00	3,741,558
	601,430.645		$ 9,591,371
ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Currently payable annuity contracts	3,791.789	$ 7.60	$ 28,818
Contracts in accumulation period:
ILIAC I	198,535.211	7.57	1,502,912
ILIAC II	30,709.812	7.60	233,395
ILIAC III	53.712	8.15	438
	233,090.524		$ 1,765,563
ING Evergreen Omega Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	43,843.054	$ 11.82	$ 518,225
ILIAC II	1,368.262	11.90	16,282
	45,211.316		$ 534,507
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	128,910.082	$ 9.24	$ 1,191,129
ILIAC II	33,637.816	9.29	312,495
	162,547.898		$ 1,503,624
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	15,866.610	$ 11.18	$ 177,389

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
ILIAC I	45,996.852	$ 16.47	$ 757,568
ILIAC II	12,515.142	16.58	207,501
	58,511.994		$ 965,069
ING Marsico International Opportunities Portfolio - Service
Class
Contracts in accumulation period:
ILIAC I	43,146.007	$ 8.58	$ 370,193
ILIAC II	9,417.746	8.63	81,275
	52,563.753		$ 451,468
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	410,146.158	$ 10.60	$ 4,347,549
ILIAC II	60,124.718	10.68	642,132
	470,270.876		$ 4,989,681

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	117,529.814	$ 12.88	$ 1,513,784
ILIAC II	13,579.476	12.97	176,126
	131,109.290		$ 1,689,910
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts	314.573	$ 9.87	$ 3,105
	314.573		$ 3,105
ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC III	1,524,760.844	$ 10.54	$ 16,070,979

ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period:
ILIAC III	242.921	$ 10.62	$ 2,580

ING Money Market Portfolio - Class I
Currently payable annuity contracts	4,418.640	$ 12.85	$ 56,780
Contracts in accumulation period:
ILIAC I	513,456.075	13.67	7,018,945
ILIAC II	135,954.002	12.72	1,729,335
ILIAC III	594,664.206	12.21	7,260,850
	1,248,492.923		$ 16,065,910
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ILIAC III	146,036.671	$ 14.45	$ 2,110,230

ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Currently payable annuity contracts	307.277	$ 8.83	$ 2,713
Contracts in accumulation period:
ILIAC I	315,505.387	8.86	2,795,378
ILIAC II	19,411.589	7.88	152,963
ILIAC III	2,998.237	5.66	16,970
	338,222.490		$ 2,968,024
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts	4,373.830	$ 11.59	$ 50,693
Contracts in accumulation period:
ILIAC I	791,194.429	11.88	9,399,390
ILIAC II	73,753.351	11.97	882,828
ILIAC III	1,373,946.954	11.75	16,143,877
	2,243,268.564		$ 26,476,788

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial Class
Currently payable annuity contracts	559.960	$ 11.67	$ 6,535
Contracts in accumulation period:
ILIAC I	280,881.121	11.56	3,246,986
ILIAC II	40,868.148	11.65	476,114
ILIAC III	701,265.283	11.67	8,183,766
	1,023,574.512		$ 11,913,401
ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	219,964.126	$ 11.92	$ 2,621,972
ILIAC II	31,759.946	11.95	379,531
	251,724.072		$ 3,001,503
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Contracts in accumulation period:
ILIAC I	195,190.237	$ 11.38	$ 2,221,265
ILIAC II	33,625.004	11.46	385,343
	228,815.241		$ 2,606,608
ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts	6,516.897	$ 13.96	$ 90,976
Contracts in accumulation period:
ILIAC I	290,857.249	19.75	5,744,431
ILIAC II	38,276.150	13.96	534,335
ILIAC III	87,477.536	10.66	932,511
	423,127.832		$ 7,302,253
ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts	3,344.496	$ 8.14	$ 27,224
Contracts in accumulation period:
ILIAC I	87,199.830	8.13	708,935
ILIAC II	21,972.896	8.16	179,299
	112,517.222		$ 915,458
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts	1,093.461	$ 16.78	$ 18,348
Contracts in accumulation period:
ILIAC I	78,240.777	12.85	1,005,394
ILIAC II	19,274.249	12.36	238,230
	98,608.487		$ 1,261,972
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	240,728.825	$ 9.27	$ 2,231,556
ILIAC II	23,707.788	10.29	243,953
	264,436.613		$ 2,475,509

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	317,827.277	$ 11.28	$ 3,585,092
ILIAC II	62,217.631	11.36	706,792
ILIAC III	77.766	11.29	878
	380,122.674		$ 4,292,762
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts	4,145.990	$ 14.94	$ 61,941
Contracts in accumulation period:
ILIAC I	70,953.933	16.33	1,158,678
ILIAC II	1,844.171	12.47	22,997
	76,944.094		$ 1,243,616
ING Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
ILIAC I	156,802.199	$ 16.10	$ 2,524,515
ILIAC II	3,554.112	10.69	37,993
	160,356.311		$ 2,562,508
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts	1,561.780	$ 11.95	$ 18,663
Contracts in accumulation period:
ILIAC I	109,444.785	16.03	1,754,400
ILIAC II	11,206.790	11.40	127,757
	122,213.355		$ 1,900,820
ING Growth and Income Portfolio - Class I
Currently payable annuity contracts	11,824.253	$ 12.75	$ 150,759
Contracts in accumulation period:
ILIAC I	144,098.700	14.89	2,145,630
ILIAC II	53,612.739	9.07	486,268
ILIAC III	4,596.647	7.74	35,578
	214,132.339		$ 2,818,235
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
ILIAC I	63,989.162	$ 4.37	$ 279,633
ILIAC II	3,242.137	4.44	14,395
ILIAC III	673,072.888	4.55	3,062,482
	740,304.187		$ 3,356,510
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts	4,923.377	$ 15.02	$ 73,949
Contracts in accumulation period:
ILIAC I	57,820.158	16.73	967,331
ILIAC II	17,096.876	11.40	194,904
ILIAC III	1,248.896	8.20	10,241
	81,089.307		$ 1,246,425

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	818,453.101	$ 16.58	$ 13,569,952

ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	358.695	$ 15.16	$ 5,438

ING International Index Portfolio - Class I
Currently payable annuity contracts	808.033	$ 13.41	$ 10,836
Contracts in accumulation period:
ILIAC I	123,889.185	13.96	1,729,493
ILIAC II	21,216.386	13.98	296,605
	$ 145,913.604		$ 2,036,934
ING Opportunistic Large Cap Portfolio - Class I
Currently payable annuity contracts	$ 13,377.563	$ 11.08	$ 148,223
Contracts in accumulation period:
ILIAC I	60,256.719	15.70	946,030
ILIAC II	22,056.521	11.63	256,517
ILIAC III	3,377.204	8.93	30,158
	$ 99,068.007		$ 1,380,928
ING Russell™ Large Cap Growth Index Portfolio - Class I
Contracts in accumulation period:
ILIAC I	$ 288,426.014	$ 11.74	$ 3,386,121
ILIAC II	53,325.057	11.74	626,036
	$ 341,751.071		$ 4,012,157
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ILIAC I	$ 104,637.477	$ 12.89	$ 1,348,777
ILIAC II	43,876.678	12.90	566,009
	$ 148,514.155		$ 1,914,786
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
ILIAC I	$ 51,777.930	$ 12.51	$ 647,742
ILIAC II	1,534.334	12.52	19,210
	$ 53,312.264		$ 666,952
ING Small Company Portfolio - Class I
Currently payable annuity contracts	2,876.798	$ 25.18	$ 72,438
Contracts in accumulation period:
ILIAC I	69,939.206	24.48	1,712,112
ILIAC II	27,273.788	17.81	485,746
ILIAC III	1,002,964.200	16.37	16,418,524
	1,103,053.992		$ 18,688,820

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ILIAC III	4,536.460	$ 8.26	$ 37,471

Lord Abbett Series Fund - Growth and Income Portfolio -
Class VC
Contracts in accumulation period:
ILIAC III	2.482	$ 10.27	$ 25

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	4,729.516	$ 8.55	$ 40,437

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ILIAC III	119.672	$ 10.93	$ 1,308

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ILIAC III	35.180	$ 12.86	$ 452

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	1,100.042	$ 11.08	$ 12,188

Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	16.307	$ 14.68	$ 239

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005 follows:

								Investment
	Units*		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Core Equity Fund - Series I Shares
2009	709			$9.21		$6,531		1.90%		1.00%		27.03% -30.82% 6.94% 15.57% 4.31%
2008	624			$7.25		$4,521		2.23%		1.00%
2007	673		$10.48			$7,056		1.19%		1.00%
2006	647			$9.80		$6,340		0.74%		1.00%
2005	337			$8.48		$2,862		1.50%		1.00%
Calvert Social Balanced Portfolio
2009	13		$11.38	to	$11.42	$152		2.04%	1.25%	to	1.40%	23.46%	to	23.70%
2008	15		$9.20	to	$9.25	$142		2.82%	1.25%	to	1.40%	-32.28%	to	-32.20%
2007	16		$11.66	to	$13.66	$212		2.44%	1.00%	to	1.40%	1.34%	to	1.75%
2006	15		$11.46	to	$13.48	$198		2.06%	1.00%	to	1.40%	7.24%	to	7.71%
2005	19		$10.64	to	$12.57	$233		1.26%	1.00%	to	1.40%	4.14%	to	4.62%
EuroPacific Growth Fund® - Class R-4
2009	902		$15.82			$14,276		2.10%		1.00%		37.80% -41.16% 17.67%
2008	685		$11.48			$7,868		2.44%		1.00%
2007	465		$19.51			$9,071		2.23%		1.00%
2006	242		$16.58			$4,011		(b)		1.00%			(b)
2005	(b)			(b)		(b)		(b)		(b)			(b)
Federated Capital Income Fund II
2009	136		$13.98	to	$15.63	$2,123		6.00%	1.25%	to	1.40%	26.46%	to	26.75%
2008	169		$11.03	to	$12.36	$2,080		6.33%	1.25%	to	1.40%	-21.47%	to	-21.38%
2007	231		$14.03	to	$15.74	$3,636		5.19%	1.25%	to	1.40%	2.54%	to	2.71%
2006	268		$13.66	to	$15.35	$4,115		6.06%	1.25%	to	1.40%	14.04%	to	14.21%
2005	328		$13.46			$4,443		5.73%		1.40%		4.83%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Clover Value Fund II - Primary Shares
2009	686	$13.83	to	$17.40	$11,924	2.55%	1.25%	to	1.40%	13.06%	to	13.27%
2008	944	$12.21	to	$15.39	$14,524	1.95%	1.25%	to	1.40%	-34.71%	to	-34.64%
2007	1,299	$18.68	to	$23.57	$30,605	1.54%	1.25%	to	1.40%	-10.96%	to	-10.79%
2006	1,690	$20.94	to	$26.47	$44,709	1.52%	1.25%	to	1.40%	15.19%	to	15.37%
2005	2,175	$22.98			$50,030	1.61%		1.40%		3.56%
Federated Equity Income Fund II
2009	218	$11.50	to	$13.32	$2,901	4.45%	1.25%	to	1.40%	13.65%	to	13.86%
2008	316	$10.10	to	$11.72	$3,699	3.92%	1.25%	to	1.40%	-31.42%	to	-31.34%
2007	432	$14.71	to	$17.09	$7,375	2.97%	1.25%	to	1.40%	0.65%	to	0.75%
2006	559	$14.60	to	$16.98	$9,472	2.34%	1.25%	to	1.40%	21.37%	to	21.67%
2005	774	$13.99			$10,855	2.31%		1.40%		1.89%
Federated Fund for U.S. Government Securities II
2009	46	$17.80			$822	5.26%		1.40%		3.73%
2008	65	$17.16			$1,118	4.56%		1.40%		2.82%
2007	75	$16.69			$1,252	4.58%		1.40%		4.84%
2006	91	$15.92			$1,454	4.73%		1.40%		2.64%
2005	181	$15.51			$2,814	4.21%		1.40%		0.65%
Federated High Income Bond Fund II - Primary
Shares
2009	143	$17.71	to	$19.94	$2,848	11.43%	1.25%	to	1.40%	50.72%	to	50.98%
2008	180	$11.73	to	$13.23	$2,383	11.05%	1.25%	to	1.40%	-27.03%	to	-26.96%
2007	257	$16.06	to	$18.13	$4,660	8.58%	1.25%	to	1.40%	1.97%	to	2.16%
2006	344	$15.72	to	$17.78	$6,107	8.91%	1.25%	to	1.40%	9.28%	to	9.39%
2005	446	$16.27			$7,274	9.33%		1.40%		1.18%
Federated International Equity Fund II
2009	157	$15.34	to	$16.06	$2,525	2.87%	1.25%	to	1.40%	39.29%	to	39.45%
2008	204	$11.00	to	$11.53	$2,351	0.67%	1.25%	to	1.40%	-46.50%	to	-46.37%
2007	281	$20.51	to	$21.55	$6,060	0.18%	1.25%	to	1.40%	8.02%	to	8.12%
2006	362	$18.97	to	$19.95	$7,211	0.22%	1.25%	to	1.40%	17.22%	to	17.46%
2005	466	$17.02			$7,951	-		1.40%		7.52%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Mid Cap Growth Strategies Fund II
2009	192	$21.22		$4,066	-		1.40%		28.84%
2008	261	$16.47		$4,294	-		1.40%		-44.30%
2007	341	$29.57		$10,082	-		1.40%		16.37%
2006	440	$25.41		$11,190	-		1.40%		6.72%
2005	594	$23.81		$14,150	-		1.40%		11.11%
Federated Prime Money Fund II
2009	120	$13.24		$1,583	0.51%		1.40%		-0.90%
2008	88	$13.36		$1,179	2.49%		1.40%		1.06%
2007	69	$13.22		$907	5.00%		1.40%		3.52%
2006	76	$12.77		$973	4.50%		1.40%		2.98%
2005	86	$12.40		$1,062	2.31%		1.40%		1.31%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2009	1,479	$10.90 to	$18.01	$19,873	2.21%	1.00%	to	1.40%	28.37% to 28.84%
2008	1,453	$8.46 to	$14.03	$15,843	3.14%	1.00%	to	1.40%	-43.45% to -43.22%
2007	918	$14.90 to	$24.81	$21,348	1.69%	1.00%	to	1.40%	0.12% to 0.54%
2006	1,157	$14.82 to	$24.78	$26,851	3.25%	1.00%	to	1.40%	18.51% to 19.04%
2005	1,498	$12.45 to	$20.91	$29,126	1.75%	1.00%	to	1.40%	4.39% to 4.80%
Fidelity® VIP High Income Portfolio - Initial Class
2009	-	$11.28		$3	-		1.25%		42.24%
2008	-	$7.93		$2	-		1.25%		-25.96%
2007	-	$10.71		$3	-		1.25%		1.52%
2006	-	$10.55		$3	0.15%		1.25%		9.78%
2005	523	$12.41		$6,230	13.78%	1.25%	to	1.40%	1.31% to 1.42%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2009	999	$13.19 to	$26.66	$19,214	1.37%	1.00%	to	1.40%	33.84% to 34.45%
2008	942	$9.81 to	$19.92	$14,442	1.02%	1.00%	to	1.40%	-43.33% to -43.10%
2007	912	$17.24 to	$35.15	$26,669	0.92%	1.00%	to	1.40%	15.93% to 16.41%
2006	927	$14.81 to	$30.32	$25,766	1.24%	1.00%	to	1.40%	10.17% to 10.60%
2005	1,078	$13.39 to	$27.52	$27,881	0.30%	1.00%	to	1.40%	15.29% to 15.73%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2009	320	$11.56	to	$19.52	$5,713	2.29%	1.25%	to	1.40%	24.81%	to	25.11%
2008	394	$9.24	to	$15.64	$5,641	2.10%	1.25%	to	1.40%	-37.89%	to	-37.82%
2007	452	$14.86	to	$25.18	$10,482	3.61%	1.25%	to	1.40%	3.96%	to	4.13%
2006	608	$14.27	to	$24.22	$13,580	1.96%	1.25%	to	1.40%	14.14%	to	14.25%
2005	901	$12.49	to	$21.22	$17,622	1.95%	1.25%	to	1.40%	3.36%	to	3.57%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2009	13	$18.63			$240	8.77%		1.40%		14.08%
2008	15	$16.33			$239	4.39%		1.40%		-4.61%
2007	15	$17.12			$262	4.17%		1.40%		2.88%
2006	16	$16.64			$265	4.04%		1.40%		2.91%
2005	19	$16.17			$301	3.65%		1.40%		0.75%
The Growth Fund of America® - Class R-4
2009	2,382	$11.87			$28,280	1.04%		1.00%		33.22%
2008	1,899		$8.91		$16,921	0.91%		1.00%		-39.68%
2007	1,786	$14.77			$26,386	1.08%		1.00%		9.81%
2006	1,538	$13.45			$20,683	(b)		1.00%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Balanced Portfolio - Class I
2009	1,399	$10.95	to	$18.40	$16,271	4.27%	1.00%	to	1.40%	17.57%	to	18.00%
2008	1,401	$9.28	to	$15.65	$13,949	3.74%	1.00%	to	1.40%	-29.12%	to	-28.78%
2007	1,557	$13.03	to	$22.08	$21,927	2.66%	1.00%	to	1.40%	4.10%	to	4.49%
2006	1,560	$12.47	to	$21.21	$21,439	2.14%	1.00%	to	1.40%	8.44%	to	8.91%
2005	1,394	$11.45	to	$19.56	$17,405	2.40%	1.00%	to	1.40%	2.79%	to	3.25%
ING Intermediate Bond Portfolio - Class I
2009	601	$15.00	to	$16.99	$9,591	6.91%	1.00%	to	1.40%	10.04%	to	10.46%
2008	551	$13.58	to	$15.44	$8,059	5.90%	1.00%	to	1.40%	-9.76%	to	-9.41%
2007	525	$14.99	to	$17.11	$8,518	3.99%	1.00%	to	1.40%	4.52%	to	4.97%
2006	466	$14.28	to	$16.37	$7,341	3.78%	1.00%	to	1.40%	2.63%	to	3.03%
2005	527	$13.86	to	$15.95	$8,134	3.70%	1.00%	to	1.40%	1.66%	to	2.14%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2009	233	$7.57	to	$8.15	$1,766	0.54%	1.00%	to	1.40%	28.74% to 29.37%
2008	262	$5.88	to	$6.30	$1,540	0.17%	1.00%	to	1.40%	-39.82% to -39.54%
2007	319	$9.77	to	$10.42	$3,118	(c)	1.00%	to	1.40%	(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING Evergreen Omega Portfolio - Institutional Class
2009	45	$11.82	to	$11.90	$535	0.36%	1.25%	to	1.40%	40.71% to 41.00%
2008	68	$8.40	to	$8.44	$568	0.56%	1.25%	to	1.40%	-28.33%
2007	73	$11.72			$853	0.34%		1.40%		10.36%
2006	84	$10.62			$891	-		1.40%		4.42%
2005	107	$10.17			$1,086	(a)		1.40%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
2009	163	$9.24	to	$9.29	$1,504	0.64%	1.25%	to	1.40%	37.70% to 37.83%
2008	197	$6.71	to	$6.74	$1,323	1.12%	1.25%	to	1.40%	-39.87% to -39.77%
2007	248	$11.16	to	$11.19	$2,772	0.29%	1.25%	to	1.40%	13.18% to 13.37%
2006	286	$9.86	to	$9.87	$2,817	(b)	1.25%	to	1.40%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Global Resources Portfolio - Service Class
2009	16	$11.18			$177	-		1.40%		35.52%
2008	20		$8.25		$169	1.68%		1.40%		-41.82%
2007	22	$14.18			$307	(c)		1.40%		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2009	59	$16.47	to	$16.58	$965	1.62%	1.25%	to	1.40%	69.62% to 69.88%
2008	66	$9.71	to	$9.76	$643	3.18%	1.25%	to	1.40%	-51.84% to -51.75%
2007	71	$20.16	to	$20.23	$1,430	1.08%	1.25%	to	1.40%	36.86% to 37.06%
2006	53	$14.73	to	$14.76	$783	0.83%	1.25%	to	1.40%	34.28% to 34.55%
2005	22	$10.97			$241	(a)	1.25%	to	1.40%	(a)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico International Opportunities Portfolio -
Service Class
2009	53	$8.58	to	$8.63	$451	1.00%	1.25%	to	1.40%	35.76%	to	35.91%
2008	87	$6.32	to	$6.35	$552	1.17%	1.25%	to	1.40%	-50.24%	to	-50.16%
2007	91	$12.70	to	$12.74	$1,160	0.99%	1.25%	to	1.40%	18.80%	to	19.07%
2006	80	$10.69	to	$10.70	$856	(b)	1.25%	to	1.40%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Institutional Class
2009	470	$10.60	to	$10.68	$4,990	2.59%	1.25%	to	1.40%	16.48%	to	16.72%
2008	555	$9.10	to	$9.15	$5,050	6.14%	1.25%	to	1.40%	-23.27%	to	-23.17%
2007	735	$11.86	to	$11.91	$8,718	3.08%	1.25%	to	1.40%	2.86%	to	3.03%
2006	885	$11.53	to	$11.56	$10,208	2.48%	1.25%	to	1.40%	10.65%	to	10.83%
2005	1,245	$10.42	to	$10.43	$12,974	(a)	1.25%	to	1.40%		(a)
ING PIMCO High Yield Portfolio - Service Class
2009	131	$12.88	to	$12.97	$1,690	7.85%	1.25%	to	1.40%	47.37%	to	47.55%
2008	89	$8.74	to	$8.79	$782	8.63%	1.25%	to	1.40%	-23.67%	to	-23.50%
2007	96	$11.45	to	$11.49	$1,095	6.76%	1.25%	to	1.40%	1.42%	to	1.50%
2006	141	$11.29	to	$11.32	$1,597	6.92%	1.25%	to	1.40%	7.42%	to	7.60%
2005	167	$10.51	to	$10.52	$1,750	(a)	1.25%	to	1.40%		(a)
ING Pioneer Fund Portfolio - Institutional Class
2009	-		$9.87		$3	-		1.25%		22.91%
2008	-		$8.03		$3	-		1.25%		-35.35%
2007	-	$12.42			$5	-		1.25%		4.02%
2006	-	$11.94			$5	-		1.25%		15.59%
2005	-		-		$5	(a)		-			(a)
ING Stock Index Portfolio - Institutional Class
2009	1,525	$10.54			$16,071	0.68%		1.00%		24.88%
2008	1,429		$8.44		$12,060	3.70%		1.00%		-37.71%
2007	1,525	$13.55			$20,670	1.63%		1.00%		4.23%
2006	1,423	$13.00			$18,504	(b)		1.00%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	-	$10.62			$3	-		1.00%		22.63%
2008	-		$8.66		$1	(d)		1.00%			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Money Market Portfolio - Class I
2009	1,248	$12.21	to	$13.67	$16,066	0.29%	1.00%	to	1.40%	-1.09%	to	-0.65%
2008	1,479	$12.29	to	$13.82	$19,269	4.93%	1.00%	to	1.40%	1.25%	to	1.65%
2007	1,216	$12.09	to	$13.65	$15,804	4.07%	1.00%	to	1.40%	3.64%	to	4.04%
2006	1,081	$11.62	to	$13.17	$13,658	2.98%	1.00%	to	1.40%	3.38%	to	3.84%
2005	1,002	$11.19	to	$12.74	$12,320	1.39%	1.00%	to	1.40%	1.59%	to	2.01%
ING Baron Small Cap Growth Portfolio - Service Class
2009	146	$14.45			$2,110	-		1.00%		33.92%
2008	88	$10.79			$953	-		1.00%		-41.83%
2007	64	$18.55			$1,178	-		1.00%		5.04%
2006	14	$17.66			$252	(b)		1.00%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2009	338	$5.66	to	$8.86	$2,968	-	1.00%	to	1.40%	30.49%	to	31.02%
2008	396	$4.32	to	$6.79	$2,668	-	1.00%	to	1.40%	-40.07%	to	-39.83%
2007	487	$7.18	to	$11.33	$5,462	-	1.00%	to	1.40%	-3.00%	to	-2.58%
2006	601	$7.37	to	$11.68	$6,944	-	1.00%	to	1.40%	8.75%	to	9.19%
2005	770	$6.75	to	$10.74	$8,161	-	1.00%	to	1.40%	9.93%	to	10.29%
ING Oppenheimer Global Portfolio - Initial Class
2009	2,243	$11.59	to	$11.97	$26,477	2.38%	1.00%	to	1.40%	37.50%	to	38.24%
2008	2,353	$8.41	to	$8.68	$20,145	2.28%	1.00%	to	1.40%	-41.10%	to	-40.93%
2007	2,754	$14.26	to	$14.73	$40,002	1.09%	1.00%	to	1.40%	5.01%	to	5.50%
2006	3,032	$13.56	to	$14.00	$41,889	0.07%	1.00%	to	1.40%	16.42%	to	16.78%
2005	3,470	$11.68	to	$12.02	$41,289	(a)	1.00%	to	1.40%		(a)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2009	1,024	$11.56	to	$11.67	$11,913	4.20%	1.00%	to	1.40%	19.79%	to	20.31%
2008	969	$9.65	to	$9.72	$9,381	5.68%	1.00%	to	1.40%	-16.67%	to	-16.31%
2007	1,009	$11.58	to	$11.64	$11,696	4.54%	1.00%	to	1.40%	7.22%	to	7.61%
2006	970	$10.77	to	$10.84	$10,464	0.37%	1.00%	to	1.40%	6.93%	to	7.38%
2005	1,147	$10.03	to	$10.11	$11,614	(a)	1.00%	to	1.40%		(a)
ING Pioneer High Yield Portfolio - Initial Class
2009	252	$11.92	to	$11.95	$3,002	7.76%	1.25%	to	1.40%	64.64%	to	65.06%
2008	287		$7.24		$2,078	(d)	1.25%	to	1.40%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2009	229	$11.38	to	$11.46	$2,607	0.44%	1.25%	to	1.40%	44.42%	to	44.70%
2008	248	$7.88	to	$7.92	$1,956	0.44%	1.25%	to	1.40%	-43.95%	to	-43.91%
2007	314	$14.06	to	$14.12	$4,416	0.20%	1.25%	to	1.40%	11.85%	to	11.97%
2006	353	$12.57	to	$12.61	$4,435	-	1.25%	to	1.40%	7.53%	to	7.78%
2005	515	$11.69	to	$11.70	$6,024	(a)	1.25%	to	1.40%		(a)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2009	423	$10.66	to	$19.75	$7,302	0.17%	1.00%	to	1.40%	40.97%	to	41.57%
2008	422	$7.53	to	$14.01	$5,496	1.34%	1.00%	to	1.40%	-43.03%	to	-42.78%
2007	497	$13.16	to	$24.59	$11,371	0.49%	1.00%	to	1.40%	8.37%	to	8.76%
2006	580	$12.10	to	$22.69	$12,512	0.23%	1.00%	to	1.40%	11.72%	to	12.24%
2005	772	$10.78	to	$20.31	$15,034	0.48%	1.00%	to	1.40%	4.69%	to	5.07%
ING Templeton Foreign Equity Portfolio - Initial Class
2009	113	$8.13	to	$8.16	$915	-	1.25%	to	1.40%	30.29%	to	30.56%
2008	115	$6.24	to	$6.25	$719	(d)	1.25%	to	1.40%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Thornburg Value Portfolio - Initial Class
2009	99	$12.36	to	$16.78	$1,262	1.11%	1.25%	to	1.40%	42.78%	to	42.93%
2008	101	$8.65	to	$11.74	$903	0.52%	1.25%	to	1.40%	-40.59%	to	-40.50%
2007	119	$14.54	to	$19.73	$1,796	0.55%	1.25%	to	1.40%	5.72%	to	5.90%
2006	129	$13.73	to	$18.63	$1,843	0.48%	1.25%	to	1.40%	15.19%	to	15.38%
2005	171	$11.90	to	$12.44	$2,132	0.77%	1.25%	to	1.40%	0.16%	to	0.34%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2009	264	$9.27	to	$10.29	$2,476	1.40%	1.25%	to	1.40%	30.01%	to	30.09%
2008	313	$7.13	to	$7.91	$2,251	2.37%	1.25%	to	1.40%	-40.63%	to	-40.48%
2007	370	$12.01	to	$13.29	$4,497	0.74%	1.25%	to	1.40%	-0.25%	to	-0.08%
2006	427	$12.04	to	$13.30	$5,193	0.79%	1.25%	to	1.40%	12.95%	to	13.10%
2005	548	$10.66	to	$11.76	$5,898	0.87%	1.25%	to	1.40%	7.89%	to	7.99%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2009	380	$11.28	to	$11.36	$4,293	1.90%	1.00%	to	1.40%	21.03%	to	21.53%
2008	432	$9.29	to	$9.38	$4,026	5.07%	1.00%	to	1.40%	-24.47%	to	-24.16%
2007	553	$12.25	to	$12.39	$6,830	2.34%	1.00%	to	1.40%	2.07%	to	2.51%
2006	715	$11.95	to	$12.12	$8,649	1.98%	1.00%	to	1.40%	11.12%	to	11.58%
2005	942	$10.71	to	$10.89	$10,252	(a)	1.00%	to	1.40%		(a)
ING Strategic Allocation Conservative Portfolio -
Class I
2009	77	$12.47	to	$16.33	$1,244	7.91%	1.25%	to	1.40%	16.23%	to	16.45%
2008	80	$10.71	to	$14.05	$1,106	4.78%	1.25%	to	1.40%	-24.66%	to	-24.57%
2007	85	$14.20	to	$18.65	$1,574	3.34%	1.25%	to	1.40%	4.31%	to	4.49%
2006	63	$13.59	to	$17.88	$1,118	2.27%	1.25%	to	1.40%	6.87%	to	7.03%
2005	78	$12.38	to	$16.73	$1,280	2.38%	1.25%	to	1.40%	2.39%	to	2.58%
ING Strategic Allocation Growth Portfolio - Class I
2009	160	$10.69	to	$16.10	$2,563	6.36%	1.25%	to	1.40%	23.47%	to	23.73%
2008	87	$8.64	to	$13.04	$1,118	2.43%	1.25%	to	1.40%	-36.94%	to	-36.89%
2007	105	$13.69	to	$20.68	$2,097	1.55%	1.25%	to	1.40%	3.56%	to	3.71%
2006	119	$13.20	to	$19.97	$2,303	1.63%	1.25%	to	1.40%	11.63%	to	11.77%
2005	145	$11.81	to	$17.89	$2,546	1.10%	1.25%	to	1.40%	4.68%	to	4.88%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Moderate Portfolio - Class I
2009	122	$11.40	to	$16.03	$1,901	8.69%	1.25%	to	1.40%	20.16%	to	20.34%
2008	112	$9.48	to	$13.34	$1,459	2.78%	1.25%	to	1.40%	-31.45%	to	-31.35%
2007	124	$13.81	to	$19.46	$2,355	2.21%	1.25%	to	1.40%	3.95%	to	4.18%
2006	119	$13.26	to	$18.72	$2,168	1.68%	1.25%	to	1.40%	9.67%	to	9.86%
2005	108	$12.07	to	$17.07	$1,787	1.69%	1.25%	to	1.40%	3.20%	to	3.34%
ING Growth and Income Portfolio - Class I
2009	214	$7.74	to	$14.89	$2,818	1.42%	1.00%	to	1.40%	28.36%	to	29.00%
2008	233	$6.00	to	$11.60	$2,410	1.32%	1.00%	to	1.40%	-38.49%	to	-38.27%
2007	306	$9.72	to	$18.86	$5,158	1.26%	1.00%	to	1.40%	5.90%	to	6.35%
2006	391	$9.14	to	$17.81	$6,260	0.95%	1.00%	to	1.40%	12.65%	to	12.98%
2005	676	$8.09	to	$15.81	$9,080	0.98%	1.00%	to	1.40%	6.61%	to	7.15%
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
2009	740	$4.37	to	$4.55	$3,357	-	1.00%	to	1.40%	50.69%	to	51.16%
2008	612	$2.90	to	$3.01	$1,837	-	1.00%	to	1.40%	-40.70%	to	-40.40%
2007	649	$4.89	to	$5.05	$3,259	-	1.00%	to	1.40%	17.27%	to	17.99%
2006	570	$4.17	to	$4.28	$2,432	-	1.00%	to	1.40%	5.78%	to	6.20%
2005	581	$3.94	to	$4.03	$2,334	-	1.00%	to	1.40%	10.06%	to	10.56%
ING Index Plus LargeCap Portfolio - Class I
2009	81	$8.20	to	$16.73	$1,246	3.01%	1.00%	to	1.40%	21.50%	to	22.02%
2008	90	$6.72	to	$13.77	$1,143	2.08%	1.00%	to	1.40%	-38.08%	to	-37.99%
2007	140	$15.11	to	$22.24	$2,790	1.41%	1.25%	to	1.40%	3.54%	to	3.71%
2006	221	$10.40	to	$21.48	$4,295	1.79%	1.00%	to	1.40%	12.99%	to	13.41%
2005	1,991	$9.17	to	$19.01	$20,638	1.22%	1.00%	to	1.40%	3.88%	to	4.32%
ING Index Plus MidCap Portfolio - Class I
2009	818	$16.58			$13,570	1.56%		1.00%		30.35%
2008	697	$12.72			$8,864	1.41%		1.00%		-38.16%
2007	644	$20.57			$13,245	0.74%		1.00%		4.42%
2006	532	$19.70			$10,478	0.56%		1.00%		8.36%
2005	421	$18.18			$7,660	0.71%		1.00%		10.05%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class I
2009	-	$15.16		$5	-		1.00%		23.55%
2008	-	$12.27		$4	-		1.00%		-34.21%
2007	-	$18.65		$9	-		1.00%		-7.17%
2006	1	$20.09		$6	0.33%		1.00%		12.68%
2005	-	$17.83		$4	0.24%		1.00%		6.58%
ING International Index Portfolio - Class I
2009	146	$13.41	to $13.98	$2,037	(e)	1.25%	to	1.40%	(e)
2008	(e)		(e)	(e)	(e)		(e)		(e)
2007	(e)		(e)	(e)	(e)		(e)		(e)
2006	(e)		(e)	(e)	(e)		(e)		(e)
2005	(e)		(e)	(e)	(e)		(e)		(e)
ING Opportunistic Large Cap Portfolio - Class I
2009	99	$8.93	to $15.70	$1,381	2.51%	1.00%	to	1.40%	13.44% to 13.90%
2008	73	$7.84	to $13.84	$934	1.93%	1.00%	to	1.40%	-36.51% to -36.26%
2007	78	$12.30	to $21.80	$1,553	1.68%	1.00%	to	1.40%	1.58% to 1.99%
2006	96	$12.06	to $21.46	$1,895	1.42%	1.00%	to	1.40%	14.39% to 14.86%
2005	133	$10.50	to $18.76	$2,278	2.11%	1.00%	to	1.40%	5.57% to 5.95%
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2009	342	$11.74		$4,012	(e)	1.25%	to	1.40%	(e)
2008	(e)		(e)	(e)	(e)		(e)		(e)
2007	(e)		(e)	(e)	(e)		(e)		(e)
2006	(e)		(e)	(e)	(e)		(e)		(e)
2005	(e)		(e)	(e)	(e)		(e)		(e)
ING Russell™ Large Cap Index Portfolio - Class I
2009	149	$12.89	to $12.90	$1,915	(e)	1.25%	to	1.40%	(e)
2008	(e)		(e)	(e)	(e)		(e)		(e)
2007	(e)		(e)	(e)	(e)		(e)		(e)
2006	(e)		(e)	(e)	(e)		(e)		(e)
2005	(e)		(e)	(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2009	53	$12.51 to $12.52	$667	(e)	1.25%	to	1.40%	(e)
2008	(e)	(e)	(e)	(e)		(e)		(e)
2007	(e)	(e)	(e)	(e)		(e)		(e)
2006	(e)	(e)	(e)	(e)		(e)		(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
ING Small Company Portfolio - Class I
2009	1,103	$16.37 to $25.18	$18,689	0.59%	1.00%	to	1.40%	25.73% to 26.31%
2008	996	$12.96 to $19.99	$13,521	1.05%	1.00%	to	1.40%	-31.99% to -31.75%
2007	993	$18.99 to $29.36	$19,997	0.18%	1.00%	to	1.40%	4.37% to 4.86%
2006	1,001	$18.11 to $28.08	$19,652	0.39%	1.00%	to	1.40%	15.20% to 15.64%
2005	981	$15.66 to $23.81	$17,154	0.14%	1.00%	to	1.40%	8.72% to 9.13%
ING SmallCap Opportunities Portfolio - Class I
2009	5	$8.26	$37	-		1.00%		29.67%
2008	-	$6.37	-	-		1.00%		-35.13%
2007	1	$9.82	$7	-		1.00%		8.99%
2006	-	$9.01	$4	-		1.00%		11.51%
2005	-	$8.08	$1	(a)		1.00%		(a)
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
2009	-	$10.27	-	(f)		1.00%		(f)
2008	(f)	(f)	(f)	(f)		(f)		(f)
2007	683	$13.86	$9,464	1.38%		1.00%		2.44%
2006	541	$13.53	$7,324	1.53%		1.00%		16.04%
2005	332	$11.66	$3,871	1.53%		1.00%		2.28%
Oppenheimer Main Street Fund®/VA
2009	5	$8.55	$40	2.74%		1.25%		26.67%
2008	5	$6.75	$33	2.22%		1.25%		-39.24%
2007	5	$11.11	$57	1.74%		1.25%		3.06%
2006	5	$10.78	$58	2.24%		1.25%		13.59%
2005	441	$11.02 to $14.24	$5,863	1.52%	1.25%	to	1.40%	4.48% to 4.65%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA
2009	-	$10.93	$1	-	1.00%	35.78%
2008	-	$8.05	$1	-	1.00%	-38.46%
2007	-	$13.08	$2	(c)	1.00%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
PIMCO Real Return Portfolio - Administrative Class
2009	-	$12.86	-	-	1.00%	17.23%
2008	-	$10.97	-	-	1.00%	-8.05%
2007	-	$11.93	-	-	1.00%	9.45%
2006	-	$10.90	-	(b)	1.00%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Equity Income VCT Portfolio - Class I
2009	1	$11.08	$12	-	1.00%	13.06%
2008	1	$9.80	$11	-	1.00%	-30.99%
2007	1	$14.20	$15	-	1.00%	-0.21%
2006	-	$14.23	$1	5.20%	1.00%	21.21%
2005	-	$11.74	$1	2.71%	1.00%	4.63%
Pioneer Mid Cap Value VCT Portfolio - Class I
2009	-	$14.68	-	-	1.00%	24.30%
2008	-	$11.81	-	-	1.00%	-34.21%
2007	-	$17.95	-	-	1.00%	4.48%
2006	-	$17.18	-	(b)	1.00%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2009, this data is not meaningful and is therefore not presented.
(f)	As investment Division did not have Net assets at Decemer 31, 2008, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2009, 2008, and 2007	C-3

Consolidated Balance Sheets as of
December 31, 2009 and 2008	C-4

Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2009, 2008, and 2007	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2009, 2008, and 2007	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 31, 2010,

except for Note 2, as to which the date is

  April 5, 2010

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations
(In millions)

	Year Ended December 31,
	2009	2008	2007
Revenue:
Net investment income	$1,253.7	$1,083.7	$1,054.7
Fee income	533.8	612.9	769.9
Premiums	35.0	46.9	46.8
Broker-dealer commission revenue	275.3	622.5	568.4
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(442.0)	(1,052.5)	(76.0)
Portion of other-than-temporary impairment
losses recognized in Other comprehensive
income (loss)	47.5	-	-
Net other-than-temporary impairments
recognized in earnings	(394.5)	(1,052.5)	(76.0)
Other net realized capital gains	162.4	399.4	48.4
Total net realized capital losses	(232.1)	(653.1)	(27.6)
Other income	16.4	21.3	20.3
Total revenue	1,882.1	1,734.2	2,432.5
Benefits and expenses:
Interest credited and other benefits
to contractowners	522.6	1,432.4	802.8
Operating expenses	597.6	687.5	652.2
Broker-dealer commission expense	275.3	622.5	568.4
Net amortization of deferred policy acquisition
cost and value of business acquired	79.6	128.9	129.2
Interest expense	3.5	1.4	5.5
Total benefits and expenses	1,478.6	2,872.7	2,158.1
Income (loss) before income taxes	403.5	(1,138.5)	274.4
Income tax expense (benefit)	49.6	(108.3)	56.0
Net income (loss)	$353.9	$(1,030.2)	$218.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,038.2 at 2009 and $14,544.3at 2008)	$15,185.5	$13,157.7
Equity securities, available-for-sale, at fair value
(cost of $175.1 at 2009 and $247.7 at 2008)	187.9	240.3
Short-term investments	535.5	41.9
Mortgage loans on real estate	1,874.5	2,107.8
Policy loans	254.7	267.8
Loan-Dutch State obligation	674.1	-
Limited partnerships/corporations	426.2	513.9
Derivatives	129.0	235.2
Securities pledged (amortized cost of $483.7 at 2009 and $1,248.8 at 2008)	469.8	1,319.9
Total investments	19,737.2	17,884.5
Cash and cash equivalents	243.3	203.5
Short-term investments under securities loan agreement,
including collateral delivered	351.0	483.9
Accrued investment income	217.2	205.8
Receivables for securities sold	3.1	5.5
Reinsurance recoverable	2,426.3	2,505.6
Deferred policy acquisition costs	901.8	865.5
Value of business acquired	991.5	1,832.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	287.2	-
Due from affiliates	49.1	13.8
Current income tax recoverable	23.9	38.6
Property and equipment	90.8	114.7
Other assets	100.8	233.3
Assets held in separate accounts	41,369.8	35,927.7
Total assets	$66,968.0	$60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$21,115.0	$20,782.1
Payables for securities purchased	18.4	1.6
Payables under securities loan agreement, including collateral held	351.0	488.3
Notes payable	4.9	17.9
Borrowed money	0.1	615.3
Due to affiliates	159.9	116.7
Deferred income taxes	351.2	101.1
Other liabilities	693.6	874.7
Liabilities related to separate accounts	41,369.8	35,927.7
Total liabilities	64,063.9	58,925.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,528.2	4,161.3
Accumulated other comprehensive loss	(15.0)	(482.1)
Retained earnings (deficit)	(1,611.9)	(2,117.5)
Total shareholder's equity	2,904.1	1,564.5
Total liabilities and shareholder's equity	$66,968.0	$60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2007	$2.8	$4,299.5	$(14.0)	$(1,305.7)	$2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting
principle, net of DAC and tax	-	-	(151.7)	151.7	-
Comprehensive loss:
Net income	-	-	-	353.9	353.9
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($879.0 pretax), including
change in tax valuation allowance of $(54.1)	-	-	656.2	-	656.2
Portion of other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($(47.5) pretax), including
increase in tax valuation allowance of $16.1	-	-	(47.5)	-	(47.5)
Change in other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($0.8 pretax), including
decrease in tax valuation allowance of $(0.3)	-	-	0.8	-	0.8
Pension liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive loss					972.7
Capital contribution	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Operating Activities:
Net income (loss)	$353.9	$(1,030.2)	$218.4
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(152.8)	(205.1)	(193.4)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	83.3	128.3	133.9
Net accretion/decretion of discount/premium	45.4	87.1	72.7
Future policy benefits, claims reserves, and
interest credited	398.2	1,296.8	579.6
Provision for deferred income taxes	36.7	25.3	30.4
Net realized capital gains	232.1	653.1	27.6
Depreciation	10.4	56.7	18.2
Change in:
Accrued investment income	(11.4)	(37.5)	12.1
Reinsurance recoverable	79.3	88.8	121.0
Other receivable and assets accruals	130.9	(115.3)	(37.0)
Due to/from affiliates	7.9	(17.2)	46.4
Other payables and accruals	46.0	(120.3)	17.8
Other, net	(110.6)	(44.0)	(16.4)
Net cash provided by operating activities	1,149.3	766.5	1,031.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	5,864.2	9,039.7	10,235.6
Equity securities, available-for-sale	99.4	135.0	113.8
Mortgage loans on real estate	308.7	146.5	205.4
Limited partnerships/corporations	116.2	510.1	32.6
Derivatives	25.3	175.0	44.4
Acquisition of:
Fixed maturities, available-for-sale	(6,215.4)	(11,593.4)	(8,425.5)
Equity securities, available-for-sale	(25.2)	(54.8)	(243.9)
Mortgage loans on real estate	(87.2)	(168.0)	(415.1)
Limited partnerships/corporations	(49.3)	(428.6)	(312.1)
Derivatives	(196.1)	(122.4)	(12.2)
Policy loans, net	13.1	5.6	(4.5)
Short-term investments, net	(492.7)	126.7	(163.3)
Loan-Dutch State obligation, net	124.8	-	-
Sales (purchases) of fixed assets, net	13.5	(24.0)	(90.5)
Collateral (delivered) held, net	(4.4)	23.2	(18.8)
Net cash (used in) provided by investing activities	(505.1)	(2,229.4)	945.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,069.6	3,836.4	1,600.0
Maturities and withdrawals from investment contracts	(2,123.6)	(2,312.2)	(3,451.2)
Short-term (repayments) loans to (from) affiliates	(300.2)	13.0	45.0
Short-term repayments of repurchase agreements, net	(615.2)	(123.1)	(94.8)
Notes payable	-	-	9.9
Dividends to Parent	-	-	(145.0)
Contribution of capital	365.0	-	-
Net cash (used in) provided by financing activities	(604.4)	1,414.1	(2,036.1)
Net increase (decrease) in cash and cash equivalents	39.8	(48.8)	(58.9)
Cash and cash equivalents, beginning of year	203.5	252.3	311.2
Cash and cash equivalents, end of year	$243.3	$203.5	$252.3
Supplemental cash flow information:
Income taxes paid (received), net	$13.7	$(44.1)	$45.1
Interest paid	$4.8	$23.6	$44.6
Non-cash transfer: Loan-Dutch State obligation	$798.9	$-	$-

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On May 11, 2006, ILIAC organized Northfield Windsor LLC (“NWL”) as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut. On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP. The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued ASU 2009-05, “Fair Value Measurements and Disclosures (ASC Topic 820): Measuring Liabilities at Fair Value” (“ASU 2009-05”), which clarifies that in circumstances where a quoted price in an active market for an identical liability is not available, one of the following techniques should be used to measure a liability’s fair value:

▪	The quoted price of the identical liability when traded as an asset; or
▪	Quoted prices for similar liabilities or similar liabilities traded as assets; or
▪	Another valuation technique consistent with the principles of ASC Topic 820, such as the income approach or a market approach.

ASU 2009-05 also clarifies that restrictions preventing the transfer of a liability should not be considered as an adjustment in the measurement of its fair value.

The provisions of ASU 2009-05 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

FASB Accounting Standards Codification

In June 2009, the FASB issued ASU 2009-01, “Topic 105 - Generally Accepted Accounting Principles: amendments based on Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles (“ASU 2009-01”), which confirms that as of July 1, 2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company adopted the Codification as of July 1, 2009. There was no effect on the Company’s financial condition, results of operations, or cash flows. The Company has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

▪	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
▪	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
▪	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in this Organization and Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
▪	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
▪	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Company on April 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

▪

Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

▪	Total other-than-temporary impairments (“OTTI”) to be presented in the statement of earnings with an offset recognized in other comprehensive income (loss) for the noncredit related impairments;
▪

A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from retained earnings to accumulated other comprehensive income (loss); and

▪	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments,” which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1, 2009 and are presented in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under ASC Topic 815, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued new guidance on business combinations, included in ASC Topic 805, “Business Combinations.” ASC Topic 805 requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the guidance requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

These provisions, as included in ASC Topic 805, also amend or eliminate various other authoritative literature.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, in April 2009, the FASB issued new guidance on accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies, which rescinds requirements to recognize contingent assets and liabilities acquired in a business combination at fair value on the acquisition date, and reinstates certain previous guidance to value many of those contingencies under ASC Topic 450, “Contingencies.”

These provisions, as included in ASC Topic 805, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions for the year ended December 31, 2009.

Equity Method Investment Accounting

In November 2008, a consensus was reached on new guidance on equity method investment accounting considerations, included in ASC Topic 323, “Investments-Equity Method and Joint Ventures,” which requires, among other provisions, that:

▪	Equity method investments be initially measured at cost;
▪	Contingent consideration only be included in the initial measurement;
▪	An investor recognize its share of any impairment charge recorded by the equity investee; and
▪	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment.

These provisions, as included in ASC Topic 323, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions or changes in ownership for the year ended December 31, 2009.

New Accounting Pronouncements

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
▪	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
▪	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
▪	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-06.

Accounting and Reporting Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

▪	A subsidiary or group of assets that is a business or nonprofit activity;
▪	A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and
▪	An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 are effective as of the beginning of the first interim or annual reporting period after December 15, 2009, and are required to be applied retrospectively to January 1, 2009. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-02.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

▪

Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and

▪	Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-17 and ASU 2010-10.

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers & Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

▪

Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

▪	Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders controls, unless the transfer meets the conditions for a participating interest; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-16.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Subsequent Events

The Company has evaluated subsequent events for recognition and disclosure through the date the consolidated financial statements, as of December 31, 2009 and for the three years ended December 31, 2009, 2008, and 2007, were issued.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments, and related income taxes. During 2008 and 2009, due to the economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

determining that the market was inactive. While the market for subprime and Alt-A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above, including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Short-term investments: The fair values for certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets. Explicit risk margins in the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and are therefore not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

Current US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with current US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts, as follows:

▪

For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

▪

As of January 1, 2007, internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2009 and 2008, total accumulated depreciation and amortization was $92.0 and $103.0, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0.0% to 7.8% for the years 2009, 2008, and 2007. Certain reserves also may include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2009 and 2008, given the economic environment, which resulted in significant net realized and unrealized losses, the Company did not include the net unrealized and unamortized realized losses associated with experienced-rated contracts in Future policy benefits and claims reserves. The net unrealized losses on investments supporting experience-rated contracts are reflected in Accumulated other comprehensive (loss) income, and the amortization of realized losses has been recorded in Interest credited and other benefits to contractowners. Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2009, 2008, and 2007, reserve interest rates ranged from 5.3% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	such separate accounts are legally recognized;
▪	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
▪	investments are directed by the contractholder;
▪	and, all investment performance, net of contract fees and assessments, is passed through to the contractholder.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the above criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2009 and 2008, unrealized capital losses of $8.8 and $53.2, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”). The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.4 billion and $2.5 billion at December 31, 2009 and 2008, respectively, is related to the reinsurance recoverable from a subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2009.

			Gross	Gross
			Unrealized	Unrealized
		Amortized	Capital	Capital		Fair
		Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
	U.S. Treasuries	$1,897.2	$3.0	$38.3	$-	$1,861.9
	U.S. government agencies and
	authorities	632.5	41.1	-	-	673.6
	State, municipalities, and political
	subdivisions	112.5	2.5	7.8	-	107.2

	U.S. corporate securities:
	Public utilities	1,138.7	40.8	14.3	-	1,165.2
	Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
	Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

	Foreign securities(1):
	Government	343.0	29.2	8.7	-	363.5
	Other	2,922.5	129.0	56.6	0.1	2,994.8
	Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

	Residential mortgage-backed securities	1,916.6	268.3	111.9	16.8	2,056.2
	Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
	Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

	Total fixed maturities, including
	securities pledged	15,521.9	801.5	621.4	46.7	15,655.3
	Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities		15,038.2	797.2	603.2	46.7	15,185.5
Equity securities		175.1	13.4	0.6	-	187.9
Total investments, available-for-sale		$15,213.3	$810.6	$603.8	$46.7	$15,373.4
(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit
	impairments").

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$1,391.4	$84.5	$0.9	$1,475.0
U.S. government agencies and authorities	783.2	77.2	-	860.4
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	926.8	4.3	101.2	829.9
Other corporate securities	3,925.4	85.7	408.8	3,602.3
Total U.S. corporate securities	4,852.2	90.0	510.0	4,432.2

Foreign securities(1):
Government	409.8	4.3	63.3	350.8
Other	2,455.4	35.0	317.8	2,172.6
Total foreign securities	2,865.2	39.3	381.1	2,523.4

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,601.0	0.1	370.2	1,230.9
Other asset-backed securities	814.6	1.0	214.9	600.7

Total fixed maturities, including
fixed maturities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: fixed maturities pledged	1,248.8	78.9	7.8	1,319.9
Total fixed maturities	14,544.3	367.1	1,753.7	13,157.7
Equity securities	247.7	1.0	8.4	240.3
Total investments available-for-sale	$14,792.0	$368.1	$1,762.1	$13,398.0
(1) Primarily U.S. dollar denominated.

At December 31, 2009, net unrealized gains were $146.2 and at December 31, 2008, net unrealized losses were $1,322.9 on total fixed maturities, including securities pledged to creditors, and equity securities. During 2009 and 2008, as a result of the economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, excluding securities pledged, as of December 31, 2009, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$250.5	$253.1
After one year through five years	3,942.6	4,134.7
After five years through ten years	4,025.5	4,173.0
After ten years	3,194.3	3,175.5
Mortgage-backed securities	3,451.6	3,387.3
Other asset-backed securities	657.4	531.7
Less: securities pledged	483.7	469.8
Fixed maturities, excluding securities pledged	$15,038.2	$15,185.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2009 or 2008.

At December 31, 2009 and 2008, fixed maturities with fair values of $12.9 and $14.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2009 and 2008, approximately 29.4% and 15.7%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Certain CMOs, primarily interest-only and principal-only strips are accounted for as hybrid instruments and valued at fair value as allowed under a provision of current US GAAP. The fair value of these instruments at December 31, 2009 and 2008 was $233.5 and $134.0, respectively, and is included in Fixed maturities, available for sale, on the Consolidated Balance Sheets. The impact to Other net realized capital gains (losses) on the Consolidated Statements of Operations related to these hybrid instruments was $57.0 and $6.0 for the years ended December 31, 2009 and 2008, respectively.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $119.0 and $141.0 in ING proprietary funds as of December 31, 2009 and 2008, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2009 and 2008.

	2009				2008
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$105.5	15.7%	$18.5	2.8%	$169.3	9.6%	$40.2	2.3%
More than six months and
twelve months or less
below amortized cost	44.0	6.6%	37.9	5.7%	511.9	29.1%	58.3	3.3%
More than twelve months
below amortized cost	300.8	45.0%	161.4	24.2%	921.5	52.3%	60.3	3.4%
Total unrealized capital loss	$450.3	67.3%	$217.8	32.7%	$1,602.7	91.0%	$158.8	9.0%

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2009 and 2008.

		More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2009	Cost	Cost	Cost	Losses
Interest rate or spread widening	$75.9	$35.2	$78.5	$189.6
Mortgage and other asset-backed
securities	48.1	46.7	383.7	478.5
Total unrealized capital losses	$124.0	$81.9	$462.2	$668.1
Fair value	$2,901.8	$212.6	$2,127.2	$5,241.6

2008
Interest rate or spread widening	$144.2	$381.7	$383.5	$909.4
Mortgage and other asset-backed
securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$209.5	$570.2	$981.8	$1,761.5
Fair value	$2,999.6	$3,446.7	$2,964.2	$9,410.5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2009 and 2008.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2009
U.S. Treasuries	$1,002.1	$38.3	$-	$-	$-	$-	$1,002.1	$38.3
U.S. corporate,
state, and
municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential
mortgage-backed	141.1	45.4	47.7	4.2	425.3	79.1	614.1	128.7
Commercial
mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.2	1.6	11.6	6.7	261.8	127.2	300.6	135.5
Total	$2,901.8	$124.0	$212.6	$81.9	$2,127.2	$462.2	$5,241.6	$668.1

2008
U.S. Treasuries	$482.8	$0.9	$-	$-	$-	$-	$482.8	$0.9
U.S. corporate,
state, and
municipalities	1,104.3	89.0	1,487.4	235.9	613.4	202.8	3,205.1	527.7
Foreign	576.0	54.6	906.2	145.8	563.3	180.7	2,045.5	381.1
Residential
mortgage-backed	621.9	48.6	610.9	94.0	646.6	124.1	1,879.4	266.7
Commercial
mortgage-backed	84.3	2.6	285.4	69.5	821.5	298.1	1,191.2	370.2
Other asset-backed	88.1	13.7	156.8	25.1	319.4	176.1	564.3	214.9
Total	$2,957.4	$209.4	$3,446.7	$570.3	$2,964.2	$981.8	$9,368.3	$1,761.5

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 82.2% of the average book value as of December 31, 2009. In addition, this category includes 427 securities, which have an average quality rating of A+.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
Six months or less
below amortized cost	$3,652.0	$185.0	$168.0	$60.7	377	98
More than six months and
twelve months or less
below amortized cost	734.6	247.0	40.2	124.3	120	48
More than twelve months
below amortized cost	431.1	660.1	28.2	246.7	90	129
Total	$4,817.7	$1,092.1	$236.4	$431.7	587	275

2008
Six months or less
below amortized cost	$5,085.8	$2,956.4	$408.8	$992.5	778	555
More than six months and
twelve months or less
below amortized cost	1,858.2	276.7	132.2	128.5	328	69
More than twelve months
below amortized cost	921.6	31.3	81.6	17.9	183	15
Total	$7,865.6	$3,264.4	$622.6	$1,138.9	1,289	639

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
U.S. Treasuries	$1,040.5	$-	$38.3	$-	9	-
U.S. corporate, state and
municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	522.0	220.8	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$4,817.6	$1,092.1	$236.4	$431.7	587	275

2008
U.S. Treasuries	$483.7	$-	$0.9	$-	4	-
U.S. corporate, state and
municipalities	2,744.0	988.8	211.7	316.1	579	232
Foreign	1,728.2	698.3	144.1	237.0	285	154
Residential mortgage-backed	1,733.1	413.4	131.1	135.6	252	77
Commercial mortgage-backed	812.8	748.5	102.6	267.6	93	72
Other asset-backed	363.8	415.3	32.2	182.6	76	104
Total	$7,865.6	$3,264.3	$622.6	$1,138.9	1,289	639

During the year ended December 31, 2009, unrealized capital losses on fixed maturities decreased by $1.1 billion primarily due to the transfer of 80% interest in the Alt-A RMBS securities owned by the Company as a result of the Alt-A transaction with the Dutch State during the first quarter of 2009. In addition, improved economic conditions and tightening of credit spreads in 2009 served to increase the value of fixed maturities. These improvements were partially offset by the impact of the implementation of new US GAAP guidance on impairments in the second quarter of 2009, when certain noncredit impairments were reclassified into Other comprehensive income (loss), which previously were reported in Net realized capital gains (losses).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At both December 31, 2009 and 2008, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0. The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% and $206.3 or 11.7% of the total unrealized capital losses, as of December 31, 2009 and 2008, respectively.

The fair value of the Company’s fixed maturities, including securities pledged, increased $1.2 billion before tax and DAC, from December 31, 2008 through December 31, 2009 primarily due to improved economic conditions and tightening of credit spreads in 2009.

All securities with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. Management determined that no additional recognition of the unrealized loss as an other-than-temporary impairment was necessary.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

The following table identifies the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Other comprehensive income (loss) by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$156.0	15	$-	-	$-	-
U.S. corporate	47.8	57	283.2	233	36.3	113
Foreign(1)	50.6	42	108.9	94	19.1	54
Residential mortgage-backed	31.6	69	349.3	194	7.1	30
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	43.4	32	24.8	35	10.5	21
Equity securities	19.5	9	55.1	17	-	-
Limited partnerships	17.6	17	6.6	6	3.0	1
Mortgage loans on real estate	10.3	4	3.8	1	-	-
Total	$394.5	256	$1,052.5	609	$76.0	219
(1)	Primarily U.S. dollar denominated.

The above schedule includes $112.2, $235.8, and $16.4, in other-than-temporary write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, related to credit impairments, which are recognized in earnings. The remaining $282.3, $816.7, and $59.6 in write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, are related to intent impairments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table summarizes these intent impairments, which are also recognized in earnings by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$156.0	15	$-	-	$-	-
U.S. corporate	35.9	42	204.5	180	31.6	102
Foreign(1)	48.7	41	81.3	78	19.1	54
Residential mortgage-backed	2.4	1	291.8	128	2.6	2
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	21.6	10	18.3	14	6.3	16
Total	$282.3	120	$816.7	429	$59.6	174
(1)	Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following table identifies the noncredit impairments recognized in Other comprehensive income (loss) by type for the year ended December 31, 2009.

	2009
		No. of
	Impairment	Securities
U.S. corporate	$0.6	2
Foreign(1)	0.1	3
Residential mortgage-backed	16.8	29
Other asset-backed	29.2	17
Total	$46.7	51
(1) Primarily U.S. dollar denominated.

The fair value of the fixed maturities with other-than-temporary impairments at December 31, 2009, 2008, and 2007 was $2,964.4, $2,136.5, and $1,210.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in Other comprehensive income (loss), and the corresponding changes in such amounts.

2009
Balance at April 1, 2009(1)	$25.1
Additional credit impairments:
On securities not previously impaired	13.6
On securities previously impaired	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(1.5)
Balance at December 31, 2009	$46.0
(1)	Represents credit losses remaining in Retained earnings related to the adoption of new guidance on
OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$1,125.7	$1,019.3	$895.5
Equity securities, available-for-sale	15.4	(13.2)	38.5
Mortgage loans on real estate	111.3	116.0	118.5
Real estate	6.6	9.0	-
Policy loans	13.7	14.2	14.1
Short-term investments and cash equivalents	2.4	5.8	2.2
Other	18.4	12.7	88.3
Gross investment income	1,293.5	1,163.8	1,157.1
Less: investment expenses	39.8	80.1	102.4
Net investment income	$1,253.7	$1,083.7	$1,054.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2009, 2008, and 2007.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2009	2008	2007
Fixed maturities, available-for-sale, including
net OTTI of $(347.1), $(987.0), and $(73.0)
in 2009, 2008, and 2007, respectively	$(35.5)	$(990.8)	$(50.3)
Equity securities, available-for-sale, including
net OTTI of $(19.5), $(55.1), and $0.0
in 2009, 2008, and 2007, respectively	(2.9)	(81.0)	6.4
Derivatives	(190.2)	(187.0)	(123.0)
Other investments, including net OTTI
of $(27.9), $(10.4), and $(3.0)
in 2009, 2008, and 2007, respectively	(14.8)	(18.7)	(2.6)
Less: allocation to experience-rated contracts,
including net OTTI of $(175.5), $(439.1), and
$(49.9) in 2009, 2008, and 2007, respectively	11.3	624.4	141.9
Net realized capital losses	$(232.1)	$(653.1)	$(27.6)
After-tax net realized capital losses including
tax valuation allowance of $92.2 for 2009
and of $(328.0) for 2008	$(58.7)	$(752.5)	$(17.9)

The decline in Net realized capital losses for the year ended December 31, 2009, was primarily due to a decline in impairments related to improved market conditions which began in the latter part of the first quarter of 2009, as well as the implementation of new US GAAP guidance on impairments in the second quarter of 2009, which resulted in the transfer of noncredit related impairments to Other comprehensive income (loss). Also contributing to the decline was a gain of $206.2 recognized in the first quarter of 2009 on the transfer of an 80% interest in the Company’s Alt-A residential mortgage-backed securities to the Dutch State as well as gains on the sale of equity securities driven by improvements in equity market conditions.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. During 2008 and continuing in 2009, as a result of the economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2009 and 2008, the Company fully amortized $11.3 and $624.4, respectively, of net unamortized realized capital losses allocated to experience-rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 at

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

December 31, 2007 and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, including those related to experience-related contracts, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Proceeds on sales	$4,674.6	$8,426.5	$5,738.8
Gross gains	228.5	120.0	66.4
Gross losses	87.4	234.4	101.2

3.	Financial Instruments

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures”, defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

	2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,861.8	$12,320.6	$1,472.9	$15,655.3
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives	-	129.0	-	129.0
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	34,936.7	6,433.1	-	41,369.8
Total	$38,074.6	$18,884.5	$1,512.7	$58,471.8

Liabilities:
Product guarantees	$-	$-	$6.0	$6.0
Derivatives	-	283.4	48.3	331.7
Total	$-	$283.4	$54.3	$337.7

(1)	Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.7%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,481.7	$10,704.3	$2,291.6	$14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Derivatives	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	711.1	18.2	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$32,980.7	$16,337.8	$2,291.6	$51,610.1

Liabilities:
Product guarantees	$-	$-	$220.0	$220.0
Derivatives	-	470.5	73.6	544.1
Total	$-	$470.5	$293.6	$764.1

(1)	Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. While the market for subprime and Alt-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as Level 1 or Level 2 assets consistent with the policies described above for Fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following disclosures are made in accordance with the requirements of ASC 825, “Financial Instruments”, which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows at market risk-free rates adjusted for credit spreads.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2009 and 2008.

	2009		2008
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$15,655.3	$15,655.3	$14,477.6	$14,477.6
Equity securities, available-for-sale	187.9	187.9	240.3	240.3
Mortgage loans on real estate	1,874.5	1,792.8	2,107.8	2,027.9
Loan-Dutch State obligation	674.1	645.5	-	-
Policy loans	254.7	254.7	267.8	267.8
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	1,129.8	1,129.8	729.3	729.3
Derivatives	129.0	129.0	235.2	235.2
Notes receivable from affiliates	175.0	169.6	175.0	175.0
Assets held in separate accounts	41,369.8	41,369.8	35,927.7	35,927.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,359.0	1,450.4	1,529.4	1,610.6
Without a fixed maturity	16,441.2	17,688.4	15,611.8	17,237.9
Product guarantees	6.0	6.0	220.0	220.0
Derivatives	331.7	331.7	544.1	544.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following tables summarize the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009 and 2008.

		Fixed maturities,		Equity
		available-for-sale,		securities,
		including		available-			Product
		securities pledged		for-sale	Derivatives		Guarantees
Balance at January 1, 2009		$2,291.6		$-	$(73.6)		$(220.0)
	Capital gains (losses):
	Net realized capital (losses) gains	(41.2)	(1)	(11.0)	5.9	(3)	219.4	(4)
	Net unrealized capital gains(2)	137.7		5.3	-		-
	Total net realized and unrealized
	capital gains (losses)	96.5		(5.7)	5.9		219.4
	Purchases, sales, issuances,
	and settlements, net	(432.7)		1.0	11.6		(5.4)
	Transfers in to Level 3	-		44.5	-		-
	Transfers out of Level 3	(482.5)		-	7.8		-
Balance at December 31, 2009		$1,472.9		39.8	$(48.3)		$(6.0)

Balance at January 1, 2008		$1,737.6		$-	$-		$(76.4)
	Capital gains (losses):
	Net realized capital losses	(72.6)	(1)	-	(29.3)	(3)	(139.6)	(4)
	Net unrealized capital gains(2)	71.8		-	-		-
	Total net realized and unrealized
	capital losses	(0.8)		-	(29.3)		(139.6)
	Purchases, sales, issuances,
	and settlements, net	(171.7)		-	21.5		(4.0)
	Transfers in to Level 3	726.5		-	(65.8)		-
Balance at December 31, 2008		$2,291.6		$-	$(73.6)		$(220.0)

(1)	This amount is included in Net realized capital gains (losses) with $(79.8) and $5.4 for the years ended December 31, 2009
	and 2008, respectively, related to the amortization of book value included in Net investment income on the Consolidated
	Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3)	This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations and contains
	unrealized gains (losses) on Level 3 derivatives held at December 31, 2009 and 2008. All gains and losses on these Level 3
	assets are classified as realized gains (losses) for the purpose of this disclosure because it is impractical to track realized and
	unrealized gains (losses) on a contract-by-contract basis.
(4)	This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of Operations.
	All gains and losses on these Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it
	is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Level 3 fair value balances are discussed below by investment type.

Fixed Maturities available-for-sale, including securities pledged: The amount of Level 3 fixed maturities for the year ended December 31, 2009, declined mainly due to the transfer of 80% interest in the Company’s Alt-A residential mortgage-backed securities to the Dutch State during the first quarter of 2009. The unrealized capital gains on Level 3 fixed maturities for the year ended December 31, 2009, represent the decrease in unrealized losses due to the decrease in the Level 3 fixed maturities portfolio related to the Dutch State Transaction, as well as increases in the value of fixed maturities as the markets improved in the latter part of 2009. Transfers out of Level 3 for the year ended December 31, 2009, represent the movement of Alt-A mortgage-backed securities to Level 2, as the market became active again for these securities at the end of 2009. The increase in Level 3 fixed maturities for the year ended December 31, 2008, was related to the Company’s determination that subprime and Alt-A RMBS should be classified as Level 3 due to decreased levels of corroborating market activity for these securities.

Equity securities, available-for-sale: Equity securities transferred into Level 3 in 2009 represent private equities or equity securities not traded on an exchange, which are valued by sources other than a pricing service such as analytics or brokers.

Derivatives: Fair value of Level 3 derivatives declined for the year ended December 31, 2009, primarily due to the transfer from Level 3 to Level 1 of futures contracts, which are valued based on unadjusted prices from an active exchange. Level 3 derivatives for the year ended December 31, 2008 increased due to the transfer in of subprime and Alt-A RMBS due to significantly reduced market activity.

Product guarantees: For the year ended December 31, 2009, the value of the liability related to product guarantees decreased as an increase in interest rates and market values increased customer account balances and decreased the Company’s liability. As of December 31, 2009, the net realized gains attributable to credit risk were $5.0. For the year ended December 31, 2008, liabilities related to product guarantees increased as deterioration in the economic environment led to lower customer account balances and increased the Company’s liability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

See the Organization & Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. A decrease in variable annuity account values would also result in lower fee income. A decrease in equity markets may also negatively impact the Company’s investment in equity securities. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense. The underlying reserve liabilities are valued under ASC 820, ASC 815 and ASC 944. The change in reserve liabilities is recorded in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products in an increasing interest rate environment.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2009 and 2008.

	2009			2008
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Interest rate swaps(1)	5,909.4	$86.8	$(228.8)	7,207.2	$207.6	$(439.6)
Foreign exchange swaps(1)	199.5	-	(43.3)	199.5	3.1	(21.7)
Credit default swaps(1)	243.9	0.2	(53.6)	341.1	16.1	(75.0)
Forwards(1)	-	-	-	263.0	3.3	-
Swaptions(1)	90.7	0.5	-	2,521.5	5.1	-
Futures(1)	-	-	-	580.6	-	(7.8)
Interest rate caps(1)	3,750.0	41.5	(6.0)	-	-	-
Managed custody
guarantees(3)	N/A*	-	(6.0)	N/A*	-	(40.0)
Embedded derivatives:
Within securities(2)	N/A*	46.4	(0.1)	N/A*	123.7	-
Within retail annuity
products(3)	N/A*	-	-	N/A*	-	(180.0)
Total	10,193.5	$175.4	$(337.8)	11,112.9	$358.9	$(764.1)
* N/A - Not applicable.
(1)	The fair values of these derivatives are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.
(2)	The fair values of embedded derivatives within securities are reported in Fixed maturities, available-for-sale, on the
Consolidated Balance Sheets with the underlying instrument.
(3)	The fair values of embedded derivatives within retail annuity products and managed custody guarantees are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2009 and 2008.

	2009	2008
Interest rate swaps(1)	$(109.5)	$(198.4)
Foreign exchange swaps(1)	(23.3)	29.1
Credit default swaps(1)	(16.5)	(12.3)
Forwards(1)	13.1	27.2
Swaptions(1)	(4.9)	(6.2)
Futures(1)	(49.0)	(29.3)
Interest rate caps(1)	(0.1)	2.1
Managed custody guarantees(2)	34.0	(40.0)
Embedded derivatives:
Within securities(2)	(77.4)	82.0
Within retail annuity products(2)	185.4	(99.6)
Other	-	0.8
Total	$(48.2)	$(244.6)
(1)	Changes in value are included in Net realized capital losses on the Consolidated Statements of Operations.
(2)	Changes in value are included in Interest credited and other benefits to contractowners on the Consolidated
Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2009, the fair value of credit default swaps of $0.2 and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

$53.6 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2009 and 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $84.4 and $161.0, respectively.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of ASC Topic 944-30	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	865.5
Deferrals of commissions and expenses	108.2
Amortization:
Amortization	(39.3)
Interest accrued at 5% to 7%	58.0
Net amortization included in the Consolidated Statements of Operations	18.7
Change in unrealized capital gains (losses) on available-for-sale securities	(90.6)
Balance at December 31, 2009	$901.8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The estimated amount of DAC amortization expense, net of interest, is $17.8, $44.6, $49.8, $48.6, and $44.4, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Activity within VOBA was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of ASC Topic 944-30	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	1,832.5
Deferrals of commissions and expenses	40.4
Amortization:
Amortization	(170.5)
Interest accrued at 4% to 7%	72.2
Net amortization included in the Consolidated Statements of Operations	(98.3)
Change in unrealized capital gains (losses) on available-for-sale securities	(783.1)
Balance at December 31, 2009	$991.5

The estimated amount of VOBA amortization expense, net of interest, is $36.1, $64.0, $64.8, $59.2, and $53.0, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Analysis of DAC and VOBA

The decrease in Net amortization of DAC and VOBA for the year ended December 31, 2009, was primarily due to reduced amortization rates driven by an increase in estimated future gross profits due to the improvement in equity markets in 2009. This decline was partially offset by the impact of higher current year gross profits, primarily due to lower expenses and lower realized losses, which resulted in an increase in amortization.

The increase in Net amortization of DAC and VOBA for the year ended December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits.

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, ILIAC paid $145.0 in dividends on its common stock to its Parent. During 2009 and 2008, ILIAC did not pay any dividends to its Parent. On February 19, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING. During 2008 and 2007, ILIAC did not receive any cash capital contributions from its Parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $271.6, $(428.4), and $245.5, for the years ended December 31, 2009, 2008, and 2007, respectively. Statutory capital and surplus was $1,762.1 and $1,524.6 as of December 31, 2009 and 2008, respectively. As specifically permitted by statutory accounting practices, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting. The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9. Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period. The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period. The impact of the grade-in for the year ended December 31, 2009 was a $32.6 increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion of or all of the gross deferred tax assets will not be realized. The effects on the Company’s 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to total assets and capital and surplus of $51.1. This adoption had no impact on total liabilities or net income.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively. As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2009 and 2008, was $6.9 billion and $6.5 billion, respectively.

7.	Income Taxes

ILIAC files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income tax expense (benefit) consisted of the following for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Current tax expense (benefit):
Federal	$27.5	$(121.8)	$28.6
State	(0.9)	(18.1)	(9.0)
Total current tax expense (benefit)	26.6	(139.9)	19.6
Deferred tax expense:
Federal	23.0	31.6	36.4
Total deferred tax expense	23.0	31.6	36.4
Total income tax expense (benefit)	$49.6	$(108.3)	$56.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Income (loss) before income taxes and cumulative
effect of change in accounting principle	$403.5	$(1,138.5)	$274.4
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	141.2	(398.5)	96.0
Tax effect of:
Dividend received deduction	(2.6)	(15.5)	(26.2)
IRS audit settlement	(0.1)	(10.1)	-
State audit settlement	(1.2)	(12.6)	(21.8)
State tax expense	0.1	1.3	-
Tax valuation allowance	(92.2)	333.0	-
Other	4.4	(5.9)	8.0
Income tax expense (benefit)	$49.6	$(108.3)	$56.0

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2009 and 2008, are presented below.

	2009	2008
Deferred tax assets:
Insurance reserves	$140.0	$217.2
Net unrealized capital loss	-	503.8
Investments	255.6	294.7
Postemployment benefits	67.1	67.4
Compensation	46.3	42.5
Other	16.6	3.9
Total gross assets before valuation allowance	525.6	1,129.5
Less: valuation allowance	(202.5)	(333.0)
Assets, net of valuation allowance	323.1	796.5
Deferred tax liabilities:
Net unrealized capital gain	(55.3)	-
Value of business acquired	(347.0)	(653.3)
Deferred policy acquisition costs	(272.0)	(244.3)
Total gross liabilities	(674.3)	(897.6)
Net deferred income tax liability	$(351.2)	$(101.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2009 and 2008, the Company had a tax valuation allowance of $158.5 and $328.0, respectively, related to realized capital losses. The change from December 31, 2008 to December 31, 2009 consists of (a) $(92.2) related to realized capital losses which is included in Net income (loss) and (b) $(77.3) related to the adoption of new US GAAP guidance on impairments, as included in ASC Topic 320, which is reflected in Accumulated other comprehensive loss. Additionally, at December 31, 2009, the Company had a valuation allowance of $39.0 which is included in Accumulated other comprehensive loss. The Company had no valuation allowance at December 31, 2008. As of December 31, 2009, the tax valuation allowance on unrealized capital losses included $77.3, which was reclassified from beginning Retained earnings to Other comprehensive loss under ASC Topic 320. The Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC had a receivable from ING AIH of $23.9 and $38.6 for federal income taxes as of December 31, 2009 and 2008, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2009 and 2008 are as follows:

	2009	2008
Balance at January 1	$22.1	$47.4
Additions for tax positions related to current year	0.9	2.4
Additions for tax positions related to prior years	3.5	2.2
Reductions for tax positions related to prior years	(13.3)	(20.7)
Reductions for settlements with taxing authorities	(0.4)	(9.2)
Balance at December 31	$12.8	$22.1

The Company had $24.8 and $23.1 of unrecognized tax benefits as of December 31, 2009 and 2008, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense (benefit) on the Balance Sheets and the Statements of Operations, respectively. The Company had accrued interest of $3.3 and $3.8 as of December 31, 2009 and 2008, respectively. The decrease in accrued interest during the year ended December 31, 2009 primarily related to the settlement of the 2001 through 2006 New York state audit.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Regulatory Matters

The Company is currently under audit by the Internal Revenue Service (“IRS”) for tax years 2004 through 2009. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS examinations, it is reasonably possible that the unrecognized tax benefits will increase by up to $4.1. The timing of the payment of the remaining allowance of $16.9 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for tax year 2008 and 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

•	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter on the qualified status of the Retirement Plan. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $22.3, $14.0, and $17.2, for 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.9, $10.3, and $10.1, for the years ended December 31, 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America Serp. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009 and 2008.

	2009	2008
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$94.9	$85.6
Interest cost	5.3	5.2
Benefits paid	(13.4)	(11.6)
Post service cost-unrecognized	-	0.2
Actuarial gain on obligation	3.4	15.5
Projected benefit obligation, December 31	$90.2	$94.9

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2009	2008
Accrued benefit cost	$(90.2)	$(94.9)
Accumulated other comprehensive income	21.1	20.0
Net amount recognized	$(69.1)	$(74.9)

At December 31, 2009 and 2008, the projected benefit obligation was $90.2 and $94.9, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2009 and 2008 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2009	2008
Discount rate at end of period	6.00%	6.00%
Rate of compensation increase	1.50%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2009, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by current US GAAP guidance for employers’ accounting for pensions, the 6.0% discount rate will also be used to determine the Company’s 2010 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2009	2008	2007
Discount rate	6.00%	6.50%	5.90%
Rate of increase in compensation levels	1.50%	4.00%	4.20%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The weighted average assumptions used in calculating the net pension cost for 2009 were, as indicated above, a 6.0% discount rate and a 1.5% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009, 2008, and 2007, were as follows:

	2009	2008	2007
Interest cost	$5.3	$5.2	$5.4
Net actuarial loss recognized in the year	2.1	-	0.7
Unrecognized past service cost recognized in the year	0.1	-	-
The effect of any curtailment or settlement	0.1	0.5	0.4
Net periodic benefit cost	$7.6	$5.7	$6.5

Cash Flows

In 2010, the employer is expected to contribute $10.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2010 through 2014, and thereafter through 2019, are estimated to be $10.5, $9.3, $8.9, $7.8, $6.8, and $26.5, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company recognized compensation expense for the leo options and performance shares of $3.7, $4.1, and $4.5, for the years ended December 31, 2009, 2008, and 2007, respectively.

For leo, the Company recognized tax benefits of $0.1, $0.7, and $3.2, in 2009, 2008, and 2007, respectively.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008, but has not yet received a favorable determination letter on the qualified status of the Plan.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of a previously accrued immaterial liability for any active employees age 50 or older. The life

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2009, 2008, and 2007, were $11.6, $13.2, and $12.7, respectively.

8.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $35.9, $58.4, and $60.5, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $140.2, $175.3, and $167.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2009, 2008, and 2007, net expenses related to the agreement were incurred in the amount of $26.3, $19.6, and $21.7, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2009, 2008, and 2007, commissions were collected in the amount of $275.3, $622.5, and $568.4. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust (“IIT”). On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue DSL earns as investment advisor of IIT which is attributable to ING USA deposits into IIT. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred under these services agreements in the amount of $138.7, $156.2, and $124.4, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $12.5, $14.9, and $13.1, respectively.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $204.1, $245.1, and $312.7, (excludes fees paid to ING Investment Management Co.) in 2009, 2008, and 2007, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

DSL has been retained by IIT, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2009, 2008, and 2007, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $270.0, $323.8, and $343.8, respectively. At December 31, 2009 and 2008, DSL had $25.3 and $18.6, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred an immaterial amount of interest expense for the year ended December 31, 2009 and $0.2, and $3.9, for the years ended December 31, 2008 and 2007, respectively, and earned interest income of $1.0, $4.8, and $1.7, for the years ended December 31, 2009, 2008, and 2007, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2009, the Company had a $287.2 receivable from ING AIH and as of December 31, 2008, the Company had $13.0 due to ING AIH under the reciprocal loan agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2009, 2008, and 2007 was $10.0, $11.1 and $11.1, respectively.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America. The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

9.	Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the years ended December 31, 2009 and 2008, and minimal interest expense for the year ended December 31, 2007. At December 31, 2009 and 2008, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

As of June 1, 2007, the State of Connecticut, acting by the Department of Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the Windsor Property. The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if ILIAC and its affiliates meet certain employment thresholds at the Windsor Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to the Company in accordance with the terms of the DECD Loan.

At both December 31, 2009 and 2008, the amount of the loan outstanding was $4.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

10.	Reinsurance

At December 31, 2009, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2009, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.6 and $11.0 were maintained for this contract as of December 31, 2009 and 2008, respectively.

Reinsurance ceded in force for life mortality risks were $18.6 billion and $19.6 billion at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, net receivables were comprised of the following:

	2009	2008
Claims recoverable from reinsurers	$2,427.4	$2,506.6
Payable for reinsurance premiums	(0.7)	(0.9)
Reinsured amounts due to reinsurer	(0.7)	(0.4)
Other	0.3	0.3
Total	$2,426.3	$2,505.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Deposits ceded under reinsurance	$162.4	$174.4	$188.5
Premiums ceded under reinsurance	0.3	0.3	0.4
Reinsurance recoveries	339.8	309.0	419.7

11.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company. However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2009, 2008, and 2007, rent expense for leases was $5.1, $6.1, and $17.7, respectively.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties. At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, of which $253.7 was with related parties. During 2009 and 2008, $46.8 and $81.3, respectively, was funded to related parties under off-balance sheet commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2009, the Company did not hold any cash collateral and as of December 31, 2008, the Company held $4.4, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2009 and 2008, the Company delivered collateral of $130.3 and $93.4, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

12.	Restructuring Charges

2008 CitiStreet Integration

During the third quarter of 2008, integration initiatives began related to the acquisition of CitiStreet LLC, now known as ING Institutional Plan Services, LLC, by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs in 2008 and 2009. In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the years ended December 31, 2009 and 2008.

		2009	2008
Restructuring reserve beginning balance		$8.3	$-
	Restructuring charges:
	Employee severance and termination benefits(1)	5.1	11.2
	Future rent on non-cancelable leases(2)	-	1.5
	Total restructuring charges	5.1	12.7
	Intercompany charges and payments(3)	(0.4)	(2.5)
	Payments applied against reserve(4)	(10.5)	(1.9)
Restructuring reserve at December 31		$2.5	$8.3
(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those
	within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company
	based upon the department that used the space, and the cash settlement occurred in January 2009 for 2008 expenses.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees
	that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits occurred during the first quarter of 2009, which resulted in the recognition of an immaterial loss related to unrecognized prior service costs.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive loss as of December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale, including
OTTI of $(46.7) and $(238.8) of cumulative effect
of change in accounting principle in 2009	$133.4	$(1,315.5)	$(64.5)
Equity securities, available-for-sale	12.8	(7.4)	6.3
DAC/VOBA adjustment on available-for-sale
securities including $134.0 of cumulative effect
of change in accounting principle in 2009	(88.8)	650.9	7.8
Sales inducements adjustment on
available-for-sale securities	0.2	2.4	0.2
Other investments	-	(0.3)	(0.7)
Less: allocation to experience-rated contracts	-	-	(16.4)
Unrealized capital gains (losses), before tax	57.6	(669.9)	(34.5)
Deferred income tax asset (liability) (includes $30.4
cumulative effect of change in accounting
principle in 2009)	(24.9)	205.8	12.1
Deferred tax asset valuation allowance (includes
$(77.3) cumulative effect of change in accounting
principle in 2009)	(39.0)	-	(6.4)
Net unrealized capital gains (losses)	(6.3)	(464.1)	(28.8)
Pension liability, net of tax	(8.7)	(18.0)	(5.0)
Accumulated other comprehensive loss	$(15.0)	$(482.1)	$(33.8)

On April 1, 2009, the Company adopted new US GAAP guidance on impairments, included in ASC Topic 320. As prescribed by this accounting guidance, noncredit impairments, reflecting the portion of the impairment between the present value of future cash flows and fair value, were recognized in Other comprehensive loss. As of December 31, 2009, net unrealized capital gains (losses) on available-for-sale fixed maturities included $46.7 of noncredit impairments. In addition, a cumulative transfer of noncredit impairments of $(151.7), after considering the effects of DAC of $134.0 and income taxes of $(46.9), was made from beginning retained earnings to Accumulated other comprehensive loss as of April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2009 and 2008, as a result of market conditions that resulted in large unrealized losses, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance Sheets rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, and excluding those related to experience-rated contracts as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$1,448.9	$(1,251.0)	$(19.9)
Equity securities, available-for-sale	20.2	(13.7)	(11.8)
DAC/VOBA adjustment on
available-for-sale securities	(739.7)	643.1	3.9
Sales inducements adjustment on
available-for-sale securities	(2.2)	2.2	0.1
Premium deficiency reserve adjustment	-	-	37.5
Other investments	0.3	0.4	(1.5)
Less: allocation to experience-rated contracts	-	16.4	36.0
Unrealized capital gains (losses), before tax	727.5	(635.4)	(27.7)
Deferred income tax (liability) asset	(230.7)	193.7	9.7
Net change in unrealized capital gains (losses)	$496.8	$(441.7)	$(18.0)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital holding gains (losses) arising
during the year (1)	$513.0	$(1,192.0)	$(66.9)
Less: reclassification adjustment for gains
(losses) and other items included in Net income (loss)(2)	16.2	(750.3)	(48.9)
Net change in unrealized capital gains (losses) on securities	$496.8	$(441.7)	$(18.0)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $751.2, $(1,714.8), and $(102.9), for the years ended December 31, 2009, 2008, and 2007, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $23.7,
$(1,079.4), and $(75.2), for the years ended December 31, 2009, 2008, and 2007, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold or impaired during the period.

The following table identifies the amount of noncredit impairments on fixed maturities recognized in Other comprehensive income (loss) as of the dates indicated.

		2009
Balance at April 1, 2009(1)		$-
	Additional noncredit impairments:
	On securities not previously impaired	53.0
	On securities previously impaired	0.3
	Reductions:
	Securities sold, matured, prepaid or paid down(2)	(0.8)
	Securities with additional credit impairments(2)	(5.8)
Balance at December 31, 2009		$46.7
(1)	New guidance on recognition and presentation of OTTI, included in ASC Topic 320, was adopted on April 1, 2009.
(2)	Represents realization of noncredit impairments to Net income (loss).

Form No. SAI.130822-10	ILIAC Ed April 2010

VARIABLE ANNUITY ACCOUNT I
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account I:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2009
		-	Statements of Operations for the year ended December 31, 2009
		-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2009, 2008 and 2007
		-	Consolidated Balance Sheets as of December 31, 2009 and 2008
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2009, 2008 and 2007
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2009, 2008 and 2007
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account I · Incorporated by reference to
Registration Statement on Form N-4 (File No. 033-59749), as filed on June 1, 1995.
	(2)		Not Applicable
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Insurance Company of America and ING Financial Advisers, LLC · Incorporated by reference to Post-
Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-
75996), as filed on December 20, 2006.
	(4.1)		Variable Annuity Contract (G2-CDA-99(TORP)FL) · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-87131), as filed on December 15, 1999.
	(4.2)		Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract
G2-CDA-99(TORP)FL · Incorporated by reference to Post-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December
15, 1999.

(4.3)	Endorsement EEGTRRA2(01) to Contract G2-CDA-99(TORP)FL and Contract
Certificate GTCC2-99(TORP)FL · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 17, 2002.
(4.4)	Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate
GTCC2-99(TORP)(FL) · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April
17, 2002.
(4.5)	Endorsement E-LOAN2TORP(1/02) to Contract G2-CDA-99(TORP)FL and
Certificate GTCC2-99(TORP)FL · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 17, 2002.
(4.6)	Endorsement - MERGE-IICA-ILIAC-05 to Contract G2-CDA99 (TORP)FL and
Certificate GTCC2-99(TORP)FL · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.7)	Contract G-CDA-05(TORP)FL · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.8)	Certificate (GTCC-05 (TORP)FL · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.9)	Endorsement EEGTRRA (12/05) to Contract G-CDA-05 (TORP)FL and Certificate
GTCC-05(TORP)FL · Incorporated by reference to Registration Statement on Form
N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.10)	Endorsement ELOANTORP (12/05) to Contract G-CDA-05 (TORP)FL and
Certificate GTCC-05(TORP)FL · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(5)	Variable Annuity Contract Application 300-MOP-02 FL-ILIAC (5/02) · Incorporated
by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not Applicable
(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-105479), as filed on May 22, 2003.
(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and

ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity
Company) · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.3)	Fund Participation Agreement dated November 1, 1999 by and among Aetna
Insurance Company of America, AIM Variable Insurance Funds, Inc. and A I M
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15,
1999.
(8.4)	First Amendment dated as of November 17, 2000 to Participation Agreement dated as of November 1, 1999 by and among Aetna Insurance Company of America, AIM
Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M
Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-87131), as filed on April 16, 2001.
(8.5)	Amendment dated as of July 12, 2002 to Fund Participation Agreement dated
November 1, 1999, as amended on November 17, 2000 among AIM Variable
Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), AIM Distributors,
Inc., Aetna Insurance Company of America and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.
(8.6)	Service Agreement dated November 1, 1999 between Aetna Insurance Company of
America and AIM Advisors, Inc. · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on December 15, 1999.
(8.7)	First Amendment dated October 1, 2000 to Service Agreement dated November 1,
1999 between Aetna Insurance Company of America and AIM Advisors, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001.
(8.8)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.9)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.10)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated

Selling and Services Agreement and Fund Participation Agreement dated as of May 1,
2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.11)	(Retail) Second Amendment dated as of October 1, 2009 to the Amended and
Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008, as amended, between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Fred Alger &
Company, Incorporated · Incorporated by reference to Post-Effective Amendment No.
56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009.
(8.12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.13)	(Retail) Selling and Services Agreement and Fund Participation Agreement between
ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc.
(Amana Funds) · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.14)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 18, 2008.
(8.15)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.16)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on April 13, 2004.
(8.17)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company and American Century
Investment Services · Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10,
2007.
(8.18)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company,
American Century Investment Services, Inc. and American Century Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.19)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna
Investment Services, Inc., Aetna Life Insurance and Annuity Company and American
Century Investment Services · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.20)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services
Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company) and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.21)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING
Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING
Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and
Annuity Company) and American Century Investment Services, Inc. · Incorporated
by reference to Post-Effective Amendment No. 48 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.22)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October 1,
2004 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century
Investment Services, Inc. and American Century Services, LLC · Incorporated by
reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4 (File No. 333-105479), as filed on April 11, 2008.
(8.23)	(Retail) Fourth Amendment dated as of April 6, 2009 to the Selling and Services
Agreement dated July 1, 2000 as amended on November 7, 2003, October 1, 2004 and
April 1, 2007 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan
Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment
Services, Inc.), American Century Investment Services, Inc. and American Century
Services, LLC · Incorporated by reference to Post-Effective Amendment No. 56 to

Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.24)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.25)	(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel
Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.26)	(Retail) First Amendment made and entered into as of October 1, 2000 to Fund
Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly
Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company on its own behalf and on behalf of its Separate Account F ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.27)	(Retail) Second Amendment to Fund Participation Agreement made and entered into as of May 1, 2002 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Investment Trust (with respect to Ariel
Fund, formerly Ariel Growth Fund and Ariel Appreciation Fund) and Ariel
Distributors, Inc. and ING Life Insurance and Annuity Company (formerly, Aetna
Life Insurance and Annuity Company) on its own behalf and on behalf of its Variable
Annuity Separate Accounts B, C, D, and F · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004.
(8.28)	(Retail) Third Amendment to Fund Participation Agreement made and entered into as of January 1, 2009 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Investment Trust (with respect to Ariel
Fund, formerly Ariel Growth Fund and Ariel Appreciation Fund) and Ariel
Distributors, Inc. and ING Life Insurance and Annuity Company (formerly, Aetna
Life Insurance and Annuity Company) on its own behalf and on behalf of its Variable
Annuity Separate Accounts B, C, D, and F · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 15, 2009.

(8.29)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.
(8.30)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.31)	(Retail) First Amendment effective February 4, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.32)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.33)	(Retail) Form of Selling and Services Agreement and Fund Participation Agreement
dated March 19, 2010 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset
Management, LLC, Aston Funds and PFPC Distributors, Inc.
(8.34)	Form of Rule 22c-2 Agreement made and entered into as of March 19,2010 between
Aston Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc
(8.35)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.

(8.36)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.37)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Insurance Company of America · Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-59749), as
filed on February 13, 1998.
(8.38)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Insurance Company of America · Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
033-59749), as filed on April 18, 2000.
(8.39)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.40)	(Retail) Participation Agreement dated as of January 1, 2003 among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company · Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.41)	(Retail) First Amendment is made and entered into as of January 3, 2006 to
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company · Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006.

(8.42)	(Retail) Second Amendment effective November 1, 2006 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc.
and American Funds Service Company · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.43)	(Retail) Third Amendment effective February 1, 2007 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006 and on November 1, 2006, by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, American Funds
Distributors, Inc. and American Funds Service Company · Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 15, 2008.
(8.44)	(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006 and February 1, 2007, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New
York · Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.
(8.45)	(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006, February 1, 2007 and October 1, 2008, by and among American Funds
Distributors, Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York · Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.46)	(Retail) Sixth Amendment effective May 1, 2009 to the Participation Agreement dated
January 1, 2003, and as amended on January 3, 2006, November 1, 2006, February 1,
2007, October 1, 2008 and January 30, 2009, by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company · Incorporated by reference to Post-Effective Amendment No. 55 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2010.
(8.47)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000. Company · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 16, 2005.

(8.48)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.49)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.50)	(Retail) Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.51)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.52)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.53)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Insurance Company of America, Fidelity Distributors Corporation, Variable Insurance
Products Fund and Variable Insurance Products Fund II · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 11, 2008.
(8.54)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.55)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.56)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.57)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 · Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.58)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.59)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.60)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.61)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006

(8.62)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 16, 2004.
(8.63)	(Retail) Amendment dated November 21, 2000 to Master Shareholder Services
Agreement effective as of August 28, 2000 among Franklin Templeton Distributors,
Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.64)	(Retail) Second Amendment effective as of February 1, 2002 to Master Shareholder
Services Agreement effective as of August 28, 2000 among Franklin Templeton
Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 16, 2004.
(8.65)	(Retail) Third Amendment effective as of May 1, 2004 to Master Shareholder
Services Agreement effective as of August 28, 2000, as amended on February 1, 2002 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Pre-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No.
333-01107), as filed on October 24, 2005.
(8.66)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-134760), as filed on July 27, 2007.
(8.67)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (to be renamed ING Investors Trust effective May 1,
2003), and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-23512), as
filed on August 1, 2003.
(8.68)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.

(8.69)	Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc.,
Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and
Aetna Insurance Company of America · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 17, 2002.
(8.70)	Amendment dated as of March 5, 2002 to Participation Agreement dated as of
December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and
Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of
America · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(8.71)	Amendment dated May 1, 2003 to the Participation Agreement dated as of December
5, 2001 and subsequently amended on March 5, 2002 between ING Partners, Inc.,
ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and
ING Insurance Company of America · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 5, 2003.
(8.72)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of December 5, 2001 and subsequently amended on March 5,
2002 and May 1, 2003 · Incorporated by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1,
2005.
(8.73)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of
America and ING Financial Advisers, LLC dated as of December 5, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
130822), as filed on January 3, 2006.
(8.74)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.75)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.

(8.76)	Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be
renamed ING Insurance Company of America) · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-
87131), as filed on April 17, 2002.
(8.77)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance
Company of America to the Shareholder Servicing Agreement (Service Class Shares)
dated May 1, 2002 · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.
(8.78)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated May 1, 2002, as amended on March 5, 2002 and May 1,
2003· Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.79)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of
America dated May 1, 2002, as amended on March 5, 2002, May 1, 2003 and
November 1, 2004 · Incorporated by reference to Registration Statement on Form
N-4 (File No. 333-130822), as filed on January 3, 2006.
(8.80)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Insurance
Company of America dated May 1, 2002, as amended on March 5, 2002, May 1,
2003 and November 1, 2004 · Incorporated by reference to Initial Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.81)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005 and December 7, 2005 · Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on
June 6, 2006.
(8.82)	Fund Participation Agreement effective as of May 1, 1998 between Aetna Insurance
Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna
Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment
Management · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 033-59749), as filed on April 18, 2000.

(8.83)	Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable
Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management,
Inc. · Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 033-59749), as filed on April 18, 2000.
(8.84)	Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of
May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of
America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-130822), as
filed on April 11, 2007.
(8.85)	Service Agreement with Investment Advisor effective May 1, 1998 between Aeltus
Investment Management, Inc. and Aetna Insurance Company of America ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 033-59749), as filed on April 18, 2000.
(8.86)	First Amendment effective as of May 1, 2000 to Service Agreement with Investment
Advisor effective May 1, 1998 between Aeltus Investment Management, Inc. and
Aetna Insurance Company of America · Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-59749), as
filed on April 18, 2000.
(8.87)	Second Amendment dated as of June 26, 2001 to Service Agreement dated May 1,
1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of
America · Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.
(8.88)	Participation Agreement dated as of May 1, 2001 among Aetna Insurance Company of
America, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(8.89)	Amendment dated August 30, 2002 between ING Insurance Company of America,
ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust)
and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.
(8.90)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Insurance Company of America (Administrator
for ING Variable Products Trust) · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 15, 2003.

(8.91)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.92)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12,
2007.
(8.93)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrator
Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.94)	(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and
Loomis Sayles Distributors, L.P. · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as
filed on April 11, 2008.
(8.95)	(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.96)	(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services,
LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors,
L.P. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.97)	Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrator
Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.98)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Insurance Company of America · Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-87131), as filed on April 17, 2002.
(8.99)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.
(8.100)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Insurance Company of America · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 17, 2002.
(8.101)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.102)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.103)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 22, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger
Berman Management LLC · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.104)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.

(8.105)	Fund Participation Agreement effective as of April 1, 1997 between Aetna Insurance
Company of America, Oppenheimer Variable Account Funds and Oppenheimer
Funds, Inc. · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 033-59749), as filed on April 16, 1997.
(8.106)	Service Agreement dated April 1, 1997 between Aetna Insurance Company of
America and Oppenheimer Funds, Inc. · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-59749), as
filed on April 16, 1997.
(8.107)	(Retail) Participation Agreement dated as of August 15, 2000 between Aetna
Insurance Company of America, Oppenheimer Funds Distributor and Oppenheimer
Funds Services · Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.
(8.108)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.109)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 15, 2009 by and among Pax World Funds Series Trust I, ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC
and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.110)	(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.
(8.111)	Participation Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust, PA Distributors LLC PIMCO PA Distributors, LLC · Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No.
333-87131), as filed on April 18, 2005.
(8.112)	First Amendment dated as of August 15, 2007 to Participation Agreement by and
between ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors
LLC dated as of May 1, 2004 · Incorporated by reference to Post-Effective
Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on May 23, 2008.

(8.113)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust and ING Insurance Company of America (Administrative) · Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4
(File No. 333-87131), as filed on April 18, 2005.
(8.114)	First Amendment dated as of August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on May 23, 2008.
(8.115)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust and ING Insurance Company of America · Incorporated by reference to Post-
Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-
87131), as filed on April 18, 2005.
(8.116)	First Amendment dated as of August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC ("PIMCO"), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.117)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.118)	Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable
Contracts Trust, Aetna Insurance Company of America, Pioneer Investment
Management, Inc. and Pioneer Funds Distributor, Inc. · Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-87131), as filed on April 17, 2002.
(8.119)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.120)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001
· Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005.

(8.121)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 · Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.122)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.123)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
December 29, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Ameriprise Financial Services, Inc. and RiverSource
Service Corporation · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.124)	(Retail) First Amendment dated July 1, 2007 by and among Ameriprise Financial
Services, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., ING
Life Insurance and Annuity Company and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.125)	(Retail) Second Amendment dated January 1, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, RiverSource Service Corporation and RiverSource Distributors, Inc., •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.126)	(Retail) Side Letter dated March 26, 2009 and effective June 12, 2009 to Selling and
Services Agreement and Fund Participation Agreement dated December 29, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC, RiverSource Corporation and
RiverSource Distributors, Inc. · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.

(8.127)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between RiverSource Service Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.128)	(Retail) Fund Participation Agreement dated as of August 15, 2000 between Federated
Services Company, Federated Securities Corp., Wachovia Bank, N.A. and Aetna
Insurance Company of America · Incorporated by referenced to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 14, 2004.
(8.129)	(Retail) Shareholder Services Agreement dated October 4, 1999 between Aetna
Investment Services, LLC and Federated Administrative Services · Incorporated by
referenced to Post-Effective Amendment No. 7 to Registration Statement on Form N-
4 (File No. 333-87131), as filed on April 14, 2004.
(8.130)	(Retail) First Amendment dated as of August 2000 to Shareholder Services
Agreement dated October 4, 1999 between Aetna Investment Services, LLC and
Federated Administrative Services · Incorporated by referenced to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 14, 2004.
(8.131)	Rule 22c-2 Agreement dated April 16, 2007 and effective October 16, 2007 among
Evergreen Service Company, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.132)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.133)	First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund
Participation Agreement effective as of September 26, 2005 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia
Management Distributors, Inc. • Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 15, 2008.

(8.134)	Second Amendment dated February 18, 2009 by and among ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, Columbia Management Distributors, Inc. and Columbia Management Services,
Inc. to the Selling and Services Agreement and Fund Participation Agreement dated as of September 26, 2005 and amended on April 1, 2008 • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File
No. 333-130822), as filed on April 9, 2009.
(8.135)	Fund Participation Agreement dated as of May 1 2004 between Columbia Advisers
Trust, Columbia Wanger Asset Management LP, and ING Insurance Company of
America (Wanger Funds) · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.
(8.136)	Service Agreement with Investment Adviser dated as of May 1, 2004 between
Columbia Wanger Asset Management, LP ING Life Insurance and Annuity Company,
ING Insurance Company of America, and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 38 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.137)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.138)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable

(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal	Positions and Offices with
Business Address	Depositor
Catherine H. Smith[1]	President and Director
Thomas J. McInerney[1]	Director and Chairman
Donald W. Britton[2]	Director
Robert G. Leary[3]	Director
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief
Financial Officer
Lynne R. Ford[3]	Executive Vice President
Michael S. Smith[4]	Director
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Brian D. Comer[1]	Senior Vice President
Ralph R. Ferraro[1]	Senior Vice President
Mark B. Kaye[4]	Senior Vice President
Richard T. Mason[1]	Senior Vice President
Shaun P. Mathews[5]	Senior Vice President
Timothy T. Matson[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[2]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President
Mary A. Broesch[4]	Vice President and Actuary
Cynthia M. Brooks[2]	Vice President
Kevin P. Brown[1]	Vice President
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Ida I. Colon[1]	Vice President and Chief Compliance Officer
Matthew L. Condos[1]	Vice President and Actuary
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
William Delahanty[2]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[2]	Vice President, Investments
Julie A. Foster[6]	Vice President
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Brian K. Haendiges[1]	Vice President
Daniel P. Hanlon[1]	Vice President
Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
Christine Hurtsellers[2]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Gilbert E. Mathis[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Paul L. Mistretta[2]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[6]	Vice President
Tracey Polsgrove[1]	Vice President and Actuary
Deborah J. Prickett[6]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President, Compliance
Spencer T. Shell[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su4	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Mary Bebe Wilkinson[3]	Vice President
Kristi L. Wohlwend[6]	Vice President, Compliance
Scott N. Shepherd[1]	Actuary

Name and Principal	Positions and Offices with
Business Address	Depositor
Joy M. Benner[8]	Secretary
Armand Aponte[3]	Assistant Secretary
Eric G. Banta[7]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Beth Halberstadt[9]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
James Mayer[9]	Assistant Secretary
Tina M. Nelson[8]	Assistant Secretary
Melissa A. O’Donnell[8]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

1 The principal business address of these directors and these officers is One Orange Way
Windsor, Connecticut 06095.
2 The principal business address of this director and these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.
3 The principal business address of these directors and these officers is 230 Park Avenue,
New York, New York 10169.
4 The principal business address of this director and these officers is 1475 Dunwoody Drive,
West Chester, Pennsylvania 19380-1478.
5 The principal business address of this officer is 10 State House Square, Hartford,
Connecticut 06103.
6 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
7 The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203.
8 The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
9 The principal business address of these officers is One Heritage Drive, North Quincy,
Massachusetts 02171-2105.
10 The principal address of this officer is 100 Washington Square, Minneapolis, Minnesota
55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to Registration Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (Form No. 033-57244), as filed with the Securities and Exchange Commission on April 6, 2010.

Item 27. Number of Contract Owners

As of February 28, 2010, there were 7,967 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i)

Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Randall L. Ciccati[1]	Director
Brian D. Comer[1]	Director and Senior Vice President
William Wilcox[1]	Director
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter

Nancy D. Clifford[1]	Vice President
Chris Cokinis[4]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
Mark E. Jackowitz	Vice President
22 Century Hill Dr., Ste 101
Latham, NY 12110
Dave Kaherl[1]	Vice President
David Kelsey[1]	Vice President
Barbara Kesterson[4]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner, Jr.	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Brian J. Murphy[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Spencer T. Shell[2]	Vice President and Assistant Treasurer
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
William Wilcox[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[5]	Secretary
John Cecere[1]	Assistant Secretary
Tina M. Nelson[5]	Assistant Secretary
Melissa A. O’Donnell[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Susan M. Vega[5]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$340,218.89
Advisers, LLC

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of ING Life Insurance and Annuity Company during 2009.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-130822) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 12th day of April, 2010.

VARIABLE ANNUITY ACCOUNT I OF

ING LIFE INSURANCE AND ANNUITY COMPANY

(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Catherine H. Smith*
Catherine H. Smith President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Catherine H. Smith*	President and Director	)
Catherine H. Smith	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April 12,
Thomas J. McInerney		) 2010
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT I
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(8.33)	(Retail) Form of Selling and Services Agreement and Fund
Participation Agreement dated March 19, 2010 by and between
ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset
	Management, LLC, Aston Funds and PFPC Distributors, Inc	___________

24(b)(8.34)	Form of Rule 22c-2 Agreement made and entered into as of
March 19,2010 between Aston Fund, Aston Asset Management,
LLC, PFPC Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits
	Administrators Inc.	___________

24(b)(9)	Opinion and Consent of Counsel	___________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	___________

24(b)(13.1)	Powers of Attorney	___________